Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
May 31, 2025
LIG-NPRT3-0725
1.873112.116
Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	28,952,000	28,920,761
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	22,457,000	22,422,685
TOTAL BAILIWICK OF JERSEY		51,343,446
BERMUDA - 0.1%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	38,537,000	38,542,858
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	6,088,997	6,162,675
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	9,883,288	9,973,172
TOTAL CANADA		16,135,847
GRAND CAYMAN (UK OVERSEAS TER) - 5.0%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	15,020,000	15,021,142
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	25,958,000	25,960,440
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	56,239,000	56,254,297
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	27,167,000	27,180,692
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	39,309,000	39,322,955
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	25,306,825	25,313,708
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	18,644,000	18,654,739
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	24,631,000	24,637,527
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	25,460,000	25,488,973
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	37,984,000	38,001,511
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	21,905,000	21,913,543
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	32,719,000	32,743,310
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	40,974,000	41,034,191
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	24,873,000	24,900,062
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	19,837,000	19,842,911
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	33,779,000	33,831,357
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	23,883,000	23,881,328
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	26,444,000	26,472,057
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	32,995,000	33,025,916
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	29,512,000	29,349,891
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	32,158,000	32,125,746
Dryden 70 Clo Ltd Series 2018-70X Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.6922% 1/16/2032 (b)(c)(e)	227,121	227,304
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	22,130,000	22,133,275
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	28,334,000	28,404,835
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	33,269,000	33,347,581
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	16,803,000	16,813,149
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	7,800,000	7,807,153
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	26,302,000	26,326,540
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	37,869,000	37,902,628
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	25,377,000	25,379,259
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	36,883,000	36,968,642
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	4,705,804	4,545,749
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	22,628,000	22,644,089
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	10,710,000	10,733,969
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)	9,492,000	9,500,799
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	18,397,000	18,341,809
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	17,772,000	17,810,210
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	38,620,000	38,640,855
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	31,044,000	31,066,103
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	24,703,000	24,621,110
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	7,927,000	7,932,549
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	24,445,000	24,445,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	39,908,000	40,008,369
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	17,781,000	17,799,866
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	15,750,000	15,780,398
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	31,864,000	31,881,398
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	26,894,000	26,929,312
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	33,543,000	33,608,778
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	23,627,000	23,556,119
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	32,159,000	32,089,633
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)	13,237,334	13,246,759
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	30,359,000	30,289,083
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	25,542,000	25,599,342
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	42,834,000	42,924,465
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	28,787,000	28,770,505
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	16,705,000	16,647,034
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	23,091,000	23,078,185
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	22,830,000	22,750,095
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	9,939,000	9,957,745
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	14,057,264	14,059,528
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	29,570,000	29,470,674
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	13,185,000	13,194,757
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	18,290,707	17,651,244
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	46,460,000	46,547,205
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	12,702,000	12,757,495
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	42,692,000	42,733,454
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	22,556,000	22,666,773
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	30,532,572	30,543,808
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	12,598,732	12,536,006
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	21,228,540	20,543,892
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	2,720,000	2,138,104
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	10,821,000	10,821,433
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,771,130,363
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	11,149,110	11,183,695
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	21,260,000	21,322,887
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	28,071,000	27,992,738
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	28,926,000	28,942,748
TOTAL MULTI-NATIONAL		78,258,373
UNITED STATES - 3.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	18,902,652	19,032,916
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	17,205,469	17,324,037
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	15,432,533	15,458,606
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	10,990,684	10,661,087
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	1,620,816	1,515,523
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	16,085,715	15,134,005
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	40,350,748	37,096,105
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	6,200,000	6,225,591
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	1,172,057	1,173,344
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	24,948,049	24,950,195
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	9,150,000	9,144,876
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	21,538,329	21,499,399
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	3,675,737	3,565,486
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	741,387	682,096
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	27,130,000	27,191,043
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	33,533,703	31,203,627
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	11,753,387	11,733,247
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	5,400,000	5,396,831
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	4,756,373	4,623,642
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	13,843,092	13,116,387
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	11,988,233	9,950,309
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	1,949,081	1,900,599
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	6,985,000	6,984,408
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	39,364,000	39,363,606
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	5,040,830	4,988,344
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	29,422,155	28,956,073
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	2,671,988	2,600,629
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	10,127,675	9,704,165
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	1,160,054	1,161,861
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	6,812,000	6,888,983
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	7,085,448	7,095,980
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	27,328,000	27,394,434
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	8,422,190	8,458,851
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	3,850,000	3,846,711
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,040,000	3,035,701
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	24,517,000	24,489,958
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	9,900,000	9,768,538
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	43,366,000	43,502,811
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	36,374,735	36,043,547
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	4,963,121	4,972,995
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	19,865,000	19,982,396
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	24,660,000	24,643,478
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	25,065,000	24,987,173
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	7,062,420	6,744,517
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	12,800,000	12,828,591
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	21,506,100	21,668,234
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	14,993,990	15,085,554
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (b)(c)	7,611	7,600
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	5,128,330	5,167,728
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	26,871,100	25,394,513
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	25,734,100	24,965,278
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	22,995,790	20,955,341
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	9,513,250	9,455,841
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	6,891,406	6,716,680
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	17,636,728	16,700,571
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,642,623	1,493,717
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	12,544,000	12,284,179
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	9,591,000	8,919,907
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	17,105,000	17,447,100
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	23,289,965	23,642,372
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	44,671,520	45,080,904
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	26,556,550	27,039,853
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	32,080,790	31,312,632
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	33,449,910	32,849,206
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	15,821,495	15,527,910
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (b)(c)	78,494	80,584
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	4,709,749	4,716,065
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	11,693,106	11,738,664
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	1,364,176	1,365,241
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	690,633	680,565
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	1,760,368	1,760,736
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	2,337,787	2,339,018
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	18,100,000	18,148,932
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	12,713,780	12,981,864
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	8,696,000	8,725,512
TOTAL UNITED STATES		1,071,275,002
TOTAL ASSET-BACKED SECURITIES (Cost $3,052,074,815)		3,037,869,584

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,387,629
KeyBank NA/Cleveland OH 6.95% 2/1/2028	3,200,000	3,359,007
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	43,171,348

TOTAL BANK NOTES (Cost $58,953,601)		61,917,984

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	14,766,570	14,587,109
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	4,503,631	4,467,688
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	5,878,308	5,764,163
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	4,805,353	4,754,142
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(j)	316,680	31
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(c)(d)	228,249	219,553
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(c)(d)	25,220	24,980
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	78,622	79,727
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	85,532	85,908
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	115,205	117,193
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	83,402	84,761
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	113,275	114,864
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	46,764	47,335
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	17,102	17,626
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	54,288	55,829
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2365% 2/25/2032 (b)(c)	11,009	11,028
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4444% 3/18/2032 (b)(c)	20,053	20,219
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 4/25/2032 (b)(c)	21,190	21,328
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 10/25/2032 (b)(c)	25,027	25,191
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1865% 1/25/2032 (b)(c)	10,358	10,364
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (b)(g)	26,062	682
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (b)(g)	426,374	49,209
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (b)(g)	24,082	2,481
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (h)	57,748	49,798
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	16,810	16,964
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (b)(g)	542,194	40,086
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	1,623,980	1,672,529
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (b)(c)	11,182	11,613
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	753,630	740,008
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	208,793	213,167
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2436% 11/25/2036 (b)(g)	316,981	30,530
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (b)(g)	194,383	19,406
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (h)	254,547	226,564
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (h)	413,233	351,387
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (h)	44,333	36,115
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (b)(g)	108,912	11,934
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (b)(c)	92,684	114,472
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	127,305	158,364
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	25,435	28,191
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,601,781	1,531,200
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	3,107,910	3,055,121
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	475,252	486,447
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	1,180,013	1,168,698
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (g)	4,291	18
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (g)	562,238	12,476
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	1,418,809	1,313,822
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,835,112	1,695,987
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (g)	4,483	61
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.8865% 7/25/2042 (b)(c)	10,871,449	10,781,908
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (b)(g)	7,721	16
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (g)	30,342	100
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (b)(g)	393,782	42,700
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (g)	1,956,504	284,529
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	2,963,374	2,799,000
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (g)	1,178,079	168,799
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	15,782,619	14,219,243
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	3,928,017	3,575,336
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9365% 12/25/2049 (b)(c)	5,907,772	5,773,185
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,399,460	1,962,378
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,549,938	2,085,445
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,611,716	3,038,783
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,070,270	1,792,466
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	15,079,303	12,923,771
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	10,116,830	8,782,143
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,318,504	2,827,655
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,213,155	2,917,618
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,491,399	4,114,678
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,594,789	3,335,800
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	6,366,870	5,784,439
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	5,059,355	4,684,188
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,485,788	5,155,324
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	2,031,299	1,841,266
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	5,454,390	5,318,514
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	14,732,465	12,880,447
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	37,931,040	32,764,777
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	11,694,378	11,222,751
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,437,450	2,092,562
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,590,556	2,514,507
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	12,411,051	10,852,037
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,552,973	4,135,523
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	14,582,780	12,907,365
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	11,453,769	9,068,349
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(c)	13,758,714	13,856,497
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (b)(c)	3,908,455	3,909,193
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(c)	24,776,033	24,705,164
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (b)(c)	6,763,169	6,754,765
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	9,411	9,595
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (h)	132,702	110,745
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (h)	209,080	175,068
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (g)	968,833	38,543
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(c)	5,508,456	5,491,417
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(c)	8,920,303	8,901,432
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(c)	9,035,458	9,007,687
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	11,333,662	11,299,581
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	4,853,897	4,840,740
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	6,576,672	6,200,964
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	10,296,878	9,666,689
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	8,330,970	8,188,049
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	4,890,659	4,441,354
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (g)	106,580	15,162
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (g)	97,467	14,328
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(g)	69,792	12,522
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(g)	42,559	6,503
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (g)	64,757	10,953
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(g)	37,952	6,696
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (g)	424,749	68,303
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	2,451	2,475
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	27,204	27,593
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	79,733	80,989
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	4,509,097	4,388,030
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,188,787	2,761,236
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,929,270	1,660,155
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,257,178	2,824,283
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,554,582	3,829,899
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	42,240	43,056
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	299,599	305,553
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	20,654	21,093
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	45,993	46,837
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	89,329	91,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	53,147	54,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	30,722	31,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	28,495	29,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	305,066	312,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7532% 11/15/2031 (b)(g)	3,018	137
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2468% 1/15/2032 (b)(c)	8,197	8,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	11,545	11,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4468% 3/15/2032 (b)(c)	11,118	11,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 6/15/2031 (b)(c)	17,948	18,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	6,295	6,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	83,288	85,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	108,317	109,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	215,135	220,991
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (g)	2,785	414
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	574,601	582,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	118,083	120,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,627,223	1,610,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	895,789	917,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	1,024,837	1,009,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	396	395
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	475,122	484,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (h)	24,527	24,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (b)(g)	147,948	13,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (h)	498,196	407,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (h)	73,027	63,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (h)	269,918	223,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (h)	299,949	249,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	479,369	496,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,397,764	1,428,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (b)(g)	684,278	60,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	143,442	146,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (b)(g)	457,928	51,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2037 (b)(c)	523,431	516,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	218,453	219,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	2,235,734	2,240,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	337,496	332,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,381,785	1,284,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (g)	568,848	37,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (g)	284	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (g)	1,345	8
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (g)	813,865	29,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	934,548	922,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,813,433	2,682,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,195,938	1,956,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,397,255	1,982,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,860,924	6,603,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,401,948	2,055,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	5,435,210	5,140,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	2,096,941	1,848,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	2,019,028	1,745,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,722,061	2,254,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	2,138,308	1,869,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,587,432	3,009,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,542,248	2,938,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	13,881,086	11,900,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,235,635	2,766,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,168,805	10,426,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	2,191,763	1,885,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	7,996,954	6,859,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,409,716	2,124,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,071,658	13,950,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,583,483	2,214,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,558,959	4,763,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,406,018	2,119,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,658,249	3,990,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,835,910	2,391,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,658,267	3,990,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,825,557	1,609,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	8,031,951	7,131,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	264,260	228,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	11,077,119	10,249,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,486,183	2,246,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	9,891,984	8,983,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,956,839	1,728,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,820,878	3,371,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	5,997,508	5,562,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,370,463	3,154,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	8,371,064	7,831,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,637,033	3,633,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	8,447,430	8,344,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (b)(c)	4,805,156	4,777,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	7,647,927	7,614,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	4,550,112	4,511,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(c)	8,532,540	8,516,546
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	103,492	105,363
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	9,298	9,451
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	2,179	2,219
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	929	946
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	15,100	15,337
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (h)	153,462	125,765
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7663% 5/20/2060 (b)(c)(i)	805,351	806,183
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (b)(c)(i)	187,492	187,674
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (b)(c)(i)	516,318	517,502
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 12/20/2060 (b)(c)(i)	467,645	469,323
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 2/20/2061 (b)(c)(i)	461,048	462,948
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9234% 2/20/2061 (b)(c)(i)	569,781	572,058
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (b)(c)(i)	507,992	509,770
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(i)	525,508	527,802
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(i)	465,220	466,997
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9634% 6/20/2061 (b)(c)(i)	488,660	490,677
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9834% 9/20/2061 (b)(c)(i)	105,997	106,428
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 10/20/2061 (b)(c)(i)	595,468	598,558
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 11/20/2061 (b)(c)(i)	655,844	659,771
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 1/20/2062 (b)(c)(i)	355,277	357,402
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 1/20/2062 (b)(c)(i)	697,145	701,240
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 3/20/2062 (b)(c)(i)	361,797	363,684
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (b)(c)(i)	24,685	24,688
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9534% 10/20/2062 (b)(c)(i)	83,722	84,094
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.7934% 3/20/2063 (b)(c)(i)	121,315	121,534
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 1/20/2064 (b)(c)(i)	292,624	294,224
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 12/20/2063 (b)(c)(i)	583,136	586,381
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 6/20/2064 (b)(c)(i)	446,569	448,131
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7134% 5/20/2063 (b)(c)(i)	19,754	19,658
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (i)	15,676	14,748
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6334% 4/20/2063 (b)(c)(i)	24,025	23,805
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.59% 5/20/2066 (b)(c)(i)	94,312	93,998
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8334% 12/20/2062 (b)(c)(i)	5,802	5,770
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	2,233,302	2,010,713
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (b)(c)(i)	1,185,138	1,179,270
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	736,031	730,064
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (b)(g)	155,087	10,062
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (b)(g)	149,256	12,970
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index + 39.5131%, 13.5411% 6/16/2037 (b)(c)	4,602	5,263
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (b)(g)	278,301	27,245
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	1,061,666	1,005,650
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,563,100	4,417,707
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,008,660	975,573
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9863% 3/20/2060 (b)(c)(i)	938,858	943,539
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (g)	63,825	2,746
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (g)	31,155	3,810
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (b)(g)	437,038	41,572
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 8/20/2042 (b)(c)	165,881	162,847
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,852,221	1,815,917
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	7,831,405	7,017,425
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	2,946,342	2,710,540
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	5,010,512	4,457,056
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	3,991,114	3,583,093
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,755,287	3,422,318
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	7,832,509	6,885,045
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	4,315,639	3,848,208
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,487,373	3,121,688
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	488,289	449,051
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	3,924,216	3,631,846
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 1/20/2049 (b)(c)	4,133,192	4,104,637
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 10/20/2049 (b)(c)	1,639,189	1,603,606
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (b)(c)	3,301,030	3,240,937
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2558% 5/20/2065 (b)(i)	357,301	354,408
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,843,249	4,692,648
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	5,600,000	5,606,282
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,686,469	4,337,837
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	11,926,000	11,938,516
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	9,168,869	8,529,647
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	12,566,611	12,504,540
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	3,389,741	3,129,635
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	5,797,400	5,338,547
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,427,655	1,408,920
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,457,911	1,417,955
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	3,614,225	3,600,228
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	9,679,900	9,079,113
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,037,965	2,963,376
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	11,301,428	10,886,351
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	3,646,064	3,366,298
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	369,220	367,914
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	3,118	2,874
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 9/25/2043 (b)(c)	65,581	63,231
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	14,399,983	13,564,225
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.9199% 9/25/2033 (b)	7,114	7,030
TOTAL UNITED STATES		761,702,161
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $769,844,807)		761,702,161

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	18,010,000	18,085,429
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	17,566,964	16,724,669
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	3,815,000	3,533,223
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	2,095,000	1,867,501
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	21,620,641	21,539,563
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	4,083,798	4,050,617
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)	2,915,703	2,887,457
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	965,000	942,632
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	694,551	668,286
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	24,599,351
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,102,804	2,017,304
BANK Series 2020-BN25 Class XB, 0.4364% 1/15/2063 (b)(g)	27,800,000	504,006
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (b)(g)	14,431,099	609,682
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0392% 11/25/2035 (b)(c)(d)	10,458	10,054
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0242% 1/25/2036 (b)(c)(d)	24,748	23,285
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1142% 1/25/2036 (b)(c)(d)	7,983	7,541
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8442% 12/25/2036 (b)(c)(d)	54,027	50,539
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8442% 3/25/2037 (b)(c)(d)	13,184	12,422
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8442% 7/25/2037 (b)(c)(d)	44,886	41,220
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9192% 7/25/2037 (b)(c)(d)	42,074	38,680
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9942% 7/25/2037 (b)(c)(d)	14,359	13,526
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8742% 7/25/2037 (b)(c)(d)	14,559	13,630
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.9042% 7/25/2037 (b)(c)(d)	7,724	7,006
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9492% 7/25/2037 (b)(c)(d)	8,271	7,417
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9942% 7/25/2037 (b)(c)(d)	13,260	12,206
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1892% 7/25/2037 (b)(c)(d)	20,916	19,225
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3392% 7/25/2037 (b)(c)(d)	13,472	14,481
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,898,417
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,500,000	2,462,479
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	48,262,544
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,393,712
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	23,197,546
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (b)(g)	135,820,415	2,899,413
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3724% 3/15/2053 (b)(g)	118,406,234	5,258,231
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	14,420,278	14,429,291
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	19,969,000	19,981,481
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	9,859,000	9,865,162
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)	6,971,000	6,975,356
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	75,674,000	75,650,352
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	21,804,000	21,790,375
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	70,101,064	70,144,877
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	25,751,026	25,751,026
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	37,086,129	37,132,486
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	15,288,935	15,145,601
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)	16,075,000	15,813,781
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)	10,627,000	10,441,028
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)	11,156,000	10,946,825
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	43,844,000	43,652,481
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	6,559,000	6,522,105
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	8,779,000	8,718,644
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)	8,523,000	8,448,424
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)	29,632,000	29,428,280
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	30,877,119	30,819,225
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	14,239,400	14,194,902
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8904% 2/15/2039 (b)(c)(d)	12,294,100	12,240,313
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2895% 2/15/2039 (b)(c)(d)	12,294,100	12,232,628
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	16,682,289	16,750,170
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	3,688,161	3,698,534
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)	1,997,665	2,003,283
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	9,091,137	9,091,137
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	55,600,000	55,606,466
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	9,529,000	9,541,856
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	44,740,926	44,796,853
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	7,131,055	7,139,968
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)	5,920,026	5,927,426
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	74,017,000	73,461,874
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	10,838,000	10,729,620
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	15,268,000	15,000,810
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	2,800,000	2,798,250
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	14,203,152	14,194,276
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	15,775,200	15,775,200
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	3,559,500	3,559,500
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	2,980,600	2,980,600
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	33,818,176	33,860,409
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	4,232,007	4,235,974
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	11,976,468	11,983,953
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	15,899,331	15,909,268
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	25,207,000	25,112,474
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	1,239,220	1,222,340
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	52,201,228	50,258,512
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,721,327
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,601,717	4,459,629
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8231% 9/10/2058 (b)(g)	1,722,260	864
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5476% 12/10/2049 (b)(g)	2,009,563	12,037
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0317% 8/10/2056 (b)(g)	13,717,814	436,715
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,714,842
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,750,274
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	3,851,683	3,807,757
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	6,955,000	7,101,716
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	59,745,458	59,596,094
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	18,480,602	18,480,602
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	10,525,177	10,525,177
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	7,759,863	7,759,863
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	15,551,462	15,551,462
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3548% 7/25/2028 (b)	854,352	833,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,420,102	1,415,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	1,675,000	1,647,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,829,523	3,773,341
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	1,554,986	1,551,270
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (b)(g)	1,145,611	72
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,328,043
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,473,151
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	26,417,000	26,251,894
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)	4,084,000	4,053,370
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	3,365,000	3,339,762
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,395,498	1,378,231
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	4,245,522	4,157,567
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,376,448
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	902,355
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	11,968,000	11,341,889
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	4,047,000	3,086,716
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	6,993,000	4,459,838
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(g)	1,280,000	15,542
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	54,000,000	52,380,001
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	37,495,000	34,120,450
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	21,010,000	18,909,000
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	18,672,000	16,709,944
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)	648,382	643,924
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 3/15/2038 (b)(c)(d)	5,911,500	5,859,775
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	5,164,600	5,100,042
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9793% 10/15/2048 (b)(g)	807,555	459
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.226% 8/15/2033 (b)(c)(d)	236,691	193,379
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	11,006,088
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 12/15/2036 (b)(c)(d)	34,300,000	29,645,960
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (b)(g)	41,574,717	1,828,543
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	5,277,793	5,292,435
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	9,884,800	9,884,800
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)	10,413,000	10,205,591
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)	5,415,000	5,253,206
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	37,847,690	37,800,381
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	19,513,131	19,452,152
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)	12,119,583	12,074,134
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	7,964,800	7,934,932
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	30,282,000	30,272,491
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	7,376,000	7,348,321
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	5,437,000	5,402,770
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (b)(g)	1,660,441	34,803
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,028,135
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	30,230,000	25,055,223
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,800,000	1,436,383
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	57,900,000	1,117,690
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9346% 11/15/2048 (b)(g)	1,008,844	350
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	2,600,000	2,538,657
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8551% 12/15/2050 (b)(g)	2,253,190	39,470
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (b)(g)	10,837,528	209,033
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,599,214	1,574,087
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	25,318,000	25,129,637
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	5,900,000	5,885,600
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	14,200,000	14,128,958
TOTAL UNITED STATES		1,773,437,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,819,410,558)		1,773,437,584

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	14,315,000	13,326,407
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	9,380,000	7,087,809
TOTAL SAUDI ARABIA		20,414,216
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,553,790)		20,414,216

Non-Convertible Corporate Bonds - 23.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	14,950,000	14,019,242
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	11,585,000	10,582,037
Westpac Banking Corp 4.11% 7/24/2034 (b)	20,547,000	19,674,226

TOTAL AUSTRALIA		44,275,505
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	12,828,897
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	15,484,273
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	2,857,730
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	3,898,255
		35,069,155
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,252,404
TOTAL CANADA		44,321,559
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	40,110,000	40,089,470
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	35,232,000	36,087,829
BPCE SA 4.875% 4/1/2026 (d)	3,984,000	3,985,571
Societe Generale SA 1.488% 12/14/2026 (b)(d)	51,731,000	50,760,356
Societe Generale SA 3.337% 1/21/2033 (b)(d)	21,000,000	18,344,646
Societe Generale SA 5.5% 4/13/2029 (b)(d)	24,058,000	24,348,936

TOTAL FRANCE		173,616,808
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	9,360,000	8,264,167
Deutsche Bank AG/New York NY 4.1% 1/13/2026	4,496,000	4,472,662
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	20,750,000	21,654,809
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	34,596,000	36,606,329
		70,997,967
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	46,388,000	46,215,514
TOTAL GERMANY		117,213,481
IRELAND - 0.8%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	19,834,564
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,232,969
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	22,930,000	20,360,879
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	16,892,000	16,838,125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	72,194,876
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	19,270,000	19,278,290
		168,739,703
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	8,740,000	8,676,152
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	25,641,000	25,468,238
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)	31,738,000	31,647,054
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	2,584,000	2,574,781
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	14,109,000	14,111,540
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	34,721,000	35,942,738
		118,420,503
TOTAL IRELAND		287,160,206
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	81,601,000	81,786,935
MEXICO - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos Mexicanos 4.5% 1/23/2026	20,014,000	19,600,911
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	32,009,596
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	8,831,466
Petroleos Mexicanos 6.49% 1/23/2027	38,273,000	37,603,223
Petroleos Mexicanos 6.5% 3/13/2027	37,289,000	36,601,764
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	72,137,391
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	64,500,151
Petroleos Mexicanos 6.84% 1/23/2030	35,198,000	32,908,370
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	13,390,347
Petroleos Mexicanos 7.69% 1/23/2050	124,733,000	91,853,381

TOTAL MEXICO		409,436,600
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	42,555,000	42,499,753
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	4,688,874	4,879,148
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	31,236,000	30,052,149
UBS Group AG 3.091% 5/14/2032 (b)(d)	15,102,000	13,519,209
UBS Group AG 3.869% 1/12/2029 (b)(d)	19,608,000	19,193,167
UBS Group AG 4.125% 9/24/2025 (d)	27,816,000	27,751,913
UBS Group AG 4.194% 4/1/2031 (b)(d)	52,365,000	50,746,714
UBS Group AG 4.55% 4/17/2026	1,588,000	1,587,441
		142,850,593
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	4,000,000	3,945,380
TOTAL SWITZERLAND		146,795,973
UNITED KINGDOM - 1.0%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 6.421% 8/2/2033	15,947,000	17,095,272
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	2,664,000	2,660,950
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	16,185,000	16,605,897
Reynolds American Inc 4.45% 6/12/2025	7,893,000	7,892,408
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,628,190
Reynolds American Inc 5.85% 8/15/2045	50,684,000	47,773,970
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,014,290
Reynolds American Inc 7.25% 6/15/2037	15,680,000	17,264,264
		126,935,241
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.894% 11/24/2032 (b)	14,928,000	12,989,156
Barclays PLC 4.836% 5/9/2028	3,148,000	3,153,611
Barclays PLC 5.088% 6/20/2030 (b)	44,892,000	44,718,919
Barclays PLC 5.2% 5/12/2026	41,312,000	41,416,535
Barclays PLC 5.69% 3/12/2030 (b)	34,049,000	34,908,646
Barclays PLC 6.49% 9/13/2029 (b)	37,876,000	39,750,620
NatWest Group PLC 3.073% 5/22/2028 (b)	24,822,000	24,073,060
NatWest Group PLC 4.8% 4/5/2026	20,881,000	20,927,385
NatWest Group PLC 4.892% 5/18/2029 (b)	10,000,000	10,033,036
		231,970,968
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	11,875,000	11,220,895
TOTAL UNITED KINGDOM		370,127,104
UNITED STATES - 19.1%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	8,942,000	7,354,364
AT&T Inc 3.65% 9/15/2059	8,913,000	5,856,556
AT&T Inc 3.8% 12/1/2057	74,998,000	51,346,451
AT&T Inc 4.3% 2/15/2030	15,664,000	15,498,946
AT&T Inc 4.75% 5/15/2046	20,994,000	17,905,055
Verizon Communications Inc 2.55% 3/21/2031	30,343,000	26,874,706
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	16,548,069
Verizon Communications Inc 4.78% 2/15/2035	37,359,000	35,953,831
Verizon Communications Inc 5.012% 4/15/2049	705,000	634,382
		177,972,360
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	15,085,813
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	4,411,000	3,636,015
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,969,000	9,195,471
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,543,574
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	9,998,899
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	57,028,016
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	8,159,404
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	8,259,195
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,350,129
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	38,101,097
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,828,000	13,420,259
Discovery Communications LLC 3.625% 5/15/2030	31,229,000	27,617,514
Discovery Communications LLC 4.125% 5/15/2029	1,045,000	973,024
Time Warner Cable LLC 4.5% 9/15/2042	21,984,000	16,918,050
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	13,807,705
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,596,662
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	50,955,538
Time Warner Cable LLC 6.75% 6/15/2039	13,940,000	14,107,248
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	34,399,441
Warnermedia Holdings Inc 3.755% 3/15/2027	9,416,000	9,127,604
Warnermedia Holdings Inc 4.054% 3/15/2029	6,595,000	6,141,282
Warnermedia Holdings Inc 4.279% 3/15/2032	30,761,000	26,102,840
Warnermedia Holdings Inc 5.05% 3/15/2042	15,981,000	11,495,573
Warnermedia Holdings Inc 5.141% 3/15/2052	67,439,000	43,717,879
		457,738,232
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,100,360
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	45,407,343
		77,507,703
TOTAL COMMUNICATION SERVICES		713,218,295

Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,090,871
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,049,710
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,937,402
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,002,227
AutoZone Inc 4% 4/15/2030	28,926,000	28,065,783
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,352,394
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	9,776,245
Lowe's Cos Inc 4.45% 4/1/2062	44,060,000	33,186,162
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,297,329
		84,680,140
TOTAL CONSUMER DISCRETIONARY		116,758,123

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.8% 3/1/2030 (d)	25,111,000	25,265,968
Mars Inc 5% 3/1/2032 (d)	18,852,000	18,915,396
Mars Inc 5.2% 3/1/2035 (d)	15,669,000	15,610,225
Mars Inc 5.65% 5/1/2045 (d)	15,238,000	14,948,970
Mars Inc 5.7% 5/1/2055 (d)	30,387,000	29,478,428
Sysco Corp 5.95% 4/1/2030	19,674,000	20,708,311
		124,927,298
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	26,130,000	20,703,767
Altria Group Inc 4.5% 5/2/2043	17,568,000	14,284,132
Altria Group Inc 4.8% 2/14/2029	4,818,000	4,835,238
Altria Group Inc 5.95% 2/14/2049	6,241,000	6,071,344
		45,894,481
TOTAL CONSUMER STAPLES		170,821,779

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	315,000	313,333
Halliburton Co 4.85% 11/15/2035	11,266,000	10,602,211
		10,915,544
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	4,934,000	5,126,400
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	13,297,000	13,686,698
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	3,976,000	3,994,672
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	7,158,000	7,193,780
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	4,285,000	4,349,345
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,283,654
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	7,882,000	7,965,650
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	2,991,000	3,071,290
Energy Transfer LP 3.75% 5/15/2030	34,654,000	32,787,822
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,674,248
Energy Transfer LP 5% 5/15/2050	37,928,000	30,659,509
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,211,436
Energy Transfer LP 5.4% 10/1/2047	7,311,000	6,303,568
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,295,745
Energy Transfer LP 6% 6/15/2048	8,178,000	7,593,464
Energy Transfer LP 6.25% 4/15/2049	7,585,000	7,222,042
Hess Corp 5.6% 2/15/2041	13,347,000	12,937,486
Hess Corp 5.8% 4/1/2047	19,267,000	18,571,722
Hess Corp 7.125% 3/15/2033	5,555,000	6,191,037
Hess Corp 7.3% 8/15/2031	7,267,000	8,127,436
Hess Corp 7.875% 10/1/2029	2,497,000	2,793,652
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,407,302
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	29,868,294
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,021,715
MPLX LP 2.65% 8/15/2030	10,000,000	8,948,226
MPLX LP 4.8% 2/15/2029	5,907,000	5,926,620
MPLX LP 4.95% 9/1/2032	30,643,000	29,809,767
MPLX LP 5.5% 2/15/2049	17,721,000	15,567,712
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	24,145,226
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	51,109,033
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	43,728,933
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,037,433
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,360,839
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,062,328
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,199,142
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,213,761
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	42,070,039
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,075,415
Western Gas Partners LP 4.65% 7/1/2026	8,954,000	8,928,983
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,268,468
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	18,582,427
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	52,273,493
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	30,977,251
Williams Cos Inc/The 5.3% 8/15/2052	7,262,000	6,424,179
		667,047,242
TOTAL ENERGY		677,962,786

Financials - 7.9%
Banks - 3.6%
Bank of America Corp 2.299% 7/21/2032 (b)	42,030,000	36,060,838
Bank of America Corp 2.972% 2/4/2033 (b)	21,000,000	18,509,341
Bank of America Corp 3.419% 12/20/2028 (b)	32,593,000	31,625,115
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,695,794
Bank of America Corp 4.25% 10/22/2026	45,120,000	44,927,388
Bank of America Corp 5.015% 7/22/2033 (b)	152,527,000	151,996,851
Citigroup Inc 3.785% 3/17/2033 (b)	21,000,000	19,274,505
Citigroup Inc 4.075% 4/23/2029 (b)	14,005,000	13,782,282
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,675,302
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,597,168
Citigroup Inc 4.4% 6/10/2025	29,307,000	29,300,182
Citigroup Inc 4.412% 3/31/2031 (b)	57,587,000	56,307,284
Citigroup Inc 4.45% 9/29/2027	48,296,000	48,097,313
Citigroup Inc 4.6% 3/9/2026	10,087,000	10,077,409
Citigroup Inc 4.91% 5/24/2033 (b)	5,636,000	5,540,521
Citigroup Inc 5.3% 5/6/2044	5,127,000	4,693,049
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	26,488,820
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	55,000,000	50,698,919
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	23,105,000	21,037,307
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	21,000,000	18,575,838
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	155,774,000	151,844,867
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	38,769,000	38,421,362
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	25,894,000	26,269,678
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	34,500,000	35,199,452
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	30,756,000	31,291,749
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	29,541,000	28,385,457
Wells Fargo & Co 3.196% 6/17/2027 (b)	34,559,000	34,062,257
Wells Fargo & Co 3.526% 3/24/2028 (b)	46,819,000	45,919,916
Wells Fargo & Co 4.478% 4/4/2031 (b)	77,500,000	76,205,641
Wells Fargo & Co 5.013% 4/4/2051 (b)	87,446,000	76,728,339
Wells Fargo & Co 5.15% 4/23/2031 (b)	35,065,000	35,484,767
Wells Fargo & Co 5.499% 1/23/2035 (b)	27,292,000	27,446,860
Wells Fargo & Co 5.574% 7/25/2029 (b)	38,000,000	38,983,755
Wells Fargo & Co 5.605% 4/23/2036 (b)	30,968,000	31,329,751
		1,281,535,077
Capital Markets - 1.8%
Ares Capital Corp 3.875% 1/15/2026	65,900,000	65,462,755
Athene Global Funding 5.339% 1/15/2027 (d)	51,492,000	51,955,345
Athene Global Funding 5.583% 1/9/2029 (d)	25,932,000	26,467,440
Blackstone Private Credit Fund 7.05% 9/29/2025	38,296,000	38,538,900
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	50,634,000	43,571,636
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	39,600,000	34,974,038
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	55,821,000
Goldman Sachs Group Inc/The 4.25% 10/21/2025	32,884,000	32,830,671
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	34,231,062
Moody's Corp 3.25% 1/15/2028	12,370,000	12,063,601
Morgan Stanley 2.943% 1/21/2033 (b)	21,000,000	18,452,958
Morgan Stanley 3.622% 4/1/2031 (b)	54,679,000	51,844,895
Morgan Stanley 4.431% 1/23/2030 (b)	23,749,000	23,551,825
Morgan Stanley 4.889% 7/20/2033 (b)	94,211,000	92,801,719
Morgan Stanley 5.192% 4/17/2031 (b)	23,472,000	23,814,777
Morgan Stanley 5.449% 7/20/2029 (b)	21,363,000	21,851,172
Morgan Stanley 5.664% 4/17/2036 (b)	18,616,000	18,920,064
		647,153,858
Consumer Finance - 1.0%
Ally Financial Inc 5.543% 1/17/2031 (b)	5,280,000	5,269,921
Ally Financial Inc 5.737% 5/15/2029 (b)	6,496,000	6,559,625
Ally Financial Inc 7.1% 11/15/2027	36,750,000	38,541,382
Ally Financial Inc 8% 11/1/2031	22,726,000	25,429,273
Capital One Financial Corp 3.273% 3/1/2030 (b)	35,931,000	33,915,947
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	70,959,581
Capital One Financial Corp 3.8% 1/31/2028	34,796,000	34,112,425
Capital One Financial Corp 4.1% 2/9/2027	1,920,000	1,904,862
Capital One Financial Corp 4.5% 1/30/2026	25,399,000	25,363,747
Capital One Financial Corp 4.985% 7/24/2026 (b)	30,637,000	30,636,760
Capital One Financial Corp 5.247% 7/26/2030 (b)	39,510,000	39,868,262
Synchrony Financial 3.95% 12/1/2027	42,034,000	40,877,024
		353,438,809
Financial Services - 0.9%
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	34,796,506
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,138,491
Corebridge Financial Inc 3.9% 4/5/2032	17,347,000	15,967,491
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,235,029
Corebridge Financial Inc 4.4% 4/5/2052	11,669,000	9,055,915
Corebridge Global Funding 5.9% 9/19/2028 (d)	20,514,000	21,319,063
Equitable Holdings Inc 4.572% 2/15/2029 (d)	8,015,000	7,900,573
Jackson Financial Inc 3.125% 11/23/2031	3,876,000	3,365,668
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,406,141
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	16,440,452
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	46,350,000	44,688,571
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	51,930,000	44,638,010
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	19,632,000	17,648,697
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	16,760,000	16,928,304
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	2,037,000	2,061,574
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	11,638,000	11,788,596
Pine Street Trust II 5.568% 2/15/2049 (d)	31,271,000	28,029,488
		307,408,569
Insurance - 0.6%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	58,620,000	54,007,231
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,368,356
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	17,650,000	17,494,699
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,393,840
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	37,673,000	24,099,779
Unum Group 3.875% 11/5/2025	25,368,000	25,215,358
Unum Group 4% 6/15/2029	24,228,000	23,528,612
Unum Group 4.046% 8/15/2041 (d)	1,193,000	929,887
Unum Group 5.75% 8/15/2042	39,437,000	37,447,028
Western-Southern Global Funding 4.9% 5/1/2030 (d)	10,237,000	10,265,679
		220,750,469
TOTAL FINANCIALS		2,810,286,782

Health Care - 1.3%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030	16,718,000	17,140,231
Amgen Inc 5.25% 3/2/2033	18,873,000	19,046,214
Amgen Inc 5.6% 3/2/2043	17,930,000	17,400,393
Amgen Inc 5.75% 3/2/2063	16,243,000	15,356,221
		68,943,059
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	40,224,287
Centene Corp 2.625% 8/1/2031	20,375,000	17,257,957
Centene Corp 3.375% 2/15/2030	21,905,000	19,964,210
Centene Corp 4.25% 12/15/2027	25,155,000	24,568,292
Centene Corp 4.625% 12/15/2029	39,085,000	37,638,895
Cigna Group/The 3.05% 10/15/2027	17,500,000	16,949,321
Cigna Group/The 4.8% 8/15/2038	20,493,000	18,740,761
CVS Health Corp 3% 8/15/2026	3,494,000	3,426,718
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,612,603
CVS Health Corp 4.78% 3/25/2038	33,481,000	29,755,515
CVS Health Corp 5% 1/30/2029	14,082,000	14,177,102
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,822,249
HCA Inc 3.5% 9/1/2030	15,777,000	14,715,846
HCA Inc 3.625% 3/15/2032	4,163,000	3,777,156
HCA Inc 5.625% 9/1/2028	19,767,000	20,206,167
HCA Inc 5.875% 2/1/2029	21,543,000	22,235,647
Humana Inc 3.7% 3/23/2029	13,384,000	12,856,555
Sabra Health Care LP 3.2% 12/1/2031	48,562,000	42,294,735
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,229,169
		365,453,185
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	7,291,000	7,491,874
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	22,738,916
		30,230,790
TOTAL HEALTH CARE		464,627,034

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	21,641,081
Boeing Co 5.705% 5/1/2040	15,530,000	14,986,390
Boeing Co 5.805% 5/1/2050	36,500,000	34,179,707
Boeing Co 5.93% 5/1/2060	15,530,000	14,377,739
Boeing Co 6.259% 5/1/2027	3,461,000	3,557,434
Boeing Co 6.298% 5/1/2029	9,888,000	10,400,101
Boeing Co 6.388% 5/1/2031	7,489,000	7,990,572
Boeing Co 6.528% 5/1/2034	8,015,000	8,554,985
Boeing Co 6.858% 5/1/2054	12,066,000	12,868,496
Boeing Co 7.008% 5/1/2064	11,387,000	12,163,886
		140,720,391
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,392,575
Carrier Global Corp 6.2% 3/15/2054	2,000,000	2,113,646
		5,506,221
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,161,000	3,201,983
Paychex Inc 5.35% 4/15/2032	4,396,000	4,461,264
Paychex Inc 5.6% 4/15/2035	3,443,000	3,500,920
		11,164,167
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	33,735,000	33,691,799
TOTAL INDUSTRIALS		191,082,578

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,703,388
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,294,106
		23,997,494
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)	8,829,000	8,294,160
Broadcom Inc 2.45% 2/15/2031 (d)	75,132,000	66,426,709
Broadcom Inc 2.6% 2/15/2033 (d)	75,132,000	63,424,957
Broadcom Inc 3.5% 2/15/2041 (d)	60,671,000	47,027,636
		185,173,462
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	35,590,000	34,721,886
Oracle Corp 2.3% 3/25/2028	56,229,000	53,115,855
		87,837,741
TOTAL INFORMATION TECHNOLOGY		297,008,697

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (b)	17,220,000	17,828,985
Celanese US Holdings LLC 7.05% 11/15/2030 (b)	17,466,000	18,000,111
Celanese US Holdings LLC 7.2% 11/15/2033 (b)	10,208,000	10,656,182
		46,485,278
Real Estate - 2.9%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,371,015
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,199,199
Store Capital LLC 2.75% 11/18/2030	10,084,000	8,776,107
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,485,045
VICI Properties LP 4.75% 2/15/2028	32,852,000	32,861,001
VICI Properties LP 4.75% 4/1/2028	5,929,000	5,926,551
VICI Properties LP 4.95% 2/15/2030	42,556,000	42,221,642
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,511,236
Vornado Realty LP 2.15% 6/1/2026	10,254,000	9,914,858
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,740,642
		137,007,296
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,416,220
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	6,873,644
Healthcare Realty Holdings LP 3.5% 8/1/2026	7,811,000	7,678,746
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,096,176
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,427,081
Omega Healthcare Investors Inc 3.25% 4/15/2033	32,018,000	27,068,001
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	31,175,693
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	73,858,378
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,594,460
Omega Healthcare Investors Inc 5.25% 1/15/2026	31,863,000	31,897,267
Ventas Realty LP 3% 1/15/2030	43,597,000	40,393,122
Ventas Realty LP 4% 3/1/2028	12,591,000	12,390,479
Ventas Realty LP 4.125% 1/15/2026	8,982,000	8,937,213
Ventas Realty LP 4.75% 11/15/2030	53,358,000	53,056,996
		358,863,476
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,275,434
Prologis LP 3.25% 6/30/2026	318,000	313,923
		8,589,357
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	18,331,882
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,103,347
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,858,361
COPT Defense Properties LP 2.25% 3/15/2026	8,922,000	8,734,923
COPT Defense Properties LP 2.75% 4/15/2031	6,692,000	5,808,240
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	30,664,798
		108,501,551
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	23,620,525
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	28,950,573
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	34,046,920
CBRE Services Inc 2.5% 4/1/2031	30,503,000	26,610,882
Tanger Properties LP 2.75% 9/1/2031	23,464,000	20,276,085
Tanger Properties LP 3.125% 9/1/2026	16,163,000	15,809,137
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,561,461
		157,875,583
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,516,835
American Homes 4 Rent LP 3.625% 4/15/2032	15,949,000	14,478,181
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	21,953,618
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	8,033,379
Sun Communities Operating LP 2.7% 7/15/2031	23,304,000	20,300,642
		68,282,655
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	25,449,927
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	27,484,606
Brixmor Operating Partnership LP 4.125% 6/15/2026	25,594,000	25,450,078
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,680,282
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	50,171,971
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,694,000	5,736,856
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,824,547
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,337,692
Realty Income Corp 3.25% 1/15/2031	5,362,000	4,952,711
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,132,162
Simon Property Group LP 2.45% 9/13/2029	8,537,000	7,851,916
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,055,513
		186,128,261
TOTAL REAL ESTATE		1,025,248,179

Utilities - 0.9%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032	33,143,000	29,769,874
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	17,950,450
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,346,118
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	7,078,000	6,183,646
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	24,917,000	21,247,996
Entergy Corp 2.8% 6/15/2030	15,246,000	13,863,521
Exelon Corp 3.35% 3/15/2032	8,906,000	8,086,097
Exelon Corp 4.05% 4/15/2030	9,268,000	9,031,464
		119,479,166
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	9,656,000	8,256,731
AES Corp/The 3.95% 7/15/2030 (d)	66,879,000	62,414,999
		70,671,730
Multi-Utilities - 0.4%
NiSource Inc 2.95% 9/1/2029	47,860,000	44,808,805
NiSource Inc 3.6% 5/1/2030	21,965,000	20,901,208
NiSource Inc 5.8% 2/1/2042	11,523,000	11,076,153
NiSource Inc 5.95% 6/15/2041	17,565,000	17,363,769
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,105,744
Puget Energy Inc 4.224% 3/15/2032	30,357,000	27,972,517
Sempra 6% 10/15/2039	1,481,000	1,470,189
		140,698,385
TOTAL UTILITIES		330,849,281

TOTAL UNITED STATES		6,844,348,812
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,116,021,969)		8,566,461,884

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1513% (b)(c)(k) (Cost $7,052,335)	6,962,000	6,864,447

U.S. Government Agency - Mortgage Securities - 27.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.5%
Fannie Mae 2.5% 1/1/2052	3,474,260	2,852,669
Fannie Mae 2.5% 4/1/2052	4,897,273	4,047,104
Fannie Mae 3.5% 12/1/2036	3,741,289	3,569,859
Fannie Mae 3.5% 5/1/2036	2,875,190	2,781,646
Fannie Mae 6.5% 7/1/2054	3,430,261	3,561,385
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(c)	21,953	22,393
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	38,844	39,930
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	10,191	10,466
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	8,537	8,691
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	11,636	11,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	42,305	43,640
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	1,851	1,909
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.359% 8/1/2035 (b)(c)	4,971	5,097
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	8,794	9,040
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (b)(c)	43,845	45,039
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.65%, 7.379% 5/1/2035 (b)(c)	65,772	67,442
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	20,223	20,755
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (b)(c)	27,744	28,563
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.698%, 6.822% 7/1/2043 (b)(c)	37,905	39,355
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.109% 6/1/2042 (b)(c)	221,363	229,846
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (b)(c)	73,493	76,165
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (b)(c)	24,080	24,755
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	124,996	129,765
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	160,429	166,987
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	54,258	56,352
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (b)(c)	1,694,635	1,764,016
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	25,059	25,987
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	71,107	74,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	101,586	105,753
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.631% 7/1/2041 (b)(c)	120,867	125,647
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.726% 2/1/2035 (b)(c)	7,072	7,296
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	32,088	33,045
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.385% 9/1/2036 (b)(c)	38,328	39,675
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	39,966	41,475
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	25,070	25,644
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.227%, 6.873% 12/1/2033 (b)(c)	116,551	118,880
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	56,736	58,015
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (b)(c)	37,539	38,321
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.296% 7/1/2034 (b)(c)	48,819	49,837
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.465%, 6.974% 5/1/2035 (b)(c)	8,633	8,843
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	13,024,954	11,487,949
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,554,140	1,282,219
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	31,467,401	23,274,967
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,749,363	7,716,898
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,295,587	7,316,669
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,555,651	4,018,063
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	271,750	239,682
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	185,820	163,892
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,519,286	1,255,563
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	31,698,823	25,914,685
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	9,018,460	7,954,240
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	188,434	166,198
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,546,189	1,276,708
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,249,106	3,747,692
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	402,655	355,139
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	395,952	349,228
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,580,759	1,303,073
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,414,294	18,797,766
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	519,477	458,176
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	516,808	455,823
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	164,781	145,130
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,611,130	1,327,141
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,904,651	2,148,435
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,341,631	4,704,617
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	536,375	472,410
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	10,253,152	7,577,369
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	280,385	246,948
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	566,073	497,682
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	557,668	491,164
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	9,544,784	7,053,866
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	959,268	718,219
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	398,311	350,188
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	570,742	501,787
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	65,384	48,505
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	742,815	548,962
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	12,685,207	11,180,366
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	590,679	518,761
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	34,225,425	25,293,558
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	5,078,260	3,752,978
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	7,333,116	5,740,424
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	32,028,229	25,292,158
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	721,765	565,229
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	697,808	543,240
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	49,449	38,524
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	32,748	25,512
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	6,097,994	5,548,637
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	1,377,770	1,176,622
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,674,089	10,677,577
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,077	15,253
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,038,361	6,390,463
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,636,579	1,282,150
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	26,954,467	21,285,492
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,185,736	15,990,803
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,805	12,628
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	9,199,467	7,762,404
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	7,372,420	6,219,772
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,855,030	4,608,982
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	31,443,385	24,889,272
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,981,567	15,779,110
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,446,078	1,916,339
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	88,865	69,315
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	11,169,505	10,163,263
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,415,568	5,454,105
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,691,496	3,992,408
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,800,244	1,539,458
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,207,691	947,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	77,839	60,982
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,307,576	16,826,237
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	13,709,866	10,779,325
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,522,284	7,519,589
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,410,026	4,285,732
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,348,357	3,433,825
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,679,552	2,870,035
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,310,720	1,800,185
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	5,324,194	5,185,328
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,830,582	13,441,769
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,485,920	1,949,883
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	92,418	72,490
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,675	10,726
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	11,003,131	8,616,781
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	355,230	280,741
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	65,573	51,290
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,086,599	1,771,799
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	18,291,428	15,381,769
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	45,460,812	35,587,101
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	156,096	122,437
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,340,503	4,160,563
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,506,904	3,559,027
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,404,430	3,461,588
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,006,726	3,146,515
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,765,717	1,397,668
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	277,254	216,257
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	262,214	205,345
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,635,819	1,396,756
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,539,979	1,306,586
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	33,744,186	26,394,139
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	11,166,228	8,821,273
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	7,588,829	6,428,929
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	29,581,661	23,138,281
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	31,895,621	29,082,003
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	582,925	531,503
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,203,006	1,026,283
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,417,885	1,113,477
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	13,645,912	12,442,161
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,671,956	7,335,299
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,864,626	4,985,787
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	44,561,059	34,966,319
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,769,875	4,543,753
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,800,145	2,197,227
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,199,759	1,730,239
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,129,821	892,201
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	378,476	296,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	370,090	289,941
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	107,233	84,010
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	45,053	35,296
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	12,305,982	10,401,689
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	107,054	84,003
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	10,767,711	8,503,082
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	537,062	418,906
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	210,764	164,395
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	177,009	138,232
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,418,535	2,314,387
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	14,349,110	13,324,467
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,008,107	4,948,198
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,162,178	2,588,517
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,450,401	2,345,947
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,119,282	1,072,532
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	20,850	19,979
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	44,282	42,207
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	2,006,385	1,823,582
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	5,871,912	5,163,332
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	38,988,294	32,378,293
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,713,442	18,592,926
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,297,997	1,891,164
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,554,137	1,488,534
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	24,017	23,004
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	8,798	8,450
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	8,444,797	7,807,463
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	4,939,411	4,364,681
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,256,522	2,845,719
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,140,443	1,000,147
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	31,450,397	26,010,246
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	25,364,879	20,763,358
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,593,632	8,718,155
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,213,786	6,759,633
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,322,309	4,134,361
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	162,490	155,771
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	5,352	5,118
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	21,421,538	17,629,110
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	13,786,610	11,401,863
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,267,009	10,137,449
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	262,424	214,817
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	40,881	33,733
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	4,459,410	4,168,843
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,934,937	2,743,702
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,492,955	1,392,411
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,330,447	1,274,275
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,285,458	2,889,816
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	435,365	355,976
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,015,920	899,926
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,831,887	1,620,589
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	394,935	327,855
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,906,993	4,877,844
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,091,973	5,860,802
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	84,953	81,959
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,393,236	2,291,129
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,054,547	2,685,754
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	107,794	88,508
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,778,241	1,472,315
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,131,822	1,086,975
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	739,636	655,104
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,057,262	1,815,142
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,642,637	1,447,351
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,627,171	1,435,597
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	457,220	400,024
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	181,870	159,213
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	156,648	130,139
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	31,788,429	26,200,402
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,074,495	14,970,641
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,133,364	11,697,470
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,574,558	7,027,059
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,764,221	2,278,304
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	834,896	683,435
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	16,464,389	13,678,193
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	27,080,956	22,455,851
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,445,906	1,386,728
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	83,727	80,261
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	4,924,149	4,351,291
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	6,196,084	5,447,491
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,102,896	1,844,306
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,674,899	1,474,867
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	23,316,280	19,363,282
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	12,952,739	10,740,565
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,541,311	1,479,554
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	919,779	882,156
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	8,077,536	7,551,219
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	10,013,290	8,805,360
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,920,109	9,813,521
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,634,407	7,931,760
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,326,908	7,678,605
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,434,850	1,174,549
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	193,380	185,218
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	39,918	38,233
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	12,303,315	10,217,434
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	481,173	393,882
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	21,010	20,276
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	7,048,747	6,708,181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	691,689	659,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	3,016,351	2,823,181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,244,127	3,827,922
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	532,645	479,659
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	490,716	442,949
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	460,737	415,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	405,222	364,229
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	327,251	294,285
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	248,794	225,838
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	192,038	174,559
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	118,083	107,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	97,376	87,690
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	92,652	83,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	92,166	83,151
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	89,534	80,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	82,776	75,218
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	77,511	69,735
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	74,364	66,960
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,404	58,889
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,081	54,190
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	59,503	53,647
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,939	39,820
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,091	26,893
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,023	5,407
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,051	4,567
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	131,396	119,202
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	14,020,221	12,057,691
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	341,076	292,107
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	183,103	157,330
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	98,143	88,395
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,638	6,009
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,906	4,437
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,514,081	1,334,789
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	92,844	81,241
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	59,078	51,251
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,492,983	1,282,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	216,092	185,540
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	300,841	290,289
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,688,137	1,640,247
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	2,071,137	1,942,383
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	346,632	325,083
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,187,021	1,974,483
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	241,916	218,679
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	75,670	68,379
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	68,250	61,543
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	67,504	61,321
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	64,818	59,350
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	27,227	24,597
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	23,657	21,315
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,640	11,349
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,214	3,765
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,943,768	1,713,595
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,870,365	1,648,884
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	148,070	129,657
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,712,792	2,334,755
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,776,667	9,283,321
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,352,340	7,184,497
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,158,536	7,012,692
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,209,983	1,038,910
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	380,940	327,319
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	129,227	111,845
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	93,330	80,776
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,490	7,290
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,413,755	4,277,210
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	654,707	634,383
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	9,687,433	9,219,377
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,754,346	2,623,850
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	769,367	734,118
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	268,940	244,825
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,208,079	1,092,081
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	521,512	470,162
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	298,856	269,465
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	215,891	194,723
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	215,667	193,640
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	208,846	188,107
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	206,089	184,401
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	201,997	182,199
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	87,325	79,391
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	57,288	51,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	40,701	36,692
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,892	34,441
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,306	23,968
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,164	23,614
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,868	16,988
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,319	14,715
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,714	4,251
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,059	2,731
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	18,392	16,261
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	90,043	78,818
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,439	3,010
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	25,196,231	21,685,048
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,690,059	4,040,147
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,193,427	2,746,915
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,661,052	1,427,243
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,908,992	2,835,434
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	1,155,200	1,123,419
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	2,867,303	2,674,718
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,616,320	1,507,758
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,321,647	2,989,382
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,829,759	1,650,076
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,409,665	1,270,362
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,202,193	1,082,400
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	731,905	660,827
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	622,913	560,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	545,103	489,385
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	346,481	313,529
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	298,275	269,083
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	243,158	218,937
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	43,940	39,385
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	41,763	37,697
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	24,705	22,243
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,232	16,298
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,834	11,480
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,586	11,299
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,283	11,096
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,630	10,504
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,421	1,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	40,867	35,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,738	4,970
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	9,265,811	8,023,812
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	266,068	228,824
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (l)(m)	24,974,159	21,450,999
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,963,790	7,699,248
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,581,904	7,373,917
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,153,348	990,462
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	992,749	852,545
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,174,621	1,136,810
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	61,564	58,429
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	4,018,565	3,748,654
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	3,874,352	3,614,127
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	1,000,004	902,080
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	271,071	244,281
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	58,357	52,563
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	42,212	38,013
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	35,712	32,264
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,222	11,901
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,399	11,149
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,387	5,753
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	19,164	17,046
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	243,180	217,293
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	96,545	85,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	127,451	111,682
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	690,837	609,031
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,446,461	10,754,788
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,222,082	1,909,302
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	4,999	4,887
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	661,689	596,225
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	39,664	35,699
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,991	17,974
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,379	9,335
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,882	8,901
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	213,084	188,051
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	17,244,710	14,943,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,749,053	9,308,239
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	6,217	5,938
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,242,909	2,915,575
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,584,476	2,327,617
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	173,693	156,360
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	94,195	84,803
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	93,743	83,682
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	49,877	45,121
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	46,854	41,974
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	38,385	34,260
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,411	24,669
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,864	22,373
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,704	17,713
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,610	11,336
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,401,360	1,243,388
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	95,679	85,516
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	66,869	59,410
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	624,718	551,132
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,390,730	2,070,274
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	6,042	5,212
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	139,226	125,132
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	37,859	33,947
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,139	24,213
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,694	6,033
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,462,464	2,216,550
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	93,382	82,441
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	126,654	110,983
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	317,495	271,167
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	11,235,984	9,670,210
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	459,338	395,686
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	3,557,974	3,435,329
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	3,389,813	3,298,841
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	134,254	126,286
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	296,494	276,024
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	602,251	544,584
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	10,998	9,907
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	580,702	520,855
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,767	16,790
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,024	15,327
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	543,581	479,892
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	484,449	427,688
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,128,076	1,874,748
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	171,399	150,192
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	18,190	16,047
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	15,669,937	13,554,832
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	494,603	424,829
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	19,003	16,322
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	154,304	149,071
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	455,855	416,262
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	15,311	13,670
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	756,947	678,981
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	537,101	482,760
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	170,286	152,884
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,368	6,591
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,086,432	2,720,949
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	522,753	459,053
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	272,039	239,825
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	99,585	87,793
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	38,283	33,547
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	32,796,852	28,369,982
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,457,833	5,572,038
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,144,033	1,844,249
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	475,087	458,980
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	7,138,229	6,917,358
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	1,986,107	1,789,192
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	319,364	286,720
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	116,719	104,542
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	89,956	80,644
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,966,567	9,630,252
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,451,812	8,305,983
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	6,591	6,054
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	31,328	28,742
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	20,491	18,858
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,513	3,277
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,798	1,674
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	38,829	35,996
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	10,360	9,598
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	1,041,287	963,264
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	231,005	214,089
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,095,489	993,257
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,978	8,132
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	5,847	5,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,900,286	3,546,057
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,640	5,994
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	987,767	884,784
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	481,916	430,316
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	71,589	66,751
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	14,952	13,961
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,322	1,229
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,195,091	3,882,383
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,306,953	1,209,062
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	944,054	879,858
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	372,307	344,445
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	228,725	211,815
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	65,969	60,907
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,644	7,112
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,098,798	998,317
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,663,267	3,333,999
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	14,682,724	13,372,163
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	25,666,904	22,918,718
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	834,495	808,812
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	250,437	230,785
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	229,342	211,769
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	156,839	144,315
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	76,138	70,392
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	32,428	29,963
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	157,008	142,651
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	140,984	128,840
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	12,674,347	12,264,470
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	33,158	30,961
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,760	2,576
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	35,850	33,443
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,799	14,626
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,832	3,562
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,759	2,558
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,453	2,278
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	324,677	300,950
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	124,327	114,837
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	4,089	3,758
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,553	10,543
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	13	13
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,192,041	3,871,031
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,273,317	1,154,489
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	490,106	444,369
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,239,366	2,021,988
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	13,620,518	12,149,384
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,767,195	2,669,924
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	9,816	9,156
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,181	2,966
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	812,651	748,831
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	177,569	164,264
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	161,191	147,891
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	45,155	41,111
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	23,292	21,206
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,952,761	1,746,117
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	9,213	8,594
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	878,005	808,732
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	825,285	762,100
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	9,103,909	8,129,142
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	21,574	19,979
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,948,537	1,797,302
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,476,727	1,360,539
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	277,171	255,681
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	196,712	181,629
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,744	17,314
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	17,456	16,018
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,780,144	6,166,482
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,655,461	5,143,593
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,630,934	1,503,698
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	942,343	868,545
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	53,754	49,298
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	8,475,354	7,692,369
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	932,629	848,218
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	555,926	496,749
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	143,183	127,941
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	3,242	3,018
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	150,182	139,065
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	53,848	49,828
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,438	5,966
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	2,204,870	2,033,144
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	41,660	38,522
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,821	14,632
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	222,163	204,184
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	527,055	478,363
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	326,861	296,664
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	7,943	7,209
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	6,456,563	5,974,838
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,563,726	2,302,043
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,182,873	4,041,067
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,546	3,289
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,654,611	1,532,961
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	556,706	516,853
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	162,764	150,358
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,265,037	1,172,721
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	325,884	301,300
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,738	4,371
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	8,121	7,437
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,848,604	5,319,254
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,356,808	1,231,461
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	551,389	501,139
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	979,355	905,728
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	888,893	823,110
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	499,949	462,870
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	229,050	213,102
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	217,253	201,739
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	93,883	86,880
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	76,733	71,307
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	26,092	24,116
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,295	10,442
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,124,698	1,022,903
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	374,711	340,562
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,363,764	2,151,300
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	322,695	288,043
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,839	3,560
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	10,128	9,419
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	5,001	4,730
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,153,395	3,008,803
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	307,115	292,534
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	118,634	113,083
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	97,485	93,092
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	80,204	76,421
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	37,055	35,298
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	37,013	35,272
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	32,407	30,909
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,942	30,468
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,894	29,550
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,788	29,492
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,821	15,082
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,675	13,943
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,809	13,350
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,531	11,033
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,750	9,333
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	330,008	314,731
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	152,376	144,998
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	18,295	17,923
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,330	3,156
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,512,104	2,388,890
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	106,695	101,033
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	58,146	55,167
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	71,038	66,839
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	238,645	222,737
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,253	2,152
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	177,404	169,377
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	93,781	89,624
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	57,708	55,145
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,997	27,770
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,830	27,406
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,915	21,920
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	17,691	16,944
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,944,498	3,756,323
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	189,112	180,056
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	155,437	147,613
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	48,229	45,951
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	22,650	21,605
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	14,171	13,713
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	65,056	61,649
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	14,899	14,219
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	967,525	920,428
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	156,801	148,314
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,086,298	1,021,611
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	215,990	202,183
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	240,341	225,578
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,915,348	4,690,844
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	96,433	91,368
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	91,699	87,531
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,011	85,524
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,614	59,877
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	42,884	41,052
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,045	36,238
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,433	34,770
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,775	34,201
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,858	34,104
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,785	32,201
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,038	31,508
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,754	31,265
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,630	31,182
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,566	28,222
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,478	28,113
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,507	26,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,821	24,624
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,706	22,550
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,098	21,085
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,215	16,395
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,973	15,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,425	13,811
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,294	13,623
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,266	10,707
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,840	9,465
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,693	6,362
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,853	3,699
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,386,614	2,273,426
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	93,039	88,602
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	79,942	76,047
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	52,992	50,233
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,086	12,447
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	36,823	35,043
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,510,880	3,286,453
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	535,317	500,930
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	328,273	306,391
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	38,975	36,389
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	572,546	546,501
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	130,358	124,310
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	100,179	95,653
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	86,685	82,608
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	58,413	55,668
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	49,010	46,758
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	40,716	39,081
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	33,908	32,521
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	32,601	31,071
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,034	20,065
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,712	17,879
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,296	17,498
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,462	16,656
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,358	12,710
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,347	11,865
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,854	11,337
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,808	9,373
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,012	8,623
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,780	6,452
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,086	3,901
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,093	1,979
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	717,855	682,710
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	378,324	360,454
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	104,129	99,038
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	71,020	67,635
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	33,660	32,005
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	337,743	321,304
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	18,433	17,556
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	48,075	45,349
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	23,095	21,762
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,113,449	1,985,615
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	281,366	263,204
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	278,750	260,757
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	628,355	587,403
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	193,609	180,704
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,614,543	2,495,097
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	381,214	363,487
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	117,517	112,078
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	108,701	104,394
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	67,173	63,920
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	41,864	40,031
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	30,332	28,933
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,513	27,176
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,115	26,799
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	22,850	21,781
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,295	15,540
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,900	8,483
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	269,819	256,461
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	211,536	201,690
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	40,150	38,110
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	35,633	33,959
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	20,118	19,139
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,570	17,613
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,024	9,598
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	53,069	50,212
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	788,799	739,362
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,938,990	3,694,582
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	23,142	21,634
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	158,269	147,719
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	84,197	81,321
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	13,839	13,245
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	5,624	5,386
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	307,509	292,897
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	157,203	149,930
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	143,415	136,222
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	111,408	105,824
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	85,858	81,555
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	81,822	77,993
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	71,131	68,151
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	62,965	60,050
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	56,633	54,082
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	38,831	37,089
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	27,926	26,631
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,075	19,164
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,970	14,265
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,485	13,813
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,347	2,239
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	146,314	139,226
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	134,196	127,431
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	113,424	107,401
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	108,306	102,862
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,969	18,064
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	27,888	26,233
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	5,925,693	5,570,976
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,762,310	1,675,037
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	283,942	266,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	22,355	20,940
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,132,754	1,077,486
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	830,798	790,361
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	393,432	374,314
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	218,233	207,253
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	162,580	154,325
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	158,080	149,808
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	63,691	60,518
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	60,495	57,462
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	53,583	50,901
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,720	21,744
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,024	10,463
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	381,895	361,326
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	38,464,052	36,261,047
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	26,060	24,524
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,843	23,330
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,977	15,946
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	157,256	147,695
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,482,944	3,258,126
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	820,104	766,655
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	803,102	750,762
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,419,589	5,024,460
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	38,042	35,506
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	124,941	117,110
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,748,512	3,506,552
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,462,544	1,366,311
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	8,871	8,501
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	7,065	6,762
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,693	3,532
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	35,278	33,657
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	382,690	359,064
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	370,191	346,759
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	3,879,025	3,582,880
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	3,757,453	3,470,590
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	10,252	9,841
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,507	3,357
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	12,534	11,908
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	94,614	89,437
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	86,867	81,423
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	343,955	323,043
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	298,056	279,749
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	79,274	74,206
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,970,453	1,843,264
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	313,767	293,514
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	41,710	38,929
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	83,380	80,073
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	26,750	25,635
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,594	4,397
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	421,901	398,975
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	112,338	106,212
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	94,856	89,650
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	60,992	57,094
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	56,767	53,138
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,921	34,561
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	396,969	379,873
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	199,377	190,184
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	172,471	164,258
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	70,738	67,378
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	167,287	159,161
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	75,605	71,716
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	43,631	41,766
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,929	17,086
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,667	4,433
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	401,560	376,895
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	252,967	236,183
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	27,236	25,438
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	410,651	383,150
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	9,233	8,915
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	117,016	115,774
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	793	785
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	12,539	12,396
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	9,141	9,039
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	201,686	199,560
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	16,323	16,132
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	15,456	15,284
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	7,414	7,329
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	3,419	3,391
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	60,042	59,120
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	231,753	227,304
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	92,928	91,052
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	6,568	6,440
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	27,438	26,833
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,826	3,744
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	74,258	71,446
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	47,852	45,951
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	92,350	88,478
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,885	12,345
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	10,948	10,475
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	172,022	170,379
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	132,537	131,292
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	53,338	52,874
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	38,896	38,507
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	2,780	2,763
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	59,087	58,547
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	75,104	73,818
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	14,803	14,609
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,480	9,321
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	94,735	93,176
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	15,805	15,512
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	11,058	10,892
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,256,662	1,233,147
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	24,373	23,918
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	281,281	272,740
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	28,228	27,912
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	103,753	99,727
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	39,149	37,532
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	60,963	60,252
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	43,267	42,770
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	44,288	43,895
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	116,904	114,900
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	30,523	30,038
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	25,670	25,245
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,370	1,348
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	386,913	380,409
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	49,231	48,424
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	22,080	21,800
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	718,841	706,502
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	21,952	21,511
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,306	2,252
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	35,171	34,103
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,796	5,620
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,845,489	1,813,074
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	130,814	125,738
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,855	11,384
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	4,126	3,956
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	51,794	49,493
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	15,180,770	14,372,294
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	11,299	11,191
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	3,252	3,222
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	60,905	60,206
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,603	1,585
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	998	988
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	6,362	6,280
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	5,209	5,145
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	494	488
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	27,443	27,197
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	749,585	737,873
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	555	546
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	493,405	484,710
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	147,435	145,063
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	33,262	32,646
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	30,128	29,634
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	24,474	24,058
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,317	21,943
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,242	18,901
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	500,701	491,399
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	41,670	40,854
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	733,549	717,750
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,889	8,619
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,511	4,367
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	410,051	394,140
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	172,896	166,187
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	13,765,299	13,213,951
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	3,475,399	3,306,602
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	3,008	2,981
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	18,257	18,055
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	5,926	5,859
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	31,832	31,324
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	69,412	68,222
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	46,057	45,284
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,121	8,959
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,518	3,465
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	61,979	60,213
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	4,448,818	4,374,070
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	59,544	58,509
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	81,900	78,773
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	59,511	57,016
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	46,899	44,933
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	29,292	28,027
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	106,394	105,384
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	93,968	92,861
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	51,403	50,803
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,785,437	3,709,526
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	70,450	69,726
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	21,384	21,170
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	215,439	211,313
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,589	10,390
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,243	5,197
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,680	4,546
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	35,278	34,152
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,840,866	1,810,410
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	447,929	440,759
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	260,188	250,987
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	264,338	253,833
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	64,897	62,318
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	51,664	49,692
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	53,946	51,684
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,479	10,036
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	132,868	131,538
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	88,997	88,080
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	83,109	82,343
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	71,941	71,206
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	68,048	67,316
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	59,198	58,621
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	39,788	39,353
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	26,965	26,714
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,705,419	2,677,784
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	463,823	459,335
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	110,927	109,824
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	13,820	13,606
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,948	1,918
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	158,266	155,748
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	39,851	39,160
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,670	11,442
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,654	11,437
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,457	3,403
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	205,689	199,828
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,101	21,472
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,845	17,275
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	267,443	256,597
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	177,863	170,795
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	147,090	141,245
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	63,466	60,944
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	37,275	35,794
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,858	7,546
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	37,094	35,527
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,838	13,177
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	126,824	125,506
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	114,511	113,260
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	99,940	98,983
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	90,588	89,664
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	89,755	88,888
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	75,245	74,489
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	61,970	61,354
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	58,697	58,061
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	55,843	55,335
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	53,636	53,090
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	49,872	49,319
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	46,904	46,396
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	41,525	41,120
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	39,532	39,107
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	34,669	34,300
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	31,985	31,694
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	22,836	22,587
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,354	14,224
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,928	11,829
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,745	2,720
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	91,258	90,398
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,074,830	7,935,611
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,191	6,096
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	31,651	31,126
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	112,824	110,837
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	61,613	60,390
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	56,976	55,884
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	244,201	234,496
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	149,750	143,799
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	96,717	93,024
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	44,336	42,644
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	229,803	220,024
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	90,553	89,791
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	65,551	64,965
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	43,318	42,879
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	127,496	126,193
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	90,325	89,386
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	85,963	85,125
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	37,463	37,078
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	27,682	27,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,642	15,500
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,455	14,297
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,020,636	1,980,115
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	5,188	5,110
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	118,798	116,449
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	100,942	99,866
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	47,380	46,585
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	924,047	897,720
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	30,293	29,269
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	150,790	145,221
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,571	39,072
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,627,863	4,443,947
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	184,190	176,640
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	136,801	131,364
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	74,118	71,080
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	45,959	44,204
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	741	739
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	91,814	90,974
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	49,035	48,534
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	15,735	15,590
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	15,027	14,911
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,023	1,014
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	516	512
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,000,214	984,685
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	157,923	155,497
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	38,601	38,000
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	23,926	23,551
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,678	8,539
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,458	6,355
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	80,541	79,241
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	27,247	26,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	94,320	92,412
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	24,343	23,851
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,713	2,659
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	14,216	13,763
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	347,906	333,971
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	61,525	59,003
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	175,280	173,527
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	152,398	150,992
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	151,106	149,744
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	144,943	143,607
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	144,561	143,126
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	127,338	126,166
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	118,364	117,239
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	116,514	115,346
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	109,998	108,943
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	107,288	106,339
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	101,986	100,965
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	97,949	96,974
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	94,440	93,584
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	88,525	87,722
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	83,861	83,158
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	61,736	61,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	59,737	59,190
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	57,889	57,325
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	54,578	54,016
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	48,997	48,550
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	45,774	45,323
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	44,571	44,149
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	42,892	42,556
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,431	39,110
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,364	38,004
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,973	33,669
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,994	21,794
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,166	7,098
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,058	5,009
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,726	4,678
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,253	2,232
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,978	1,962
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,180	1,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,100	1,090
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	822	815
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	15,999	15,868
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,339,040	5,238,648
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,251	10,090
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	9,475	9,327
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,012	5,911
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	39,350	38,625
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	24,223	23,804
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,240	3,192
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	41,081	40,343
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	30,004	29,421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	29,187	28,758
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,533	2,489
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,730,068	1,696,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,860	1,807
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,474	3,332
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,172,453	3,992,293
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	198,159	196,207
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	190,946	189,187
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	184,573	182,905
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	181,118	179,271
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	146,347	144,947
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	126,843	125,629
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	123,311	122,153
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	116,090	115,041
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	111,851	110,699
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	98,373	97,397
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	90,524	89,699
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	89,006	88,162
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	79,551	78,760
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	75,942	75,200
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	75,852	75,107
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	57,433	56,889
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	55,117	54,550
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	52,084	51,552
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	51,370	50,952
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,221	44,796
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	40,133	39,724
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,442	32,108
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,149	24,920
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,885	20,698
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,422	7,351
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,649	2,623
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	260,330	257,471
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	18,675	18,487
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	14,365	14,207
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	122,805	120,654
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	54,350	53,533
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,701	13,442
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	11,089	10,944
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	162,373	159,626
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	19,764	19,416
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	272,349	264,079
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	65,946	63,243
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,811	13,241
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	7,713,784	7,402,409
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	918	923
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	73,908	74,279
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,317,079	12,065,439
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	9,359,523	9,168,306
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	704,880	683,799
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	106,087	106,662
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,879,871	5,776,281
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,566,218	4,472,929
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,897,741	2,837,634
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	37,968,718	36,920,109
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,124,209	3,059,405
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	355,937	357,869
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	57,653	57,977
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	6,608,154	6,536,649
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	8,345	8,386
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,417	5,413
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,922	6,956
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	3,014	3,029
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	7,900,138	7,797,988
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	419,349	407,866
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	6,096	6,091
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,194,390	2,157,787
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,400,456	1,408,011
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	122,789	123,451
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	10,763	10,818
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,318	4,315
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	793,472	780,236
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	17,825	17,918
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	6,480	6,514
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	120,739	121,423
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	9,207	9,188
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,262	4,259
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,769	1,778
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,570	3,563
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	881,697	870,847
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	533,643	527,077
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	414,495	409,394
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (b)	1,031,905	1,035,428
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	26,570,508	26,320,875
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	15,938,588	15,923,326
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	11,170,843	11,198,546
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,938,138	10,944,754
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	14,131,921	14,025,648
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	932,762	923,998
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,259,245	2,252,140
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	12,064,551	12,049,228
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	24,257,687	24,234,458
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,143,791	10,134,077
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,561,099	6,571,219
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	5,378,366	5,339,601
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	17,621,260	17,604,386
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	22,402,830	22,437,384
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,075,135	8,102,731
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	11,836,460	11,825,126
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	9,943,866	9,869,087
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	8,265	8,379
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	11,324	11,503
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)	5,721	5,798
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(c)	17,251	17,532
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	13,988	14,225
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (b)(c)	7,826	7,946
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	9,096	9,262
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	9,930	10,210
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	55,473	57,950
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	20,378	21,274
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,774	3,935
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	411,011	430,630
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	383,622	402,456
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	30,582	32,095
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	497,798	503,833
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	150,241	156,356
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	21,525	22,387
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	23,354	24,414
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,119	22,069
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,869	4,030
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,452	3,589
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,237	2,339
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,171	2,270
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,668	1,742
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,070	1,120
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	325	339
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	379,586	397,176
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,236,416	6,388,028
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	126,665	131,955
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	50,955	52,988
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	50,438	52,430
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,642	10,087
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,011	5,242
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,754	1,832
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,529	1,599
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	61,482	64,452
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	21,185,041	21,535,618
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	16,704,691	17,095,134
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,176,015	6,328,088
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,412,911	2,474,587
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	148,700	155,945
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	15,570	16,172
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	137,732	144,518
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	11,055	11,603
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,571,178	8,675,089
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,780,895	7,968,231
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	98,431	99,494
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	5,481	5,681
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	7,999	8,351
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	23,391	24,467
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	479,258	502,456
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,287,974	21,546,055
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,327,244	11,578,725
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	597	619
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	40,506	42,124
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	16,772	17,531
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,634	10,037
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	279	287
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	237,544	248,096
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	12,434,899	12,694,456
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	9,187,411	9,367,699
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	26,771,182	27,095,737
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	62,929	65,674
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	30,153	31,424
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	22,152	23,105
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,196	3,331
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,277	2,373
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,435	1,495
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	799	809
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	64,400	67,588
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,234,586	1,294,960
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,703,415	2,759,844
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	18,810,582	19,250,247
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,404,963	16,603,845
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,728,376	8,883,290
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	16,378	17,065
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	13,424	13,977
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	10,818	11,275
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,472	9,886
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	881	919
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	453	472
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	77,789	80,745
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	29,584,710	29,934,129
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2026	1,989	1,996
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	21,187	21,666
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	89,387	92,928
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	50,720	52,951
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	31,678	33,048
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	26,782	27,874
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,171	7,501
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,140	4,325
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,145	3,275
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	428	443
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	34,813	36,484
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	5,983,057	6,100,464
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	48,890,876	49,468,316
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,669,732	5,812,883
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	7,457	7,869
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,581	1,664
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,347	1,420
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	31,180	32,906
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	909	960
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	12,280,230	12,725,664
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	72,756	75,600
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	748,109	779,340
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	4,205	4,445
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,690,205	2,795,100
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,731	1,823
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	9,640	10,181
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	3,744,287	3,848,217
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	212	223
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,504	2,654
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	4,122	4,304
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	276	292
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	12,544,409	13,027,847
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	3,077	3,240
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	8,657,891	8,900,236
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	6,324,656	6,573,832
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	207,704	215,820
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	39,367	40,888
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	85,318	89,023
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,114	2,230
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	14,821,753	15,411,482
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	11,702,306	12,029,868
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	17,013	17,954
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,649	3,852
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	605	639
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	632,312	658,427
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	496,948	517,253
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	117,639	122,543
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	5,040,177	5,238,511
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,427	1,505
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	355	373
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	12,524,234	12,986,347
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (b)	324,530	335,193
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	41	42
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	3,554	3,576
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	152	158
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	101	105
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	446	465
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	4,809	5,025
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	773	814
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	52	55
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	36	36
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	36	36
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	25	25
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2,786	2,801
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	54	56
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	340	341
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	210	219
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	125	130
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	1,989	2,075
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	694	724
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	548	571
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	706	742
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	697	731
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,193	1,264
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,102	1,150
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	125	131
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	108	108
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	34	34
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	23	23
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	295	296
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	373	389
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	234	244
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	560	584
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	386	402
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	334	348
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	4,242	4,424
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	751	796
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	1,740	1,752
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	61	61
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	12	13
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	172	175
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	5,047	5,264
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,687	1,770
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	765	807
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	211	212
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	111	116
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,942	2,026
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,286	1,342
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	812	847
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,552	4,748
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	2,012	2,099
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	126	131
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	3,019	3,149
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	1,017	1,061
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	6,159	6,523
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	298	316
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	152	153
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	133	134
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	31	31
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	104	109
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	34	34
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	26,340	27,669
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,535	1,616
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	767	802
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	303	319
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	3,969	4,188
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	1,183	1,185
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	32	32
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	266	277
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	751	787
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	2,010	2,122
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,362	1,439
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	126	133
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	91	92
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	74	74
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	16,413	17,120
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	224	234
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	45,299	47,250
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	2,197	2,305
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,019	1,075
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	263	276
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	234	246
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	164	172
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	34	36
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	7,161	7,470
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	4,708	4,910
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	1,050	1,095
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	21,532	22,739
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	10,067	10,501
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,542	4,751
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,831	4,051
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	753	795
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	615	649
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	81	85
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	55	58
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,274	1,347
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	454	453
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	7,474	7,796
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	140	146
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	9	10
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	3,400	3,547
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	554	578
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,312	1,375
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	517	542
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	3,124	3,287
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,960	3,130
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	737	774
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	343	362
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	10,872	11,645
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	68	67
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	62	62
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	4,367	4,392
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	3,149	3,285
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	829	865
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	720	751
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	2,112	2,203
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	822	857
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	299	312
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	100	101
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	2,382	2,485
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	276	289
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	38,316	40,486
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,684	10,226
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,934	3,071
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,462	2,605
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	334	350
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	60	63
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	45	45
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	14	14
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	4,954	4,985
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	38	38
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	568	593
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	2,235	2,331
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,589	1,658
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,298	1,354
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	33	35
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	348	363
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	6,198	6,465
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	10,282	10,752
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	929	969
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	780	814
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	434	456
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	7,291	7,711
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	89	89
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	2,825	2,858
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	63	63
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	3,082	3,153
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,925	2,986
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,654	1,685
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,111	1,137
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,049	1,074
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	566	580
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	331	340
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	264	271
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	242	247
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	148	149
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	129	130
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	121	122
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	101	102
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1,034	1,060
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	810	827
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	220	225
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	182	187
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	514	529
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	131	135
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	7,326	7,670
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	991	1,032
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,845	1,889
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,403	1,429
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	949	957
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	879	895
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	686	700
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	265	271
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	192	195
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	166	170
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	163	166
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	941	957
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	510	531
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	162	167
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,437	2,560
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	955	980
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	730	748
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	132	134
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	1,829	1,873
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	709	737
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	3,506	3,706
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	1,179	1,196
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	957	973
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	490	504
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	174	177
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	3,191	3,321
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	172	180
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	2,199	2,321
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	1,232	1,230
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	4,197	4,272
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	742	763
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	1,390	1,416
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	415	440
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	195	196
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	923	946
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	97	99
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,410	2,574
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	440	470
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	3,331	3,394
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	289	293
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	280	285
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	172	174
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	313	322
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	350	364
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,278	1,357
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,065	1,136
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	1,063	1,072
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	123	124
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,492	1,517
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	378	385
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	2,008	2,068
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	501	535
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	272	290
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	152	161
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	110	117
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	93	99
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	689	701
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	582	591
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	154	157
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	112	113
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	592	608
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	436	456
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	477	486
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	148	150
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	411	423
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,511	2,615
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	541	558
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	375	384
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	109	114
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	79	82
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	40,408	41,416
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	870	915
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	6,634	7,078
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	525	531
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2,188	2,240
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	896	915
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	600	607
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	592	599
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	251	256
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	239	244
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	171	173
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	89	91
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	2,868	2,982
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,474	1,530
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	242	252
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	167	175
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	69	71
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,663	1,780
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	23,140	24,571
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	4,465	4,742
Freddie Mac 5.5% 1/1/2055	912,731	904,154
Freddie Mac Gold Pool 1.5% 1/1/2036	7,871,525	6,942,649
Freddie Mac Gold Pool 1.5% 1/1/2051	31,192,697	23,071,781
Freddie Mac Gold Pool 1.5% 1/1/2051	4,548,239	3,388,283
Freddie Mac Gold Pool 1.5% 11/1/2035	7,691,912	6,784,231
Freddie Mac Gold Pool 1.5% 11/1/2035	670,130	591,051
Freddie Mac Gold Pool 1.5% 11/1/2050	415,972	311,055
Freddie Mac Gold Pool 1.5% 12/1/2035	8,737,988	7,706,866
Freddie Mac Gold Pool 1.5% 12/1/2040	924,234	763,132
Freddie Mac Gold Pool 1.5% 12/1/2050	296,417	221,654
Freddie Mac Gold Pool 1.5% 12/1/2050	107,183	80,250
Freddie Mac Gold Pool 1.5% 2/1/2036	22,454,587	19,804,842
Freddie Mac Gold Pool 1.5% 2/1/2036	492,911	434,745
Freddie Mac Gold Pool 1.5% 2/1/2041	1,592,055	1,312,247
Freddie Mac Gold Pool 1.5% 2/1/2051	31,682,176	23,433,826
Freddie Mac Gold Pool 1.5% 3/1/2036	311,024	274,321
Freddie Mac Gold Pool 1.5% 3/1/2041	1,616,897	1,331,628
Freddie Mac Gold Pool 1.5% 3/1/2051	113,212	84,764
Freddie Mac Gold Pool 1.5% 4/1/2036	535,020	471,216
Freddie Mac Gold Pool 1.5% 4/1/2041	1,650,180	1,357,985
Freddie Mac Gold Pool 1.5% 4/1/2051 (l)	46,952,785	34,699,437
Freddie Mac Gold Pool 1.5% 5/1/2036	10,523,256	9,268,310
Freddie Mac Gold Pool 1.5% 5/1/2036	551,795	485,991
Freddie Mac Gold Pool 1.5% 6/1/2036	557,223	490,772
Freddie Mac Gold Pool 1.5% 6/1/2051	269,572	201,833
Freddie Mac Gold Pool 1.5% 7/1/2035	2,776,184	2,458,993
Freddie Mac Gold Pool 1.5% 7/1/2036	452,074	397,456
Freddie Mac Gold Pool 1.5% 8/1/2035	6,344,959	5,620,019
Freddie Mac Gold Pool 1.5% 8/1/2036	339,749	298,702
Freddie Mac Gold Pool 1.5% 8/1/2051	180,054	133,797
Freddie Mac Gold Pool 2% 1/1/2051	2,233,427	1,751,835
Freddie Mac Gold Pool 2% 1/1/2052	2,800,724	2,181,927
Freddie Mac Gold Pool 2% 1/1/2052	265,185	206,844
Freddie Mac Gold Pool 2% 10/1/2041	837,240	706,453
Freddie Mac Gold Pool 2% 10/1/2051	26,611,824	20,923,435
Freddie Mac Gold Pool 2% 10/1/2051	5,277,147	4,149,135
Freddie Mac Gold Pool 2% 10/1/2051	4,663,939	3,683,035
Freddie Mac Gold Pool 2% 10/1/2051	1,448,020	1,143,477
Freddie Mac Gold Pool 2% 11/1/2041	6,755,892	5,697,763
Freddie Mac Gold Pool 2% 11/1/2050	36,482,045	28,581,249
Freddie Mac Gold Pool 2% 11/1/2050	28,246	22,164
Freddie Mac Gold Pool 2% 11/1/2051	38,672,004	30,405,701
Freddie Mac Gold Pool 2% 11/1/2051	16,984,062	13,348,340
Freddie Mac Gold Pool 2% 11/1/2051	5,292,274	4,179,220
Freddie Mac Gold Pool 2% 11/1/2051	4,349,056	3,407,195
Freddie Mac Gold Pool 2% 11/1/2051	4,313,173	3,364,257
Freddie Mac Gold Pool 2% 11/1/2051	2,987,664	2,330,366
Freddie Mac Gold Pool 2% 11/1/2051	1,980,019	1,563,588
Freddie Mac Gold Pool 2% 11/1/2051	1,276,540	1,008,062
Freddie Mac Gold Pool 2% 12/1/2035	1,558,143	1,414,364
Freddie Mac Gold Pool 2% 12/1/2051	18,148,981	14,331,947
Freddie Mac Gold Pool 2% 12/1/2051	3,300,993	2,606,739
Freddie Mac Gold Pool 2% 12/1/2051	2,497,788	1,945,922
Freddie Mac Gold Pool 2% 12/1/2051	1,570,022	1,239,820
Freddie Mac Gold Pool 2% 12/1/2051	1,519,805	1,194,465
Freddie Mac Gold Pool 2% 12/1/2051	1,500,865	1,178,642
Freddie Mac Gold Pool 2% 12/1/2051	826,963	645,028
Freddie Mac Gold Pool 2% 12/1/2051	579,736	454,184
Freddie Mac Gold Pool 2% 12/1/2051	359,249	279,876
Freddie Mac Gold Pool 2% 12/1/2051	21,996	17,157
Freddie Mac Gold Pool 2% 2/1/2042	2,046,523	1,721,263
Freddie Mac Gold Pool 2% 2/1/2051	26,521,479	21,059,601
Freddie Mac Gold Pool 2% 2/1/2051	10,566,904	8,271,860
Freddie Mac Gold Pool 2% 2/1/2052	21,466,387	16,871,148
Freddie Mac Gold Pool 2% 3/1/2041	3,894,372	3,326,100
Freddie Mac Gold Pool 2% 3/1/2051	17,647,682	13,814,752
Freddie Mac Gold Pool 2% 3/1/2051	509,927	400,131
Freddie Mac Gold Pool 2% 4/1/2041	17,106	14,505
Freddie Mac Gold Pool 2% 4/1/2042	19,385,278	16,471,202
Freddie Mac Gold Pool 2% 5/1/2051	20,788,267	16,474,614
Freddie Mac Gold Pool 2% 5/1/2051	17,717,141	13,858,052
Freddie Mac Gold Pool 2% 5/1/2051	2,455,842	1,940,105
Freddie Mac Gold Pool 2% 5/1/2051	2,123,593	1,665,685
Freddie Mac Gold Pool 2% 5/1/2051	895,152	702,131
Freddie Mac Gold Pool 2% 5/1/2051	37,908	29,651
Freddie Mac Gold Pool 2% 6/1/2035	37,459,642	34,155,203
Freddie Mac Gold Pool 2% 6/1/2035	1,343,488	1,224,975
Freddie Mac Gold Pool 2% 6/1/2050	64,476,426	50,633,874
Freddie Mac Gold Pool 2% 6/1/2050	17,486,107	13,824,880
Freddie Mac Gold Pool 2% 7/1/2041	21,483,475	18,282,990
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2050	111,698	87,647
Freddie Mac Gold Pool 2% 7/1/2051	1,404,656	1,109,234
Freddie Mac Gold Pool 2% 8/1/2051	1,754,709	1,374,697
Freddie Mac Gold Pool 2% 9/1/2050	61,279,530	48,085,025
Freddie Mac Gold Pool 2.5% 1/1/2031	19,190	18,448
Freddie Mac Gold Pool 2.5% 1/1/2032	169,386	162,018
Freddie Mac Gold Pool 2.5% 1/1/2033	58,864	56,118
Freddie Mac Gold Pool 2.5% 1/1/2041	8,522,674	7,495,542
Freddie Mac Gold Pool 2.5% 1/1/2042	4,874,681	4,253,704
Freddie Mac Gold Pool 2.5% 10/1/2031	1,867,490	1,793,126
Freddie Mac Gold Pool 2.5% 10/1/2041	2,385,947	2,086,315
Freddie Mac Gold Pool 2.5% 10/1/2051	3,650,921	3,004,568
Freddie Mac Gold Pool 2.5% 11/1/2031	2,027,989	1,941,455
Freddie Mac Gold Pool 2.5% 11/1/2032	889,160	847,473
Freddie Mac Gold Pool 2.5% 11/1/2032	188,230	179,531
Freddie Mac Gold Pool 2.5% 11/1/2041 (o)	14,383,055	12,633,814
Freddie Mac Gold Pool 2.5% 11/1/2041	1,561,056	1,368,998
Freddie Mac Gold Pool 2.5% 11/1/2041	1,386,370	1,218,227
Freddie Mac Gold Pool 2.5% 11/1/2051	5,944,226	4,865,866
Freddie Mac Gold Pool 2.5% 12/1/2031	13,354	12,779
Freddie Mac Gold Pool 2.5% 12/1/2051	21,531,476	17,793,599
Freddie Mac Gold Pool 2.5% 12/1/2051	16,103,829	13,252,838
Freddie Mac Gold Pool 2.5% 12/1/2051	2,880,567	2,357,994
Freddie Mac Gold Pool 2.5% 2/1/2035	3,648,237	3,402,544
Freddie Mac Gold Pool 2.5% 2/1/2042	2,739,248	2,404,573
Freddie Mac Gold Pool 2.5% 2/1/2051	24,286,994	20,002,450
Freddie Mac Gold Pool 2.5% 2/1/2051	23,110,792	19,199,854
Freddie Mac Gold Pool 2.5% 3/1/2033	1,279,497	1,219,257
Freddie Mac Gold Pool 2.5% 3/1/2050	3,452,044	2,850,609
Freddie Mac Gold Pool 2.5% 3/1/2051	22,911,657	18,869,741
Freddie Mac Gold Pool 2.5% 4/1/2033	548,224	521,649
Freddie Mac Gold Pool 2.5% 4/1/2042	1,009,391	882,760
Freddie Mac Gold Pool 2.5% 4/1/2047	4,405,194	3,655,593
Freddie Mac Gold Pool 2.5% 4/1/2052	2,950,415	2,446,519
Freddie Mac Gold Pool 2.5% 5/1/2030	8,786	8,489
Freddie Mac Gold Pool 2.5% 5/1/2033	146,528	139,410
Freddie Mac Gold Pool 2.5% 5/1/2035	10,142,061	9,459,038
Freddie Mac Gold Pool 2.5% 5/1/2041	5,863,909	5,182,185
Freddie Mac Gold Pool 2.5% 5/1/2051	52,534,246	43,594,856
Freddie Mac Gold Pool 2.5% 6/1/2031	986,767	948,800
Freddie Mac Gold Pool 2.5% 6/1/2031	302,203	290,162
Freddie Mac Gold Pool 2.5% 6/1/2040	843,037	748,457
Freddie Mac Gold Pool 2.5% 6/1/2041	1,196,363	1,052,654
Freddie Mac Gold Pool 2.5% 7/1/2031	523,988	503,353
Freddie Mac Gold Pool 2.5% 7/1/2036	4,098,079	3,804,163
Freddie Mac Gold Pool 2.5% 7/1/2051	15,054,262	12,450,242
Freddie Mac Gold Pool 2.5% 7/1/2051	13,067,696	10,807,304
Freddie Mac Gold Pool 2.5% 8/1/2031	884,373	848,754
Freddie Mac Gold Pool 2.5% 8/1/2032	131,912	125,972
Freddie Mac Gold Pool 2.5% 8/1/2041	1,137,587	1,001,567
Freddie Mac Gold Pool 2.5% 8/1/2050	11,756,124	9,763,013
Freddie Mac Gold Pool 2.5% 9/1/2041	2,515,378	2,212,097
Freddie Mac Gold Pool 2.5% 9/1/2051	128,385	105,094
Freddie Mac Gold Pool 3% 1/1/2033	8,304	7,999
Freddie Mac Gold Pool 3% 1/1/2033	6,394	6,173
Freddie Mac Gold Pool 3% 1/1/2034	41,030	39,563
Freddie Mac Gold Pool 3% 1/1/2043	332,611	300,186
Freddie Mac Gold Pool 3% 1/1/2043	26,900	24,064
Freddie Mac Gold Pool 3% 1/1/2052	1,183,659	1,017,048
Freddie Mac Gold Pool 3% 1/1/2052	754,738	648,501
Freddie Mac Gold Pool 3% 10/1/2042	54,140	48,654
Freddie Mac Gold Pool 3% 10/1/2049	20,664	17,849
Freddie Mac Gold Pool 3% 10/1/2051	9,807,967	8,442,725
Freddie Mac Gold Pool 3% 11/1/2042	53,557	48,543
Freddie Mac Gold Pool 3% 11/1/2049	36,229,654	31,509,257
Freddie Mac Gold Pool 3% 11/1/2050	1,825,606	1,571,201
Freddie Mac Gold Pool 3% 11/1/2051	6,899,177	5,928,051
Freddie Mac Gold Pool 3% 11/1/2051	6,175,355	5,306,113
Freddie Mac Gold Pool 3% 12/1/2030	856,097	831,527
Freddie Mac Gold Pool 3% 12/1/2032	2,759,293	2,673,922
Freddie Mac Gold Pool 3% 12/1/2032	352,684	340,816
Freddie Mac Gold Pool 3% 12/1/2042	4,252,329	3,842,113
Freddie Mac Gold Pool 3% 12/1/2042	36,356	32,841
Freddie Mac Gold Pool 3% 12/1/2042	13,198	11,939
Freddie Mac Gold Pool 3% 12/1/2046	25,075,763	22,049,053
Freddie Mac Gold Pool 3% 12/1/2050	14,914,409	12,836,034
Freddie Mac Gold Pool 3% 2/1/2032	84,324	81,630
Freddie Mac Gold Pool 3% 2/1/2032	74,919	72,549
Freddie Mac Gold Pool 3% 2/1/2033	838,536	815,470
Freddie Mac Gold Pool 3% 2/1/2034	3,786	3,627
Freddie Mac Gold Pool 3% 2/1/2037	1,063,799	993,561
Freddie Mac Gold Pool 3% 2/1/2037	60,008	56,233
Freddie Mac Gold Pool 3% 2/1/2043	399,001	362,134
Freddie Mac Gold Pool 3% 2/1/2043	187,617	169,507
Freddie Mac Gold Pool 3% 2/1/2043	110,344	98,870
Freddie Mac Gold Pool 3% 2/1/2043	20,020	18,049
Freddie Mac Gold Pool 3% 2/1/2050	83,069	71,649
Freddie Mac Gold Pool 3% 2/1/2052	2,794,021	2,394,187
Freddie Mac Gold Pool 3% 2/1/2052	1,607,863	1,381,541
Freddie Mac Gold Pool 3% 3/1/2032	36,708	35,535
Freddie Mac Gold Pool 3% 3/1/2033	622,699	601,055
Freddie Mac Gold Pool 3% 3/1/2043	92,285	83,325
Freddie Mac Gold Pool 3% 3/1/2052	15,921,993	13,643,500
Freddie Mac Gold Pool 3% 3/1/2052	6,742,967	5,790,668
Freddie Mac Gold Pool 3% 3/1/2052	595,107	509,945
Freddie Mac Gold Pool 3% 3/1/2052	46,610	40,028
Freddie Mac Gold Pool 3% 4/1/2032	79,229	76,881
Freddie Mac Gold Pool 3% 4/1/2032	28,571	27,751
Freddie Mac Gold Pool 3% 4/1/2033	25,715	24,814
Freddie Mac Gold Pool 3% 4/1/2033	13,199	12,740
Freddie Mac Gold Pool 3% 4/1/2034	1,341,414	1,284,781
Freddie Mac Gold Pool 3% 4/1/2038	238,918	221,676
Freddie Mac Gold Pool 3% 4/1/2043	35,393	31,977
Freddie Mac Gold Pool 3% 4/1/2045	196,500	173,621
Freddie Mac Gold Pool 3% 4/1/2045	131,966	116,390
Freddie Mac Gold Pool 3% 4/1/2046	451,250	398,052
Freddie Mac Gold Pool 3% 4/1/2046	374,637	330,471
Freddie Mac Gold Pool 3% 4/1/2051	739,891	636,091
Freddie Mac Gold Pool 3% 4/1/2052	12,864,711	11,158,404
Freddie Mac Gold Pool 3% 5/1/2033	39,915	38,517
Freddie Mac Gold Pool 3% 5/1/2035	10,217,528	9,723,859
Freddie Mac Gold Pool 3% 5/1/2045	211,853	187,969
Freddie Mac Gold Pool 3% 5/1/2046	6,955,978	6,135,937
Freddie Mac Gold Pool 3% 5/1/2046	1,082,738	955,094
Freddie Mac Gold Pool 3% 5/1/2051	6,326,088	5,446,502
Freddie Mac Gold Pool 3% 5/1/2052	13,315,535	11,451,646
Freddie Mac Gold Pool 3% 6/1/2031	586,357	569,508
Freddie Mac Gold Pool 3% 6/1/2031	212,567	206,461
Freddie Mac Gold Pool 3% 6/1/2031	124,853	121,114
Freddie Mac Gold Pool 3% 6/1/2031	74,741	72,688
Freddie Mac Gold Pool 3% 6/1/2031	66,284	64,299
Freddie Mac Gold Pool 3% 6/1/2031	51,861	50,453
Freddie Mac Gold Pool 3% 6/1/2031	51,170	49,624
Freddie Mac Gold Pool 3% 6/1/2046	6,856,872	6,048,515
Freddie Mac Gold Pool 3% 6/1/2050	17,170,494	14,901,138
Freddie Mac Gold Pool 3% 6/1/2052	1,945,576	1,667,157
Freddie Mac Gold Pool 3% 7/1/2032	152,139	147,276
Freddie Mac Gold Pool 3% 7/1/2033	20,249	19,563
Freddie Mac Gold Pool 3% 7/1/2045	481,873	425,968
Freddie Mac Gold Pool 3% 7/1/2045	169,566	150,847
Freddie Mac Gold Pool 3% 7/1/2045	32,014	28,300
Freddie Mac Gold Pool 3% 8/1/2032	174,799	169,264
Freddie Mac Gold Pool 3% 8/1/2032	119,468	115,616
Freddie Mac Gold Pool 3% 8/1/2042	74,830	67,707
Freddie Mac Gold Pool 3% 8/1/2042	57,378	51,703
Freddie Mac Gold Pool 3% 8/1/2045	242,360	214,318
Freddie Mac Gold Pool 3% 8/1/2045	134,821	119,179
Freddie Mac Gold Pool 3% 9/1/2033	23,398	22,517
Freddie Mac Gold Pool 3% 9/1/2049	79,022	68,899
Freddie Mac Gold Pool 3% 9/1/2051	6,525,902	5,607,318
Freddie Mac Gold Pool 3% 9/1/2051	6,080,954	5,230,702
Freddie Mac Gold Pool 3% 9/1/2051	61,029	52,419
Freddie Mac Gold Pool 3.5% 1/1/2032	136,102	133,006
Freddie Mac Gold Pool 3.5% 1/1/2046	919,546	835,695
Freddie Mac Gold Pool 3.5% 1/1/2046	30,839	28,055
Freddie Mac Gold Pool 3.5% 1/1/2046	27,080	24,687
Freddie Mac Gold Pool 3.5% 1/1/2048	32,377	29,436
Freddie Mac Gold Pool 3.5% 10/1/2040	52,358	47,943
Freddie Mac Gold Pool 3.5% 10/1/2042	258,276	239,285
Freddie Mac Gold Pool 3.5% 10/1/2042	44,812	41,548
Freddie Mac Gold Pool 3.5% 10/1/2042	32,587	30,133
Freddie Mac Gold Pool 3.5% 10/1/2044	74,394	68,679
Freddie Mac Gold Pool 3.5% 10/1/2045	181,858	165,388
Freddie Mac Gold Pool 3.5% 10/1/2047	117,367	106,818
Freddie Mac Gold Pool 3.5% 10/1/2051	5,641,376	5,065,554
Freddie Mac Gold Pool 3.5% 11/1/2033	1,082,033	1,046,196
Freddie Mac Gold Pool 3.5% 11/1/2040	109,519	100,217
Freddie Mac Gold Pool 3.5% 11/1/2044	1,673,799	1,536,118
Freddie Mac Gold Pool 3.5% 11/1/2044	11,506	10,657
Freddie Mac Gold Pool 3.5% 11/1/2045	108,798	99,183
Freddie Mac Gold Pool 3.5% 11/1/2047	810,923	738,034
Freddie Mac Gold Pool 3.5% 11/1/2047	121,372	110,456
Freddie Mac Gold Pool 3.5% 11/1/2051	591,275	525,343
Freddie Mac Gold Pool 3.5% 12/1/2033	901,653	876,728
Freddie Mac Gold Pool 3.5% 12/1/2040	106,771	97,702
Freddie Mac Gold Pool 3.5% 12/1/2045	4,215,707	3,831,286
Freddie Mac Gold Pool 3.5% 12/1/2045	769,112	698,978
Freddie Mac Gold Pool 3.5% 12/1/2046	1,262,579	1,146,264
Freddie Mac Gold Pool 3.5% 12/1/2047	190,896	173,558
Freddie Mac Gold Pool 3.5% 2/1/2034	5,321,257	5,175,969
Freddie Mac Gold Pool 3.5% 2/1/2043	3,340,717	3,093,578
Freddie Mac Gold Pool 3.5% 2/1/2043	1,165,916	1,082,596
Freddie Mac Gold Pool 3.5% 2/1/2043	483,745	452,046
Freddie Mac Gold Pool 3.5% 2/1/2045	8,915	8,225
Freddie Mac Gold Pool 3.5% 2/1/2046	3,052,114	2,782,383
Freddie Mac Gold Pool 3.5% 2/1/2052	1,662,900	1,489,009
Freddie Mac Gold Pool 3.5% 3/1/2032	2,461,647	2,404,598
Freddie Mac Gold Pool 3.5% 3/1/2045	2,341,973	2,146,706
Freddie Mac Gold Pool 3.5% 3/1/2045	610,991	561,029
Freddie Mac Gold Pool 3.5% 3/1/2045	432,591	397,396
Freddie Mac Gold Pool 3.5% 3/1/2045	211,232	194,521
Freddie Mac Gold Pool 3.5% 3/1/2046	1,051,409	960,133
Freddie Mac Gold Pool 3.5% 3/1/2052	20,319,274	18,188,113
Freddie Mac Gold Pool 3.5% 3/1/2052	17,628,582	15,763,105
Freddie Mac Gold Pool 3.5% 3/1/2052	7,922,621	7,096,866
Freddie Mac Gold Pool 3.5% 4/1/2033	2,632,041	2,565,841
Freddie Mac Gold Pool 3.5% 4/1/2040	129,820	121,138
Freddie Mac Gold Pool 3.5% 4/1/2042	10,462,317	9,738,566
Freddie Mac Gold Pool 3.5% 4/1/2042	98,191	91,259
Freddie Mac Gold Pool 3.5% 4/1/2043	1,521,016	1,406,502
Freddie Mac Gold Pool 3.5% 4/1/2043	632,481	585,646
Freddie Mac Gold Pool 3.5% 4/1/2046	4,739,931	4,316,595
Freddie Mac Gold Pool 3.5% 4/1/2046	1,842,109	1,677,585
Freddie Mac Gold Pool 3.5% 4/1/2046	1,471,256	1,337,095
Freddie Mac Gold Pool 3.5% 5/1/2033	684,300	666,508
Freddie Mac Gold Pool 3.5% 5/1/2034	1,064,309	1,032,008
Freddie Mac Gold Pool 3.5% 5/1/2034	401,953	389,858
Freddie Mac Gold Pool 3.5% 5/1/2040	267,608	249,923
Freddie Mac Gold Pool 3.5% 5/1/2040	25,908	24,168
Freddie Mac Gold Pool 3.5% 5/1/2045	5,068,199	4,638,217
Freddie Mac Gold Pool 3.5% 5/1/2045	284,182	260,059
Freddie Mac Gold Pool 3.5% 5/1/2045	153,056	139,530
Freddie Mac Gold Pool 3.5% 5/1/2045	69,234	63,116
Freddie Mac Gold Pool 3.5% 5/1/2045	48,895	44,482
Freddie Mac Gold Pool 3.5% 5/1/2046	6,183,642	5,646,822
Freddie Mac Gold Pool 3.5% 5/1/2046	3,984,569	3,628,696
Freddie Mac Gold Pool 3.5% 5/1/2046	2,023,088	1,838,607
Freddie Mac Gold Pool 3.5% 5/1/2046	5,364	4,890
Freddie Mac Gold Pool 3.5% 6/1/2032	5,158,911	5,036,082
Freddie Mac Gold Pool 3.5% 6/1/2040	232,440	212,843
Freddie Mac Gold Pool 3.5% 6/1/2042	43,525	40,409
Freddie Mac Gold Pool 3.5% 6/1/2043	35,567	32,868
Freddie Mac Gold Pool 3.5% 6/1/2045	8,564,385	7,807,505
Freddie Mac Gold Pool 3.5% 6/1/2045	6,104,225	5,553,317
Freddie Mac Gold Pool 3.5% 6/1/2045	976,017	897,097
Freddie Mac Gold Pool 3.5% 6/1/2045	489,040	446,585
Freddie Mac Gold Pool 3.5% 6/1/2045	10,423	9,502
Freddie Mac Gold Pool 3.5% 7/1/2032	5,667,574	5,531,468
Freddie Mac Gold Pool 3.5% 7/1/2032	3,482,142	3,399,291
Freddie Mac Gold Pool 3.5% 7/1/2040	33,418	30,601
Freddie Mac Gold Pool 3.5% 7/1/2042	1,114,095	1,031,823
Freddie Mac Gold Pool 3.5% 7/1/2045	11,382	10,351
Freddie Mac Gold Pool 3.5% 7/1/2046	225,206	204,670
Freddie Mac Gold Pool 3.5% 7/1/2046	7,301	6,649
Freddie Mac Gold Pool 3.5% 7/1/2047	1,940,274	1,765,875
Freddie Mac Gold Pool 3.5% 8/1/2034	1,779,811	1,724,927
Freddie Mac Gold Pool 3.5% 8/1/2034	311,047	301,534
Freddie Mac Gold Pool 3.5% 8/1/2038	47,761	44,871
Freddie Mac Gold Pool 3.5% 8/1/2040	151,959	139,147
Freddie Mac Gold Pool 3.5% 8/1/2042	920,314	853,750
Freddie Mac Gold Pool 3.5% 8/1/2046	18,442	16,858
Freddie Mac Gold Pool 3.5% 8/1/2047	3,010,238	2,739,667
Freddie Mac Gold Pool 3.5% 8/1/2047	345,230	314,199
Freddie Mac Gold Pool 3.5% 8/1/2047	236,753	215,473
Freddie Mac Gold Pool 3.5% 8/1/2051	7,302,991	6,559,848
Freddie Mac Gold Pool 3.5% 9/1/2040	114,440	104,111
Freddie Mac Gold Pool 3.5% 9/1/2042	4,783,945	4,427,461
Freddie Mac Gold Pool 3.5% 9/1/2042	1,411,135	1,305,163
Freddie Mac Gold Pool 3.5% 9/1/2042	12,929	11,957
Freddie Mac Gold Pool 3.5% 9/1/2046	6,003,840	5,463,868
Freddie Mac Gold Pool 3.5% 9/1/2046	2,457,748	2,231,327
Freddie Mac Gold Pool 3.5% 9/1/2046	1,986,548	1,810,986
Freddie Mac Gold Pool 3.5% 9/1/2047	67,430	61,369
Freddie Mac Gold Pool 3.5% 9/1/2047	55,222	50,259
Freddie Mac Gold Pool 3.5% 9/1/2051	1,009,669	901,247
Freddie Mac Gold Pool 4% 1/1/2036	6,476,120	6,280,252
Freddie Mac Gold Pool 4% 1/1/2039	38,227	36,509
Freddie Mac Gold Pool 4% 1/1/2041	188,320	180,640
Freddie Mac Gold Pool 4% 1/1/2041	45,283	43,159
Freddie Mac Gold Pool 4% 1/1/2041	27,291	26,079
Freddie Mac Gold Pool 4% 1/1/2042	34,612	32,961
Freddie Mac Gold Pool 4% 1/1/2043	86,525	81,956
Freddie Mac Gold Pool 4% 1/1/2044	243,907	230,345
Freddie Mac Gold Pool 4% 1/1/2044	194,944	184,521
Freddie Mac Gold Pool 4% 10/1/2041	2,966,763	2,827,088
Freddie Mac Gold Pool 4% 10/1/2041	359,552	342,895
Freddie Mac Gold Pool 4% 10/1/2041	146,423	139,749
Freddie Mac Gold Pool 4% 10/1/2041	20,015	19,097
Freddie Mac Gold Pool 4% 10/1/2042	124,079	117,950
Freddie Mac Gold Pool 4% 10/1/2042	66,513	63,934
Freddie Mac Gold Pool 4% 10/1/2042	45,524	43,126
Freddie Mac Gold Pool 4% 10/1/2043	644,362	610,117
Freddie Mac Gold Pool 4% 10/1/2043	253,852	239,749
Freddie Mac Gold Pool 4% 10/1/2043	92,742	87,608
Freddie Mac Gold Pool 4% 10/1/2043	86,050	81,637
Freddie Mac Gold Pool 4% 10/1/2044	34,731	32,732
Freddie Mac Gold Pool 4% 10/1/2045	13,248	12,418
Freddie Mac Gold Pool 4% 10/1/2052	5,598,266	5,195,358
Freddie Mac Gold Pool 4% 11/1/2040	2,711,149	2,588,495
Freddie Mac Gold Pool 4% 11/1/2041	503,606	479,319
Freddie Mac Gold Pool 4% 11/1/2041	104,064	99,693
Freddie Mac Gold Pool 4% 11/1/2041	19,207	18,317
Freddie Mac Gold Pool 4% 11/1/2042	5,369,390	5,121,591
Freddie Mac Gold Pool 4% 11/1/2042	540,347	513,712
Freddie Mac Gold Pool 4% 11/1/2042	463,670	439,873
Freddie Mac Gold Pool 4% 11/1/2042	451,517	429,919
Freddie Mac Gold Pool 4% 11/1/2042	294,028	279,469
Freddie Mac Gold Pool 4% 11/1/2042	166,220	157,504
Freddie Mac Gold Pool 4% 11/1/2042	16,896	16,383
Freddie Mac Gold Pool 4% 11/1/2043	637,754	605,266
Freddie Mac Gold Pool 4% 11/1/2047	267,110	249,526
Freddie Mac Gold Pool 4% 11/1/2051	66,210	61,797
Freddie Mac Gold Pool 4% 12/1/2040	92,018	88,179
Freddie Mac Gold Pool 4% 12/1/2040	37,895	36,233
Freddie Mac Gold Pool 4% 12/1/2042	967,553	921,862
Freddie Mac Gold Pool 4% 12/1/2042	246,960	234,286
Freddie Mac Gold Pool 4% 12/1/2042	134,248	128,125
Freddie Mac Gold Pool 4% 12/1/2045	1,326,054	1,244,558
Freddie Mac Gold Pool 4% 12/1/2045	429,573	407,827
Freddie Mac Gold Pool 4% 12/1/2047	7,322,921	6,840,833
Freddie Mac Gold Pool 4% 2/1/2041	135,882	129,890
Freddie Mac Gold Pool 4% 2/1/2041	3,530	3,364
Freddie Mac Gold Pool 4% 2/1/2042	6,257,427	5,951,719
Freddie Mac Gold Pool 4% 2/1/2042	216,750	206,868
Freddie Mac Gold Pool 4% 2/1/2043	440,492	417,681
Freddie Mac Gold Pool 4% 2/1/2043	332,601	315,108
Freddie Mac Gold Pool 4% 2/1/2043	282,262	267,481
Freddie Mac Gold Pool 4% 2/1/2043	142,866	135,215
Freddie Mac Gold Pool 4% 2/1/2044	256,763	242,984
Freddie Mac Gold Pool 4% 2/1/2044	140,110	132,890
Freddie Mac Gold Pool 4% 2/1/2044	138,643	130,792
Freddie Mac Gold Pool 4% 2/1/2045	2,885,093	2,727,510
Freddie Mac Gold Pool 4% 2/1/2046	1,453,438	1,373,828
Freddie Mac Gold Pool 4% 2/1/2046	76,726	71,867
Freddie Mac Gold Pool 4% 2/1/2048	366,417	341,952
Freddie Mac Gold Pool 4% 2/1/2048	228,159	213,566
Freddie Mac Gold Pool 4% 2/1/2052	35,107	32,766
Freddie Mac Gold Pool 4% 2/1/2052	28,655	26,745
Freddie Mac Gold Pool 4% 2/1/2053	9,677,056	8,968,500
Freddie Mac Gold Pool 4% 3/1/2042	264,473	252,347
Freddie Mac Gold Pool 4% 3/1/2042	258,715	246,037
Freddie Mac Gold Pool 4% 3/1/2042	53,413	50,643
Freddie Mac Gold Pool 4% 3/1/2043	154,118	146,856
Freddie Mac Gold Pool 4% 3/1/2043	88,353	83,653
Freddie Mac Gold Pool 4% 3/1/2044	307,171	290,142
Freddie Mac Gold Pool 4% 4/1/2040	6,790	6,567
Freddie Mac Gold Pool 4% 4/1/2042	3,538,067	3,364,552
Freddie Mac Gold Pool 4% 4/1/2042	2,614,257	2,490,081
Freddie Mac Gold Pool 4% 4/1/2042	99,031	93,905
Freddie Mac Gold Pool 4% 4/1/2042	91,441	87,564
Freddie Mac Gold Pool 4% 4/1/2042	82,696	78,524
Freddie Mac Gold Pool 4% 4/1/2042	72,275	69,143
Freddie Mac Gold Pool 4% 4/1/2043	363,111	345,095
Freddie Mac Gold Pool 4% 4/1/2043	231,563	219,979
Freddie Mac Gold Pool 4% 4/1/2043	88,533	85,063
Freddie Mac Gold Pool 4% 4/1/2045	6,367	6,003
Freddie Mac Gold Pool 4% 4/1/2046	1,097,645	1,029,500
Freddie Mac Gold Pool 4% 4/1/2048	1,009,921	942,488
Freddie Mac Gold Pool 4% 4/1/2048	845,008	787,795
Freddie Mac Gold Pool 4% 4/1/2048	456,260	425,367
Freddie Mac Gold Pool 4% 4/1/2048	180,789	168,548
Freddie Mac Gold Pool 4% 4/1/2048	48,509	45,224
Freddie Mac Gold Pool 4% 4/1/2052	72,282	67,464
Freddie Mac Gold Pool 4% 4/1/2052	48,179	44,967
Freddie Mac Gold Pool 4% 5/1/2037	746,384	717,279
Freddie Mac Gold Pool 4% 5/1/2042	446,620	426,256
Freddie Mac Gold Pool 4% 5/1/2043	283,104	268,048
Freddie Mac Gold Pool 4% 5/1/2043	104,571	98,861
Freddie Mac Gold Pool 4% 5/1/2043	102,933	97,330
Freddie Mac Gold Pool 4% 5/1/2043	92,073	87,075
Freddie Mac Gold Pool 4% 5/1/2043	30,282	28,686
Freddie Mac Gold Pool 4% 5/1/2045	2,655,132	2,531,949
Freddie Mac Gold Pool 4% 5/1/2045	463,869	436,356
Freddie Mac Gold Pool 4% 5/1/2048	6,023,899	5,634,859
Freddie Mac Gold Pool 4% 6/1/2038	19,454	18,641
Freddie Mac Gold Pool 4% 6/1/2038	14,600	13,990
Freddie Mac Gold Pool 4% 6/1/2041	127,493	121,348
Freddie Mac Gold Pool 4% 6/1/2041	22,635	22,080
Freddie Mac Gold Pool 4% 6/1/2042	123,643	117,675
Freddie Mac Gold Pool 4% 6/1/2043	258,138	246,237
Freddie Mac Gold Pool 4% 6/1/2043	157,793	149,291
Freddie Mac Gold Pool 4% 6/1/2045	35,714	33,630
Freddie Mac Gold Pool 4% 6/1/2047	5,904,667	5,541,780
Freddie Mac Gold Pool 4% 6/1/2047	1,682,669	1,576,101
Freddie Mac Gold Pool 4% 6/1/2052	37,014	34,547
Freddie Mac Gold Pool 4% 7/1/2041	2,025	1,927
Freddie Mac Gold Pool 4% 7/1/2042	1,587,300	1,507,075
Freddie Mac Gold Pool 4% 7/1/2043	594,485	562,813
Freddie Mac Gold Pool 4% 7/1/2043	539,511	512,261
Freddie Mac Gold Pool 4% 7/1/2043	258,673	245,546
Freddie Mac Gold Pool 4% 7/1/2043	241,646	228,431
Freddie Mac Gold Pool 4% 7/1/2043	166,833	157,765
Freddie Mac Gold Pool 4% 7/1/2043	144,715	136,792
Freddie Mac Gold Pool 4% 7/1/2043	56,762	53,671
Freddie Mac Gold Pool 4% 7/1/2044	1,456,294	1,390,103
Freddie Mac Gold Pool 4% 7/1/2045	114,267	107,602
Freddie Mac Gold Pool 4% 7/1/2048	4,803,973	4,511,734
Freddie Mac Gold Pool 4% 7/1/2052	60,502	56,469
Freddie Mac Gold Pool 4% 8/1/2038	110,746	106,116
Freddie Mac Gold Pool 4% 8/1/2038	78,432	75,153
Freddie Mac Gold Pool 4% 8/1/2043	286,440	271,109
Freddie Mac Gold Pool 4% 8/1/2043	224,032	213,534
Freddie Mac Gold Pool 4% 8/1/2043	194,427	185,310
Freddie Mac Gold Pool 4% 8/1/2043	51,518	48,702
Freddie Mac Gold Pool 4% 8/1/2044	68,722	65,310
Freddie Mac Gold Pool 4% 8/1/2044	67,230	63,504
Freddie Mac Gold Pool 4% 8/1/2052	35,817	33,419
Freddie Mac Gold Pool 4% 9/1/2041	374,798	357,523
Freddie Mac Gold Pool 4% 9/1/2041	133,563	127,372
Freddie Mac Gold Pool 4% 9/1/2041	121,387	115,521
Freddie Mac Gold Pool 4% 9/1/2041	75,941	72,670
Freddie Mac Gold Pool 4% 9/1/2042	1,883,008	1,791,150
Freddie Mac Gold Pool 4% 9/1/2042	341,751	326,712
Freddie Mac Gold Pool 4% 9/1/2043	456,795	433,065
Freddie Mac Gold Pool 4% 9/1/2043	409,491	387,965
Freddie Mac Gold Pool 4% 9/1/2043	392,452	372,259
Freddie Mac Gold Pool 4% 9/1/2043	343,593	325,047
Freddie Mac Gold Pool 4% 9/1/2043	332,016	313,817
Freddie Mac Gold Pool 4% 9/1/2043	236,337	224,037
Freddie Mac Gold Pool 4% 9/1/2043	121,736	114,971
Freddie Mac Gold Pool 4% 9/1/2043	53,230	50,667
Freddie Mac Gold Pool 4% 9/1/2044	24,400	23,066
Freddie Mac Gold Pool 4% 9/1/2051	76,424	71,378
Freddie Mac Gold Pool 4.5% 1/1/2040	9,187	9,056
Freddie Mac Gold Pool 4.5% 1/1/2041	114,482	112,750
Freddie Mac Gold Pool 4.5% 1/1/2041	76,715	75,657
Freddie Mac Gold Pool 4.5% 1/1/2041	44,899	44,207
Freddie Mac Gold Pool 4.5% 1/1/2041	2,442	2,406
Freddie Mac Gold Pool 4.5% 1/1/2042	271,352	267,088
Freddie Mac Gold Pool 4.5% 1/1/2045	9,553	9,260
Freddie Mac Gold Pool 4.5% 1/1/2047	203,830	196,176
Freddie Mac Gold Pool 4.5% 10/1/2035	1,900	1,880
Freddie Mac Gold Pool 4.5% 10/1/2039	289,181	285,006
Freddie Mac Gold Pool 4.5% 10/1/2039	58,736	57,857
Freddie Mac Gold Pool 4.5% 10/1/2039	5,080	5,007
Freddie Mac Gold Pool 4.5% 10/1/2039	3,193	3,144
Freddie Mac Gold Pool 4.5% 10/1/2040	345,182	339,757
Freddie Mac Gold Pool 4.5% 10/1/2040	216,077	212,362
Freddie Mac Gold Pool 4.5% 10/1/2041	937,100	920,629
Freddie Mac Gold Pool 4.5% 10/1/2043	13,973	13,662
Freddie Mac Gold Pool 4.5% 10/1/2047	247,876	237,948
Freddie Mac Gold Pool 4.5% 10/1/2048	533,396	511,032
Freddie Mac Gold Pool 4.5% 10/1/2048	413,827	399,063
Freddie Mac Gold Pool 4.5% 11/1/2031	2,078	2,064
Freddie Mac Gold Pool 4.5% 11/1/2039	5,955	5,870
Freddie Mac Gold Pool 4.5% 11/1/2039	2,248	2,216
Freddie Mac Gold Pool 4.5% 11/1/2040	28,995	28,544
Freddie Mac Gold Pool 4.5% 11/1/2040	16,949	16,687
Freddie Mac Gold Pool 4.5% 11/1/2043	1,105,979	1,082,409
Freddie Mac Gold Pool 4.5% 11/1/2044	73,208	71,077
Freddie Mac Gold Pool 4.5% 11/1/2044	2,894	2,809
Freddie Mac Gold Pool 4.5% 11/1/2047	628,286	600,961
Freddie Mac Gold Pool 4.5% 12/1/2039	2,768	2,728
Freddie Mac Gold Pool 4.5% 12/1/2039	1,882	1,852
Freddie Mac Gold Pool 4.5% 12/1/2039	716	706
Freddie Mac Gold Pool 4.5% 12/1/2040	93,781	92,162
Freddie Mac Gold Pool 4.5% 12/1/2040	54,691	53,745
Freddie Mac Gold Pool 4.5% 12/1/2040	6,750	6,631
Freddie Mac Gold Pool 4.5% 12/1/2044	16,607	16,123
Freddie Mac Gold Pool 4.5% 12/1/2044	2,965	2,878
Freddie Mac Gold Pool 4.5% 12/1/2045	486,714	479,845
Freddie Mac Gold Pool 4.5% 12/1/2046	276,145	265,775
Freddie Mac Gold Pool 4.5% 12/1/2048	3,358,324	3,222,765
Freddie Mac Gold Pool 4.5% 2/1/2037	646	639
Freddie Mac Gold Pool 4.5% 2/1/2040	24,542	24,192
Freddie Mac Gold Pool 4.5% 2/1/2041	553,628	545,150
Freddie Mac Gold Pool 4.5% 2/1/2041	148,780	146,158
Freddie Mac Gold Pool 4.5% 2/1/2041	147,509	144,866
Freddie Mac Gold Pool 4.5% 2/1/2041	143,754	141,467
Freddie Mac Gold Pool 4.5% 2/1/2041	140,708	138,519
Freddie Mac Gold Pool 4.5% 2/1/2041	112,242	110,558
Freddie Mac Gold Pool 4.5% 2/1/2041	88,527	87,251
Freddie Mac Gold Pool 4.5% 2/1/2041	68,102	67,069
Freddie Mac Gold Pool 4.5% 2/1/2041	64,162	63,044
Freddie Mac Gold Pool 4.5% 2/1/2044	94,029	92,071
Freddie Mac Gold Pool 4.5% 2/1/2047	998,863	960,416
Freddie Mac Gold Pool 4.5% 2/1/2047	367,902	353,742
Freddie Mac Gold Pool 4.5% 3/1/2041	611,115	601,597
Freddie Mac Gold Pool 4.5% 3/1/2041	137,861	135,714
Freddie Mac Gold Pool 4.5% 3/1/2041	105,783	104,109
Freddie Mac Gold Pool 4.5% 3/1/2041	105,290	103,580
Freddie Mac Gold Pool 4.5% 3/1/2041	28,805	28,353
Freddie Mac Gold Pool 4.5% 3/1/2041	11,752	11,571
Freddie Mac Gold Pool 4.5% 3/1/2042	14,076	13,860
Freddie Mac Gold Pool 4.5% 3/1/2044	77,003	74,906
Freddie Mac Gold Pool 4.5% 3/1/2047	289,259	278,125
Freddie Mac Gold Pool 4.5% 4/1/2041	199,378	195,760
Freddie Mac Gold Pool 4.5% 4/1/2041	190,004	186,769
Freddie Mac Gold Pool 4.5% 4/1/2041	136,514	134,332
Freddie Mac Gold Pool 4.5% 4/1/2041	20,049	19,686
Freddie Mac Gold Pool 4.5% 4/1/2041	8,653	8,516
Freddie Mac Gold Pool 4.5% 5/1/2035	4,356	4,313
Freddie Mac Gold Pool 4.5% 5/1/2039	498,771	491,991
Freddie Mac Gold Pool 4.5% 5/1/2039	81,587	80,445
Freddie Mac Gold Pool 4.5% 5/1/2039	61,493	60,680
Freddie Mac Gold Pool 4.5% 5/1/2039	2,281	2,248
Freddie Mac Gold Pool 4.5% 5/1/2040	19,249	18,963
Freddie Mac Gold Pool 4.5% 5/1/2040	9,380	9,261
Freddie Mac Gold Pool 4.5% 5/1/2041	213,071	209,386
Freddie Mac Gold Pool 4.5% 5/1/2041	209,536	205,745
Freddie Mac Gold Pool 4.5% 5/1/2041	82,107	80,809
Freddie Mac Gold Pool 4.5% 5/1/2045	82,263	79,739
Freddie Mac Gold Pool 4.5% 5/1/2047	2,521,926	2,424,857
Freddie Mac Gold Pool 4.5% 5/1/2047	1,882,878	1,810,406
Freddie Mac Gold Pool 4.5% 5/1/2047	815,593	784,201
Freddie Mac Gold Pool 4.5% 6/1/2025	163	163
Freddie Mac Gold Pool 4.5% 6/1/2038	5,446	5,392
Freddie Mac Gold Pool 4.5% 6/1/2039	1,880	1,853
Freddie Mac Gold Pool 4.5% 6/1/2040	40,375	39,775
Freddie Mac Gold Pool 4.5% 6/1/2040	1,002	987
Freddie Mac Gold Pool 4.5% 6/1/2041	227,981	224,637
Freddie Mac Gold Pool 4.5% 6/1/2041	157,416	154,641
Freddie Mac Gold Pool 4.5% 6/1/2041	139,517	137,488
Freddie Mac Gold Pool 4.5% 6/1/2041	97,793	96,072
Freddie Mac Gold Pool 4.5% 6/1/2041	65,526	64,689
Freddie Mac Gold Pool 4.5% 6/1/2041	62,937	61,866
Freddie Mac Gold Pool 4.5% 6/1/2041	16,127	15,850
Freddie Mac Gold Pool 4.5% 6/1/2047	3,700,230	3,553,183
Freddie Mac Gold Pool 4.5% 6/1/2047	3,607,279	3,468,435
Freddie Mac Gold Pool 4.5% 6/1/2047	821,104	790,783
Freddie Mac Gold Pool 4.5% 7/1/2025	2,409	2,405
Freddie Mac Gold Pool 4.5% 7/1/2040	261,648	257,843
Freddie Mac Gold Pool 4.5% 7/1/2040	114,476	112,597
Freddie Mac Gold Pool 4.5% 7/1/2040	103,099	101,517
Freddie Mac Gold Pool 4.5% 7/1/2040	5,188	5,109
Freddie Mac Gold Pool 4.5% 7/1/2041	11,774	11,586
Freddie Mac Gold Pool 4.5% 7/1/2044	21,795	21,161
Freddie Mac Gold Pool 4.5% 7/1/2047	1,513,927	1,455,183
Freddie Mac Gold Pool 4.5% 7/1/2047	1,492,855	1,442,393
Freddie Mac Gold Pool 4.5% 7/1/2047	649,647	625,454
Freddie Mac Gold Pool 4.5% 7/1/2047	259,955	249,624
Freddie Mac Gold Pool 4.5% 8/1/2033	30,417	30,170
Freddie Mac Gold Pool 4.5% 8/1/2035	818	810
Freddie Mac Gold Pool 4.5% 8/1/2035	601	595
Freddie Mac Gold Pool 4.5% 8/1/2039	3,673	3,619
Freddie Mac Gold Pool 4.5% 8/1/2040	56,324	55,438
Freddie Mac Gold Pool 4.5% 8/1/2040	31,562	31,080
Freddie Mac Gold Pool 4.5% 8/1/2040	14,453	14,229
Freddie Mac Gold Pool 4.5% 8/1/2040	9,345	9,204
Freddie Mac Gold Pool 4.5% 8/1/2041	653,415	642,941
Freddie Mac Gold Pool 4.5% 8/1/2041	91,598	89,977
Freddie Mac Gold Pool 4.5% 8/1/2041	69,847	68,780
Freddie Mac Gold Pool 4.5% 8/1/2041	16,988	16,722
Freddie Mac Gold Pool 4.5% 8/1/2041	2,073	2,040
Freddie Mac Gold Pool 4.5% 8/1/2041	834	821
Freddie Mac Gold Pool 4.5% 9/1/2039	414,720	409,635
Freddie Mac Gold Pool 4.5% 9/1/2039	26,087	25,716
Freddie Mac Gold Pool 4.5% 9/1/2039	5,334	5,257
Freddie Mac Gold Pool 4.5% 9/1/2039	1,569	1,548
Freddie Mac Gold Pool 4.5% 9/1/2039	618	610
Freddie Mac Gold Pool 4.5% 9/1/2040	949,722	935,128
Freddie Mac Gold Pool 4.5% 9/1/2041	3,238,409	3,190,644
Freddie Mac Gold Pool 4.5% 9/1/2041	908,470	894,101
Freddie Mac Gold Pool 4.5% 9/1/2041	681,951	670,908
Freddie Mac Gold Pool 4.5% 9/1/2041	91,354	89,937
Freddie Mac Gold Pool 4.5% 9/1/2041	18,317	18,030
Freddie Mac Gold Pool 4.5% 9/1/2043	15,212	14,923
Freddie Mac Gold Pool 5% 1/1/2035	709,424	714,228
Freddie Mac Gold Pool 5% 1/1/2037	31,870	32,098
Freddie Mac Gold Pool 5% 1/1/2040	297,295	299,242
Freddie Mac Gold Pool 5% 1/1/2041	6,402	6,442
Freddie Mac Gold Pool 5% 1/1/2053	8,157,390	7,970,339
Freddie Mac Gold Pool 5% 10/1/2033	79,465	80,007
Freddie Mac Gold Pool 5% 10/1/2033	56,224	56,600
Freddie Mac Gold Pool 5% 10/1/2033	2,599	2,617
Freddie Mac Gold Pool 5% 10/1/2033	868	874
Freddie Mac Gold Pool 5% 10/1/2052	8,004,653	7,841,116
Freddie Mac Gold Pool 5% 11/1/2033	38,503	38,757
Freddie Mac Gold Pool 5% 11/1/2034	284	285
Freddie Mac Gold Pool 5% 11/1/2035	45,198	45,523
Freddie Mac Gold Pool 5% 11/1/2037	3,612	3,636
Freddie Mac Gold Pool 5% 11/1/2040	17,943	18,061
Freddie Mac Gold Pool 5% 11/1/2052	17,884,539	17,513,566
Freddie Mac Gold Pool 5% 11/1/2052	3,590,073	3,526,824
Freddie Mac Gold Pool 5% 12/1/2033	52,589	52,952
Freddie Mac Gold Pool 5% 12/1/2033	30,834	31,044
Freddie Mac Gold Pool 5% 12/1/2033	10,129	10,196
Freddie Mac Gold Pool 5% 12/1/2034	15,574	15,681
Freddie Mac Gold Pool 5% 12/1/2034	4,848	4,883
Freddie Mac Gold Pool 5% 12/1/2034	3,262	3,285
Freddie Mac Gold Pool 5% 12/1/2035	125,466	126,374
Freddie Mac Gold Pool 5% 12/1/2052	8,393,836	8,219,725
Freddie Mac Gold Pool 5% 12/1/2052	2,403,258	2,353,408
Freddie Mac Gold Pool 5% 12/1/2052	2,143,246	2,098,789
Freddie Mac Gold Pool 5% 12/1/2052	1,995,804	1,954,406
Freddie Mac Gold Pool 5% 2/1/2035	73,438	73,895
Freddie Mac Gold Pool 5% 2/1/2040	64,479	64,891
Freddie Mac Gold Pool 5% 2/1/2041	44,844	45,117
Freddie Mac Gold Pool 5% 2/1/2041	14,360	14,446
Freddie Mac Gold Pool 5% 3/1/2041	29,695	29,884
Freddie Mac Gold Pool 5% 3/1/2041	29,198	29,373
Freddie Mac Gold Pool 5% 3/1/2041	4,327	4,333
Freddie Mac Gold Pool 5% 4/1/2034	25,883	26,062
Freddie Mac Gold Pool 5% 4/1/2035	183,605	184,859
Freddie Mac Gold Pool 5% 4/1/2035	64,753	65,217
Freddie Mac Gold Pool 5% 4/1/2035	47,452	47,789
Freddie Mac Gold Pool 5% 4/1/2036	464,140	467,476
Freddie Mac Gold Pool 5% 4/1/2038	31,659	31,869
Freddie Mac Gold Pool 5% 4/1/2040	404,624	407,225
Freddie Mac Gold Pool 5% 4/1/2041	10,751	10,814
Freddie Mac Gold Pool 5% 5/1/2034	31,343	31,557
Freddie Mac Gold Pool 5% 5/1/2034	21,879	22,025
Freddie Mac Gold Pool 5% 5/1/2034	15,712	15,819
Freddie Mac Gold Pool 5% 5/1/2034	2,558	2,575
Freddie Mac Gold Pool 5% 5/1/2035	179,313	180,589
Freddie Mac Gold Pool 5% 5/1/2035	6,379	6,422
Freddie Mac Gold Pool 5% 5/1/2040	57,409	57,785
Freddie Mac Gold Pool 5% 5/1/2041	26,023	26,177
Freddie Mac Gold Pool 5% 5/1/2052	321,240	315,881
Freddie Mac Gold Pool 5% 6/1/2035	33,569	33,803
Freddie Mac Gold Pool 5% 6/1/2035	14,922	15,029
Freddie Mac Gold Pool 5% 6/1/2038	12,671	12,755
Freddie Mac Gold Pool 5% 6/1/2038	9,430	9,492
Freddie Mac Gold Pool 5% 6/1/2040	259,289	260,969
Freddie Mac Gold Pool 5% 6/1/2040	206,770	208,106
Freddie Mac Gold Pool 5% 6/1/2041	4,494,968	4,523,631
Freddie Mac Gold Pool 5% 6/1/2041	32,275	32,419
Freddie Mac Gold Pool 5% 6/1/2052	4,040,059	3,971,408
Freddie Mac Gold Pool 5% 6/1/2052	999,710	983,034
Freddie Mac Gold Pool 5% 6/1/2053	5,885,090	5,805,316
Freddie Mac Gold Pool 5% 7/1/2033	2,280	2,277
Freddie Mac Gold Pool 5% 7/1/2034	424	427
Freddie Mac Gold Pool 5% 7/1/2035	1,170,644	1,178,840
Freddie Mac Gold Pool 5% 7/1/2035	162,999	164,169
Freddie Mac Gold Pool 5% 7/1/2035	7,931	7,989
Freddie Mac Gold Pool 5% 7/1/2035	5,899	5,941
Freddie Mac Gold Pool 5% 7/1/2035	2,478	2,494
Freddie Mac Gold Pool 5% 7/1/2035	2,160	2,176
Freddie Mac Gold Pool 5% 7/1/2035	1,793	1,806
Freddie Mac Gold Pool 5% 7/1/2035	883	889
Freddie Mac Gold Pool 5% 7/1/2040	48,445	48,764
Freddie Mac Gold Pool 5% 7/1/2040	3,043	3,062
Freddie Mac Gold Pool 5% 7/1/2041	26,887	27,045
Freddie Mac Gold Pool 5% 7/1/2041	21,742	21,886
Freddie Mac Gold Pool 5% 7/1/2041	20,397	20,519
Freddie Mac Gold Pool 5% 7/1/2041	20,024	20,114
Freddie Mac Gold Pool 5% 7/1/2041	13,876	13,959
Freddie Mac Gold Pool 5% 7/1/2041	13,427	13,513
Freddie Mac Gold Pool 5% 7/1/2041	7,773	7,828
Freddie Mac Gold Pool 5% 8/1/2033	21,254	21,398
Freddie Mac Gold Pool 5% 8/1/2033	6,415	6,457
Freddie Mac Gold Pool 5% 8/1/2034	283,970	285,925
Freddie Mac Gold Pool 5% 8/1/2035	23,279	23,439
Freddie Mac Gold Pool 5% 8/1/2035	2,991	3,013
Freddie Mac Gold Pool 5% 8/1/2036	22,998	23,165
Freddie Mac Gold Pool 5% 8/1/2036	6,475	6,522
Freddie Mac Gold Pool 5% 8/1/2040	223,613	225,083
Freddie Mac Gold Pool 5% 8/1/2040	11,559	11,635
Freddie Mac Gold Pool 5% 9/1/2033	68,243	68,699
Freddie Mac Gold Pool 5% 9/1/2035	149,174	150,255
Freddie Mac Gold Pool 5% 9/1/2035	6,683	6,730
Freddie Mac Gold Pool 5% 9/1/2035	719	724
Freddie Mac Gold Pool 5% 9/1/2052	1,276,236	1,243,183
Freddie Mac Gold Pool 5.5% 1/1/2055	18,614,111	18,677,723
Freddie Mac Gold Pool 5.5% 12/1/2054	32,568	32,292
Freddie Mac Gold Pool 5.5% 2/1/2054	1,302,959	1,294,789
Freddie Mac Gold Pool 5.5% 2/1/2055	38,221,682	37,862,586
Freddie Mac Gold Pool 5.5% 3/1/2053 (o)(p)	27,952,477	28,030,531
Freddie Mac Gold Pool 5.5% 5/1/2053	10,927,447	10,910,153
Freddie Mac Gold Pool 5.5% 5/1/2055	399,999	396,366
Freddie Mac Gold Pool 5.5% 9/1/2052	18,699,172	18,681,266
Freddie Mac Gold Pool 6% 1/1/2029	1,953	1,986
Freddie Mac Gold Pool 6% 1/1/2029	944	963
Freddie Mac Gold Pool 6% 1/1/2029	197	201
Freddie Mac Gold Pool 6% 1/1/2032	16,113	16,640
Freddie Mac Gold Pool 6% 1/1/2032	10,223	10,553
Freddie Mac Gold Pool 6% 10/1/2032	8,582	8,884
Freddie Mac Gold Pool 6% 10/1/2034	4,183	4,308
Freddie Mac Gold Pool 6% 11/1/2028	249	253
Freddie Mac Gold Pool 6% 11/1/2029	808	824
Freddie Mac Gold Pool 6% 11/1/2031	10,903	11,264
Freddie Mac Gold Pool 6% 11/1/2032	6,466	6,683
Freddie Mac Gold Pool 6% 11/1/2052	1,543,804	1,568,310
Freddie Mac Gold Pool 6% 11/1/2053	3,950,238	4,025,286
Freddie Mac Gold Pool 6% 12/1/2032	4,504	4,661
Freddie Mac Gold Pool 6% 12/1/2037	234,366	245,883
Freddie Mac Gold Pool 6% 12/1/2037	60,687	63,676
Freddie Mac Gold Pool 6% 12/1/2052	1,808,093	1,845,268
Freddie Mac Gold Pool 6% 2/1/2029	543	554
Freddie Mac Gold Pool 6% 2/1/2029	348	354
Freddie Mac Gold Pool 6% 2/1/2029	340	346
Freddie Mac Gold Pool 6% 2/1/2029	198	202
Freddie Mac Gold Pool 6% 2/1/2029	176	179
Freddie Mac Gold Pool 6% 2/1/2029	27	27
Freddie Mac Gold Pool 6% 2/1/2055	5,049,924	5,172,691
Freddie Mac Gold Pool 6% 3/1/2029	1,220	1,246
Freddie Mac Gold Pool 6% 3/1/2029	697	711
Freddie Mac Gold Pool 6% 3/1/2029	219	224
Freddie Mac Gold Pool 6% 3/1/2029	179	183
Freddie Mac Gold Pool 6% 3/1/2053	8,271,322	8,477,574
Freddie Mac Gold Pool 6% 4/1/2029	291	294
Freddie Mac Gold Pool 6% 4/1/2029	81	82
Freddie Mac Gold Pool 6% 4/1/2031	8,342	8,591
Freddie Mac Gold Pool 6% 4/1/2032	5,236	5,412
Freddie Mac Gold Pool 6% 4/1/2033	29,542	30,569
Freddie Mac Gold Pool 6% 4/1/2054	9,836,242	10,066,148
Freddie Mac Gold Pool 6% 5/1/2029	1,766	1,790
Freddie Mac Gold Pool 6% 5/1/2029	328	334
Freddie Mac Gold Pool 6% 5/1/2033	214,414	220,817
Freddie Mac Gold Pool 6% 5/1/2054	13,991,523	14,331,668
Freddie Mac Gold Pool 6% 6/1/2029	3,742	3,803
Freddie Mac Gold Pool 6% 6/1/2029	698	710
Freddie Mac Gold Pool 6% 6/1/2029	346	352
Freddie Mac Gold Pool 6% 6/1/2029	202	206
Freddie Mac Gold Pool 6% 6/1/2029	75	77
Freddie Mac Gold Pool 6% 6/1/2031	2,802	2,891
Freddie Mac Gold Pool 6% 6/1/2054	49,608	50,321
Freddie Mac Gold Pool 6% 7/1/2028	95	97
Freddie Mac Gold Pool 6% 7/1/2029	1,269	1,293
Freddie Mac Gold Pool 6% 7/1/2029	787	802
Freddie Mac Gold Pool 6% 7/1/2029	611	623
Freddie Mac Gold Pool 6% 7/1/2029	540	548
Freddie Mac Gold Pool 6% 7/1/2029	436	446
Freddie Mac Gold Pool 6% 7/1/2029	380	387
Freddie Mac Gold Pool 6% 7/1/2029	141	144
Freddie Mac Gold Pool 6% 7/1/2029	114	116
Freddie Mac Gold Pool 6% 7/1/2029	61	62
Freddie Mac Gold Pool 6% 7/1/2032	21,403	22,078
Freddie Mac Gold Pool 6% 7/1/2033	28,032	29,082
Freddie Mac Gold Pool 6% 7/1/2037	14,200	14,900
Freddie Mac Gold Pool 6% 7/1/2039	36,729,559	37,627,659
Freddie Mac Gold Pool 6% 8/1/2029	96	98
Freddie Mac Gold Pool 6% 8/1/2037	114,147	119,567
Freddie Mac Gold Pool 6% 8/1/2054	48,576	49,112
Freddie Mac Gold Pool 6% 9/1/2033	169,618	175,780
Freddie Mac Gold Pool 6% 9/1/2036	17,006	17,820
Freddie Mac Gold Pool 6% 9/1/2054	5,706,587	5,850,668
Freddie Mac Gold Pool 6% 9/1/2054	1,877,329	1,914,168
Freddie Mac Gold Pool 6.5% 1/1/2032	113,555	118,188
Freddie Mac Gold Pool 6.5% 1/1/2054	18,642,577	19,330,442
Freddie Mac Gold Pool 6.5% 1/1/2054	6,722,120	6,978,552
Freddie Mac Gold Pool 6.5% 10/1/2032	65,866	68,697
Freddie Mac Gold Pool 6.5% 10/1/2053	5,407,573	5,603,719
Freddie Mac Gold Pool 6.5% 10/1/2053	5,318,203	5,514,431
Freddie Mac Gold Pool 6.5% 12/1/2053	2,570,888	2,671,130
Freddie Mac Gold Pool 6.5% 2/1/2037	6,323	6,655
Freddie Mac Gold Pool 6.5% 3/1/2032	711	741
Freddie Mac Gold Pool 6.5% 3/1/2032	510	533
Freddie Mac Gold Pool 6.5% 3/1/2036	340,304	354,046
Freddie Mac Gold Pool 6.5% 3/1/2037	6,399	6,789
Freddie Mac Gold Pool 6.5% 4/1/2032	6,645	6,913
Freddie Mac Gold Pool 6.5% 4/1/2032	351	366
Freddie Mac Gold Pool 6.5% 5/1/2031	805	836
Freddie Mac Gold Pool 6.5% 5/1/2033	9,403	9,711
Freddie Mac Gold Pool 6.5% 6/1/2054	17,446,822	18,134,183
Freddie Mac Gold Pool 6.5% 6/1/2054	3,662,221	3,814,800
Freddie Mac Gold Pool 6.5% 7/1/2032	1,612	1,680
Freddie Mac Gold Pool 6.5% 8/1/2032	24,678	25,675
Freddie Mac Gold Pool 6.5% 8/1/2032	16,640	17,348
Freddie Mac Gold Pool 6.5% 8/1/2032	15,686	16,340
Freddie Mac Gold Pool 6.5% 9/1/2039	690,895	733,372
Freddie Mac Gold Pool 6.5% 9/1/2053	5,627,720	5,848,119
Freddie Mac Gold Pool 6.5% 9/1/2053	5,428,179	5,625,073
Freddie Mac Gold Pool 6.5% 9/1/2054	4,340,467	4,524,017
Freddie Mac Gold Pool 7% 1/1/2036	33,703	35,475
Freddie Mac Gold Pool 7% 11/1/2026	1,246	1,259
Freddie Mac Gold Pool 7% 11/1/2034	54,586	57,442
Freddie Mac Gold Pool 7% 11/1/2034	49,377	52,213
Freddie Mac Gold Pool 7% 12/1/2026	5,594	5,645
Freddie Mac Gold Pool 7% 2/1/2027	586	587
Freddie Mac Gold Pool 7% 3/1/2026	2,147	2,152
Freddie Mac Gold Pool 7% 4/1/2032	20,840	21,795
Freddie Mac Gold Pool 7% 4/1/2032	9,084	9,580
Freddie Mac Gold Pool 7% 7/1/2026	899	901
Freddie Mac Gold Pool 7% 7/1/2029	91,109	95,034
Freddie Mac Gold Pool 7% 8/1/2026	7,989	8,039
Freddie Mac Gold Pool 7% 8/1/2034	1,580	1,686
Freddie Mac Gold Pool 7% 9/1/2026	9,708	9,775
Freddie Mac Gold Pool 7% 9/1/2035	141,163	148,870
Freddie Mac Gold Pool 7.5% 1/1/2027	256	259
Freddie Mac Gold Pool 7.5% 11/1/2029	325	339
Freddie Mac Gold Pool 7.5% 11/1/2029	64	66
Freddie Mac Gold Pool 7.5% 11/1/2030	745	788
Freddie Mac Gold Pool 7.5% 11/1/2030	38	40
Freddie Mac Gold Pool 7.5% 11/1/2031	880	939
Freddie Mac Gold Pool 7.5% 2/1/2032	25,124	26,696
Freddie Mac Gold Pool 7.5% 5/1/2031	922	967
Freddie Mac Gold Pool 7.5% 6/1/2027	92	94
Freddie Mac Gold Pool 7.5% 7/1/2027	5	5
Freddie Mac Gold Pool 7.5% 7/1/2034	10,697	11,156
Freddie Mac Gold Pool 7.5% 8/1/2030	221	232
Freddie Mac Gold Pool 7.5% 9/1/2030	989	1,045
Freddie Mac Gold Pool 7.5% 9/1/2030	69	72
Freddie Mac Gold Pool 7.5% 9/1/2030	17	17
Freddie Mac Gold Pool 7.5% 9/1/2031	683	722
Freddie Mac Gold Pool 8% 11/1/2031	2,312	2,400
Freddie Mac Gold Pool 8% 2/1/2030	268	276
Freddie Mac Gold Pool 8% 4/1/2032	320	332
Freddie Mac Gold Pool 8% 7/1/2025	4	4
Freddie Mac Gold Pool 8% 7/1/2030	2,299	2,391
Freddie Mac Gold Pool 8% 8/1/2030	5,352	5,526
Freddie Mac Gold Pool 8% 8/1/2030	185	192
Freddie Mac Gold Pool 8% 8/1/2030	72	74
Freddie Mac Gold Pool 8% 9/1/2030	157	163
Freddie Mac Gold Pool 8.5% 1/1/2028	35	36
Freddie Mac Gold Pool 8.5% 11/1/2026	10	10
Freddie Mac Gold Pool 8.5% 12/1/2027	60	61
Freddie Mac Gold Pool 8.5% 2/1/2027	917	927
Freddie Mac Gold Pool 8.5% 5/1/2027	96	97
Freddie Mac Gold Pool 8.5% 5/1/2027	35	35
Freddie Mac Gold Pool 8.5% 8/1/2026	159	161
Freddie Mac Gold Pool 8.5% 8/1/2027	2,387	2,434
Freddie Mac Gold Pool 8.5% 8/1/2027	781	799
Freddie Mac Gold Pool 8.5% 8/1/2027	146	147
Freddie Mac Gold Pool 8.5% 8/1/2027	51	52
Freddie Mac Gold Pool 8.5% 9/1/2026	87	87
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	10,089,059	10,010,036
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,584,802	6,728,937
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,347,951	3,486,652
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,116,916	3,250,916
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	984,837	1,032,792
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	27,356	27,776
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	142,846	145,334
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	91,613	93,936
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	905,069	937,691
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (b)(c)	265,086	274,598
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	201,085	208,093
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	58,967	60,932
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	19,104	19,894
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	147,390	153,056
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.125% 5/1/2041 (b)(c)	274,464	285,692
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.308% 5/1/2041 (b)(c)	185,091	192,197
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.572% 6/1/2041 (b)(c)	263,610	273,721
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	75,946	78,820
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (b)(c)	106,369	110,270
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (b)(c)	4,548	4,654
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	47,959	49,982
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	1,419	1,449
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	42,466	43,830
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	2,199	2,275
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	75,417	78,565
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.681% 6/1/2033 (b)(c)	88,083	89,230
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(c)	1,620	1,652
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.038% 6/1/2033 (b)(c)	156,501	158,832
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	268,273	273,521
Freddie Mac Non Gold Pool 4% 9/1/2040	33,306	31,883
Freddie Mac Non Gold Pool 4.5% 9/1/2040	876	861
Freddie Mac Non Gold Pool 5% 8/1/2053	10,394,005	10,119,127
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,993,824	11,899,882
Freddie Mac Non Gold Pool 5.5% 5/1/2053	39,304,937	39,353,278
Freddie Mac Non Gold Pool 5.5% 6/1/2053	19,812,238	19,793,266
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,833,328	7,825,826
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,927,920	3,931,523
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6% 8/1/2037 (b)(c)	34,511	34,637
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.3% 4/1/2035 (b)(c)	39,409	40,080
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	58,672	59,678
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (b)(c)	67,386	68,892
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	49,422	50,793
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (b)(c)	2,644	2,757
Freddie Mac Non Gold Pool 6% 11/1/2054	8,531,242	8,711,983
Freddie Mac Non Gold Pool 6% 6/1/2053	6,603,571	6,731,091
Freddie Mac Non Gold Pool 6% 6/1/2053	6,555,856	6,692,698
Freddie Mac Non Gold Pool 6% 6/1/2053	5,605,867	5,715,872
Freddie Mac Non Gold Pool 6% 7/1/2053	6,892,967	7,036,846
Freddie Mac Non Gold Pool 6% 7/1/2053	6,104,200	6,223,985
Freddie Mac Non Gold Pool 6% 9/1/2053	7,785,947	7,938,733
Ginnie Mae I Pool 2.5% 1/20/2052	9,233,353	7,672,552
Ginnie Mae I Pool 2.5% 12/20/2051	14,248,515	11,839,954
Ginnie Mae I Pool 2.5% 12/20/2051	9,416,365	7,824,628
Ginnie Mae I Pool 2.5% 12/20/2051	7,450,488	6,191,062
Ginnie Mae I Pool 2.5% 8/20/2051	52,772,162	43,851,588
Ginnie Mae I Pool 2.5% 8/20/2051	13,812,599	11,477,726
Ginnie Mae I Pool 2.5% 8/20/2051	7,937,012	6,595,344
Ginnie Mae I Pool 2.5% 9/20/2051	23,275,519	19,341,039
Ginnie Mae I Pool 2.5% 9/20/2051	13,606,542	11,306,501
Ginnie Mae I Pool 3% 1/15/2045	54,984	48,842
Ginnie Mae I Pool 3% 1/15/2045	43,416	38,582
Ginnie Mae I Pool 3% 1/15/2045	38,917	34,681
Ginnie Mae I Pool 3% 1/15/2045	33,973	30,143
Ginnie Mae I Pool 3% 1/15/2045	15,356	13,619
Ginnie Mae I Pool 3% 12/15/2042	1,329,641	1,193,344
Ginnie Mae I Pool 3% 12/20/2042	3,970,952	3,601,736
Ginnie Mae I Pool 3% 2/15/2045	392,526	348,406
Ginnie Mae I Pool 3% 2/15/2045	160,409	142,548
Ginnie Mae I Pool 3% 2/15/2045	73,322	65,132
Ginnie Mae I Pool 3% 2/15/2045	56,183	49,967
Ginnie Mae I Pool 3% 2/15/2045	36,794	32,658
Ginnie Mae I Pool 3% 2/20/2050	3,353,924	2,921,360
Ginnie Mae I Pool 3% 3/15/2045	311,134	276,054
Ginnie Mae I Pool 3% 3/15/2045	195,437	173,198
Ginnie Mae I Pool 3% 3/15/2045	184,455	164,246
Ginnie Mae I Pool 3% 3/15/2045	151,143	134,155
Ginnie Mae I Pool 3% 3/15/2045	138,554	123,575
Ginnie Mae I Pool 3% 3/15/2045	92,844	82,441
Ginnie Mae I Pool 3% 3/15/2045	80,340	71,338
Ginnie Mae I Pool 3% 3/15/2045	64,273	57,278
Ginnie Mae I Pool 3% 3/15/2045	59,050	52,331
Ginnie Mae I Pool 3% 3/15/2045	53,773	47,843
Ginnie Mae I Pool 3% 3/15/2045	36,032	32,493
Ginnie Mae I Pool 3% 3/15/2045	30,047	26,597
Ginnie Mae I Pool 3% 3/15/2045	25,061	22,407
Ginnie Mae I Pool 3% 3/15/2045	15,138	13,426
Ginnie Mae I Pool 3% 3/20/2043	2,635,392	2,390,703
Ginnie Mae I Pool 3% 3/20/2043	1,089,383	989,049
Ginnie Mae I Pool 3% 4/15/2042	18,397	16,634
Ginnie Mae I Pool 3% 4/15/2043	152,488	136,339
Ginnie Mae I Pool 3% 4/15/2043	140,254	126,039
Ginnie Mae I Pool 3% 4/15/2043	15,928	14,332
Ginnie Mae I Pool 3% 4/15/2043	14,457	13,174
Ginnie Mae I Pool 3% 4/15/2045	32,187	28,569
Ginnie Mae I Pool 3% 4/15/2045	22,761	20,141
Ginnie Mae I Pool 3% 5/15/2042	15,050	13,602
Ginnie Mae I Pool 3% 5/15/2043	756,522	675,844
Ginnie Mae I Pool 3% 5/15/2043	715,121	643,197
Ginnie Mae I Pool 3% 5/15/2043	274,450	248,489
Ginnie Mae I Pool 3% 5/15/2043	248,775	222,615
Ginnie Mae I Pool 3% 5/15/2043	147,878	130,965
Ginnie Mae I Pool 3% 5/15/2043	116,587	104,591
Ginnie Mae I Pool 3% 5/15/2043	43,168	38,580
Ginnie Mae I Pool 3% 5/15/2043	39,199	35,077
Ginnie Mae I Pool 3% 5/15/2043	8,477	7,599
Ginnie Mae I Pool 3% 5/15/2045	101,024	89,704
Ginnie Mae I Pool 3% 5/15/2045	71,192	62,997
Ginnie Mae I Pool 3% 6/15/2042	286,981	258,455
Ginnie Mae I Pool 3% 6/15/2043	462,897	415,094
Ginnie Mae I Pool 3% 6/15/2043	147,988	132,206
Ginnie Mae I Pool 3% 6/15/2043	27,932	25,301
Ginnie Mae I Pool 3% 6/15/2043	26,693	24,050
Ginnie Mae I Pool 3% 6/15/2043	12,657	11,316
Ginnie Mae I Pool 3% 6/15/2045	102,921	90,823
Ginnie Mae I Pool 3% 6/15/2045	21,538	19,006
Ginnie Mae I Pool 3% 6/15/2045	13,259	11,700
Ginnie Mae I Pool 3% 6/20/2042	64,600	58,562
Ginnie Mae I Pool 3% 7/15/2042	13,788	12,445
Ginnie Mae I Pool 3% 7/15/2043	3,242	2,908
Ginnie Mae I Pool 3% 7/15/2045	194,754	171,861
Ginnie Mae I Pool 3% 7/15/2045	120,300	106,159
Ginnie Mae I Pool 3% 7/15/2045	113,182	99,878
Ginnie Mae I Pool 3% 7/15/2045	62,188	54,878
Ginnie Mae I Pool 3% 7/15/2045	57,084	50,374
Ginnie Mae I Pool 3% 7/15/2045	53,433	47,152
Ginnie Mae I Pool 3% 7/15/2045	51,875	45,778
Ginnie Mae I Pool 3% 7/15/2045	50,215	44,313
Ginnie Mae I Pool 3% 7/15/2045	43,496	38,384
Ginnie Mae I Pool 3% 7/15/2045	41,499	36,621
Ginnie Mae I Pool 3% 7/15/2045	15,552	13,724
Ginnie Mae I Pool 3% 8/15/2042	34,130	30,566
Ginnie Mae I Pool 3% 8/15/2043	33,641	30,167
Ginnie Mae I Pool 3% 9/15/2042	32,275	28,847
Ginnie Mae I Pool 3.5% 1/15/2041	44,240	41,265
Ginnie Mae I Pool 3.5% 1/15/2042	571,451	528,721
Ginnie Mae I Pool 3.5% 1/15/2042	449,741	416,836
Ginnie Mae I Pool 3.5% 1/15/2042	10,861	10,100
Ginnie Mae I Pool 3.5% 1/15/2042	5,748	5,339
Ginnie Mae I Pool 3.5% 1/15/2043	635,926	589,055
Ginnie Mae I Pool 3.5% 1/15/2043	19,315	17,918
Ginnie Mae I Pool 3.5% 11/15/2040	79,568	74,195
Ginnie Mae I Pool 3.5% 11/15/2042	1,468,160	1,360,741
Ginnie Mae I Pool 3.5% 12/15/2040	15,164	14,149
Ginnie Mae I Pool 3.5% 12/15/2041	563,900	523,104
Ginnie Mae I Pool 3.5% 12/15/2041	508,836	471,469
Ginnie Mae I Pool 3.5% 12/15/2041	317,041	295,264
Ginnie Mae I Pool 3.5% 12/15/2041	51,111	47,571
Ginnie Mae I Pool 3.5% 12/20/2049	280,728	250,370
Ginnie Mae I Pool 3.5% 12/20/2049	127,897	113,667
Ginnie Mae I Pool 3.5% 12/20/2049	99,514	89,001
Ginnie Mae I Pool 3.5% 12/20/2049	29,744	26,424
Ginnie Mae I Pool 3.5% 2/15/2042	531,705	494,272
Ginnie Mae I Pool 3.5% 2/15/2042	497,936	461,102
Ginnie Mae I Pool 3.5% 2/15/2042	393,109	363,924
Ginnie Mae I Pool 3.5% 2/15/2042	186,515	173,384
Ginnie Mae I Pool 3.5% 2/15/2042	23,369	21,711
Ginnie Mae I Pool 3.5% 2/15/2043	2,821,913	2,621,664
Ginnie Mae I Pool 3.5% 2/15/2043	115,905	107,456
Ginnie Mae I Pool 3.5% 2/15/2043	70,089	64,849
Ginnie Mae I Pool 3.5% 2/15/2044	420,557	386,766
Ginnie Mae I Pool 3.5% 2/20/2043	1,479,322	1,373,700
Ginnie Mae I Pool 3.5% 3/15/2042	2,021,856	1,878,947
Ginnie Mae I Pool 3.5% 3/15/2042	8,742	8,134
Ginnie Mae I Pool 3.5% 3/15/2042	3,402	3,153
Ginnie Mae I Pool 3.5% 3/15/2043	47,911	44,431
Ginnie Mae I Pool 3.5% 3/15/2043	20,274	18,769
Ginnie Mae I Pool 3.5% 3/20/2043	669,612	621,622
Ginnie Mae I Pool 3.5% 4/15/2043	2,439,205	2,267,483
Ginnie Mae I Pool 3.5% 4/15/2043	449,406	414,751
Ginnie Mae I Pool 3.5% 5/15/2042	154,923	144,016
Ginnie Mae I Pool 3.5% 5/15/2042	109,066	101,357
Ginnie Mae I Pool 3.5% 5/15/2043	105,298	97,286
Ginnie Mae I Pool 3.5% 5/15/2043	93,163	86,763
Ginnie Mae I Pool 3.5% 5/15/2043	76,184	70,549
Ginnie Mae I Pool 3.5% 5/15/2043	33,121	30,716
Ginnie Mae I Pool 3.5% 5/20/2046	256,117	230,662
Ginnie Mae I Pool 3.5% 5/20/2046	173,548	156,300
Ginnie Mae I Pool 3.5% 5/20/2046	136,716	123,128
Ginnie Mae I Pool 3.5% 5/20/2046	128,044	115,318
Ginnie Mae I Pool 3.5% 5/20/2046	125,421	112,956
Ginnie Mae I Pool 3.5% 5/20/2046	90,097	81,053
Ginnie Mae I Pool 3.5% 6/15/2042	20,848	19,312
Ginnie Mae I Pool 3.5% 6/15/2043	196,016	181,001
Ginnie Mae I Pool 3.5% 6/15/2043	161,007	148,428
Ginnie Mae I Pool 3.5% 6/15/2043	135,541	125,624
Ginnie Mae I Pool 3.5% 6/15/2043	84,169	78,686
Ginnie Mae I Pool 3.5% 6/15/2043	65,944	60,961
Ginnie Mae I Pool 3.5% 6/15/2043	16,064	14,829
Ginnie Mae I Pool 3.5% 6/15/2043	6,408	5,958
Ginnie Mae I Pool 3.5% 6/20/2046	646,537	582,279
Ginnie Mae I Pool 3.5% 6/20/2046	180,575	162,628
Ginnie Mae I Pool 3.5% 6/20/2046	169,977	153,084
Ginnie Mae I Pool 3.5% 6/20/2046	161,687	145,617
Ginnie Mae I Pool 3.5% 6/20/2046	152,311	137,173
Ginnie Mae I Pool 3.5% 6/20/2046	86,862	78,229
Ginnie Mae I Pool 3.5% 6/20/2046	58,700	52,884
Ginnie Mae I Pool 3.5% 7/15/2042	424,331	393,400
Ginnie Mae I Pool 3.5% 7/15/2042	145,712	135,130
Ginnie Mae I Pool 3.5% 7/15/2042	35,910	33,273
Ginnie Mae I Pool 3.5% 7/15/2043	74,951	69,268
Ginnie Mae I Pool 3.5% 7/15/2043	5,657	5,246
Ginnie Mae I Pool 3.5% 7/20/2043	604,157	557,971
Ginnie Mae I Pool 3.5% 7/20/2046	19,624,310	17,680,032
Ginnie Mae I Pool 3.5% 8/15/2042	36,038	33,372
Ginnie Mae I Pool 3.5% 8/15/2043	41,895	38,654
Ginnie Mae I Pool 3.5% 8/15/2043	2,223	2,050
Ginnie Mae I Pool 3.5% 9/15/2041	5,595	5,215
Ginnie Mae I Pool 3.5% 9/15/2042	106,017	98,062
Ginnie Mae I Pool 3.5% 9/15/2042	63,366	58,628
Ginnie Mae I Pool 3.5% 9/15/2042	47,764	44,652
Ginnie Mae I Pool 3.5% 9/15/2042	44,259	40,950
Ginnie Mae I Pool 3.5% 9/15/2042	6,520	6,039
Ginnie Mae I Pool 3.5% 9/15/2043	37,994	35,113
Ginnie Mae I Pool 4% 1/15/2040	105,045	101,190
Ginnie Mae I Pool 4% 1/15/2040	103,084	99,032
Ginnie Mae I Pool 4% 1/15/2041	556,886	534,141
Ginnie Mae I Pool 4% 1/15/2041	20,749	19,910
Ginnie Mae I Pool 4% 1/15/2041	10,523	10,090
Ginnie Mae I Pool 4% 1/15/2042	9,894	9,488
Ginnie Mae I Pool 4% 1/15/2043	32,831	31,356
Ginnie Mae I Pool 4% 1/15/2047	235,154	217,846
Ginnie Mae I Pool 4% 1/15/2047	204,119	189,095
Ginnie Mae I Pool 4% 1/15/2047	151,191	140,063
Ginnie Mae I Pool 4% 1/15/2047	72,000	66,701
Ginnie Mae I Pool 4% 10/15/2039	126,036	121,410
Ginnie Mae I Pool 4% 10/15/2040	592,976	569,202
Ginnie Mae I Pool 4% 10/15/2040	563,464	541,224
Ginnie Mae I Pool 4% 10/15/2040	554,025	531,813
Ginnie Mae I Pool 4% 10/15/2040	55,883	53,677
Ginnie Mae I Pool 4% 10/15/2040	11,522	11,064
Ginnie Mae I Pool 4% 10/15/2040	10,751	10,327
Ginnie Mae I Pool 4% 10/15/2041	1,177,682	1,127,121
Ginnie Mae I Pool 4% 10/15/2041	547,815	525,019
Ginnie Mae I Pool 4% 10/15/2041	299,713	287,414
Ginnie Mae I Pool 4% 10/15/2041	140,147	134,594
Ginnie Mae I Pool 4% 10/15/2041	103,481	99,234
Ginnie Mae I Pool 4% 10/15/2041	92,907	88,988
Ginnie Mae I Pool 4% 10/15/2041	70,878	67,970
Ginnie Mae I Pool 4% 10/15/2041	56,565	54,126
Ginnie Mae I Pool 4% 10/15/2041	50,800	48,763
Ginnie Mae I Pool 4% 10/15/2041	35,460	33,892
Ginnie Mae I Pool 4% 10/15/2041	34,560	33,109
Ginnie Mae I Pool 4% 10/15/2041	5,946	5,706
Ginnie Mae I Pool 4% 10/20/2042	135,704	129,723
Ginnie Mae I Pool 4% 11/15/2039	94,451	91,098
Ginnie Mae I Pool 4% 11/15/2040	147,006	141,002
Ginnie Mae I Pool 4% 11/15/2040	19,245	18,532
Ginnie Mae I Pool 4% 11/15/2041	271,758	260,398
Ginnie Mae I Pool 4% 11/15/2041	170,729	163,149
Ginnie Mae I Pool 4% 11/15/2041	20,570	19,687
Ginnie Mae I Pool 4% 11/15/2041	10,035	9,631
Ginnie Mae I Pool 4% 11/15/2041	1,306	1,254
Ginnie Mae I Pool 4% 11/15/2042	11,329	10,824
Ginnie Mae I Pool 4% 12/15/2039	301,582	289,773
Ginnie Mae I Pool 4% 12/15/2039	63,962	61,468
Ginnie Mae I Pool 4% 12/15/2040	35,558	34,052
Ginnie Mae I Pool 4% 12/15/2040	24,162	23,143
Ginnie Mae I Pool 4% 12/15/2040	5,052	4,867
Ginnie Mae I Pool 4% 12/15/2040	4,045	3,879
Ginnie Mae I Pool 4% 12/15/2040	2,334	2,240
Ginnie Mae I Pool 4% 12/15/2041	184,378	176,531
Ginnie Mae I Pool 4% 12/15/2041	123,788	118,708
Ginnie Mae I Pool 4% 12/15/2041	103,275	98,860
Ginnie Mae I Pool 4% 12/15/2041	84,275	80,641
Ginnie Mae I Pool 4% 12/15/2041	22,500	21,518
Ginnie Mae I Pool 4% 12/15/2041	21,496	20,657
Ginnie Mae I Pool 4% 12/15/2041	4,332	4,148
Ginnie Mae I Pool 4% 12/15/2042	8,410	8,046
Ginnie Mae I Pool 4% 12/15/2046	39,003	36,254
Ginnie Mae I Pool 4% 2/15/2040	448,224	430,392
Ginnie Mae I Pool 4% 2/15/2040	277,219	266,105
Ginnie Mae I Pool 4% 2/15/2040	261,135	251,161
Ginnie Mae I Pool 4% 2/15/2040	45,354	43,578
Ginnie Mae I Pool 4% 2/15/2041	77,781	74,456
Ginnie Mae I Pool 4% 2/15/2041	37,851	36,340
Ginnie Mae I Pool 4% 2/15/2041	5,174	4,955
Ginnie Mae I Pool 4% 2/15/2042	34,324	32,863
Ginnie Mae I Pool 4% 2/15/2042	24,739	23,686
Ginnie Mae I Pool 4% 2/15/2045	34,542	32,853
Ginnie Mae I Pool 4% 3/15/2040	2,273,992	2,183,881
Ginnie Mae I Pool 4% 3/15/2041	1,124,551	1,079,813
Ginnie Mae I Pool 4% 3/15/2041	19,331	18,693
Ginnie Mae I Pool 4% 3/15/2041	14,086	13,523
Ginnie Mae I Pool 4% 3/15/2042	143,003	136,837
Ginnie Mae I Pool 4% 3/15/2042	63,873	61,131
Ginnie Mae I Pool 4% 3/15/2042	20,441	19,530
Ginnie Mae I Pool 4% 3/15/2042	15,993	15,292
Ginnie Mae I Pool 4% 4/15/2040	207,071	198,694
Ginnie Mae I Pool 4% 4/15/2040	73,652	70,851
Ginnie Mae I Pool 4% 4/15/2041	2,650	2,543
Ginnie Mae I Pool 4% 4/15/2042	21,974	21,011
Ginnie Mae I Pool 4% 4/15/2043	33,611	32,082
Ginnie Mae I Pool 4% 4/15/2043	9,726	9,334
Ginnie Mae I Pool 4% 4/15/2046	2,233,135	2,122,142
Ginnie Mae I Pool 4% 4/20/2048	534,627	495,604
Ginnie Mae I Pool 4% 4/20/2048	490,381	454,588
Ginnie Mae I Pool 4% 5/15/2040	153,745	147,495
Ginnie Mae I Pool 4% 5/15/2041	22,196	21,472
Ginnie Mae I Pool 4% 5/15/2042	5,170	5,020
Ginnie Mae I Pool 4% 5/15/2043	42,555	40,538
Ginnie Mae I Pool 4% 5/15/2043	14,086	13,418
Ginnie Mae I Pool 4% 5/15/2045	32,116	30,494
Ginnie Mae I Pool 4% 5/20/2049	885,242	816,202
Ginnie Mae I Pool 4% 6/15/2041	29,467	28,241
Ginnie Mae I Pool 4% 6/15/2041	19,008	18,217
Ginnie Mae I Pool 4% 6/15/2041	12,790	12,234
Ginnie Mae I Pool 4% 6/15/2042	6,832	6,520
Ginnie Mae I Pool 4% 6/15/2042	4,531	4,327
Ginnie Mae I Pool 4% 6/15/2043	35,012	33,402
Ginnie Mae I Pool 4% 6/15/2043	16,604	15,892
Ginnie Mae I Pool 4% 6/15/2045	8,634	8,218
Ginnie Mae I Pool 4% 7/15/2039	116,397	111,914
Ginnie Mae I Pool 4% 7/15/2041	57,309	54,785
Ginnie Mae I Pool 4% 7/15/2041	53,258	51,032
Ginnie Mae I Pool 4% 7/15/2041	17,727	17,038
Ginnie Mae I Pool 4% 7/15/2041	3,037	2,904
Ginnie Mae I Pool 4% 7/15/2045	23,503	21,920
Ginnie Mae I Pool 4% 7/15/2046	171,724	159,621
Ginnie Mae I Pool 4% 7/15/2046	110,357	102,580
Ginnie Mae I Pool 4% 8/15/2039	51,549	49,531
Ginnie Mae I Pool 4% 8/15/2039	33,845	32,499
Ginnie Mae I Pool 4% 8/15/2039	6,076	5,850
Ginnie Mae I Pool 4% 8/15/2040	25,879	24,866
Ginnie Mae I Pool 4% 8/15/2041	79,529	76,220
Ginnie Mae I Pool 4% 8/15/2041	20,912	20,134
Ginnie Mae I Pool 4% 8/15/2041	16,653	15,993
Ginnie Mae I Pool 4% 8/15/2042	248,424	237,082
Ginnie Mae I Pool 4% 8/15/2042	31,025	29,751
Ginnie Mae I Pool 4% 8/15/2042	8,562	8,224
Ginnie Mae I Pool 4% 8/15/2043	13,732	13,070
Ginnie Mae I Pool 4% 8/15/2043	9,500	9,040
Ginnie Mae I Pool 4% 9/15/2039	76,935	74,204
Ginnie Mae I Pool 4% 9/15/2040	4,423	4,250
Ginnie Mae I Pool 4% 9/15/2041	125,090	119,837
Ginnie Mae I Pool 4% 9/15/2041	74,524	71,437
Ginnie Mae I Pool 4% 9/15/2041	72,181	69,275
Ginnie Mae I Pool 4% 9/15/2041	15,240	14,586
Ginnie Mae I Pool 4% 9/15/2041	8,920	8,524
Ginnie Mae I Pool 4% 9/15/2041	7,280	7,009
Ginnie Mae I Pool 4% 9/15/2041	3,944	3,779
Ginnie Mae I Pool 4.5% 1/15/2041	2,439	2,394
Ginnie Mae I Pool 4.5% 10/15/2039	55,580	54,519
Ginnie Mae I Pool 4.5% 10/15/2039	10,651	10,472
Ginnie Mae I Pool 4.5% 10/15/2039	3,314	3,260
Ginnie Mae I Pool 4.5% 10/15/2040	6,388	6,275
Ginnie Mae I Pool 4.5% 11/15/2039	337,978	331,529
Ginnie Mae I Pool 4.5% 11/15/2039	138,231	135,741
Ginnie Mae I Pool 4.5% 11/15/2039	100,968	99,222
Ginnie Mae I Pool 4.5% 11/15/2039	91,336	89,952
Ginnie Mae I Pool 4.5% 11/15/2039	51,203	50,325
Ginnie Mae I Pool 4.5% 11/15/2039	41,581	40,875
Ginnie Mae I Pool 4.5% 11/15/2039	11,832	11,638
Ginnie Mae I Pool 4.5% 11/15/2039	8,112	7,971
Ginnie Mae I Pool 4.5% 11/15/2039	7,921	7,788
Ginnie Mae I Pool 4.5% 11/15/2039	5,966	5,863
Ginnie Mae I Pool 4.5% 11/15/2039	4,822	4,742
Ginnie Mae I Pool 4.5% 11/15/2039	3,988	3,918
Ginnie Mae I Pool 4.5% 11/15/2039	1,591	1,564
Ginnie Mae I Pool 4.5% 12/15/2039	7,151	7,043
Ginnie Mae I Pool 4.5% 2/15/2040	286,358	281,472
Ginnie Mae I Pool 4.5% 2/15/2040	267,296	261,930
Ginnie Mae I Pool 4.5% 2/15/2040	196,543	193,175
Ginnie Mae I Pool 4.5% 2/15/2040	90,965	89,413
Ginnie Mae I Pool 4.5% 2/15/2040	56,570	55,675
Ginnie Mae I Pool 4.5% 2/15/2040	21,279	20,933
Ginnie Mae I Pool 4.5% 2/15/2040	16,240	15,965
Ginnie Mae I Pool 4.5% 2/15/2040	7,674	7,553
Ginnie Mae I Pool 4.5% 2/15/2040	6,776	6,661
Ginnie Mae I Pool 4.5% 2/15/2040	5,878	5,776
Ginnie Mae I Pool 4.5% 2/15/2040	1,923	1,891
Ginnie Mae I Pool 4.5% 2/15/2041	64,042	62,814
Ginnie Mae I Pool 4.5% 3/15/2040	743,910	731,331
Ginnie Mae I Pool 4.5% 3/15/2040	35,408	34,809
Ginnie Mae I Pool 4.5% 3/15/2040	12,711	12,487
Ginnie Mae I Pool 4.5% 3/15/2040	10,442	10,265
Ginnie Mae I Pool 4.5% 3/15/2040	3,408	3,350
Ginnie Mae I Pool 4.5% 3/15/2041	131,932	129,438
Ginnie Mae I Pool 4.5% 3/15/2041	37,035	36,392
Ginnie Mae I Pool 4.5% 3/15/2041	9,669	9,494
Ginnie Mae I Pool 4.5% 3/15/2041	2,899	2,847
Ginnie Mae I Pool 4.5% 4/15/2040	145,688	142,853
Ginnie Mae I Pool 4.5% 4/15/2040	111,550	109,443
Ginnie Mae I Pool 4.5% 4/15/2040	65,719	64,516
Ginnie Mae I Pool 4.5% 4/15/2040	25,911	25,384
Ginnie Mae I Pool 4.5% 4/15/2040	25,339	24,824
Ginnie Mae I Pool 4.5% 4/15/2040	20,862	20,517
Ginnie Mae I Pool 4.5% 5/15/2039	55,769	54,865
Ginnie Mae I Pool 4.5% 5/15/2040	380,635	374,141
Ginnie Mae I Pool 4.5% 5/15/2040	34,514	33,870
Ginnie Mae I Pool 4.5% 5/15/2041	332	329
Ginnie Mae I Pool 4.5% 6/15/2039	188,241	185,358
Ginnie Mae I Pool 4.5% 6/15/2039	167,912	165,137
Ginnie Mae I Pool 4.5% 6/15/2039	26,920	26,482
Ginnie Mae I Pool 4.5% 6/15/2039	2,320	2,282
Ginnie Mae I Pool 4.5% 6/15/2039	1,704	1,677
Ginnie Mae I Pool 4.5% 6/15/2040	1,332,575	1,306,645
Ginnie Mae I Pool 4.5% 6/15/2040	396,246	389,336
Ginnie Mae I Pool 4.5% 6/15/2040	220,483	216,738
Ginnie Mae I Pool 4.5% 6/15/2040	187,839	184,649
Ginnie Mae I Pool 4.5% 6/15/2040	154,838	152,161
Ginnie Mae I Pool 4.5% 6/15/2040	83,234	81,814
Ginnie Mae I Pool 4.5% 6/15/2040	36,064	35,443
Ginnie Mae I Pool 4.5% 6/15/2040	23,573	23,165
Ginnie Mae I Pool 4.5% 6/15/2040	17,654	17,346
Ginnie Mae I Pool 4.5% 6/15/2040	15,318	15,043
Ginnie Mae I Pool 4.5% 6/15/2040	9,270	9,114
Ginnie Mae I Pool 4.5% 6/15/2041	276,167	271,026
Ginnie Mae I Pool 4.5% 7/15/2039	164,194	161,546
Ginnie Mae I Pool 4.5% 7/15/2039	5,711	5,610
Ginnie Mae I Pool 4.5% 7/15/2040	608,282	597,811
Ginnie Mae I Pool 4.5% 7/15/2040	396,790	390,111
Ginnie Mae I Pool 4.5% 7/15/2040	289,904	284,958
Ginnie Mae I Pool 4.5% 7/15/2040	41,396	40,672
Ginnie Mae I Pool 4.5% 7/15/2040	36,125	35,506
Ginnie Mae I Pool 4.5% 7/15/2040	33,088	32,518
Ginnie Mae I Pool 4.5% 7/15/2040	28,353	27,867
Ginnie Mae I Pool 4.5% 7/15/2040	28,337	27,856
Ginnie Mae I Pool 4.5% 7/15/2040	24,274	23,842
Ginnie Mae I Pool 4.5% 7/15/2040	17,669	17,359
Ginnie Mae I Pool 4.5% 7/15/2040	9,721	9,553
Ginnie Mae I Pool 4.5% 7/15/2040	7,950	7,812
Ginnie Mae I Pool 4.5% 7/15/2040	1,472	1,445
Ginnie Mae I Pool 4.5% 7/15/2040	1,218	1,196
Ginnie Mae I Pool 4.5% 8/15/2039	1,599,891	1,573,707
Ginnie Mae I Pool 4.5% 8/15/2039	956,007	940,437
Ginnie Mae I Pool 4.5% 8/15/2039	807,581	794,492
Ginnie Mae I Pool 4.5% 8/15/2039	331,216	325,667
Ginnie Mae I Pool 4.5% 8/15/2039	153,065	150,596
Ginnie Mae I Pool 4.5% 8/15/2039	40,571	39,881
Ginnie Mae I Pool 4.5% 8/15/2039	26,394	25,956
Ginnie Mae I Pool 4.5% 8/15/2040	99,908	98,181
Ginnie Mae I Pool 4.5% 8/15/2040	41,388	40,415
Ginnie Mae I Pool 4.5% 8/15/2040	18,239	17,910
Ginnie Mae I Pool 4.5% 8/15/2040	16,213	15,910
Ginnie Mae I Pool 4.5% 8/15/2040	12,396	12,185
Ginnie Mae I Pool 4.5% 8/15/2040	4,715	4,633
Ginnie Mae I Pool 4.5% 8/15/2040	2,665	2,625
Ginnie Mae I Pool 4.5% 8/15/2040	2,608	2,560
Ginnie Mae I Pool 4.5% 8/15/2041	32,041	31,502
Ginnie Mae I Pool 4.5% 9/15/2039	292,285	287,411
Ginnie Mae I Pool 4.5% 9/15/2039	136,430	134,208
Ginnie Mae I Pool 4.5% 9/15/2039	4,058	3,993
Ginnie Mae I Pool 4.5% 9/15/2039	3,896	3,831
Ginnie Mae I Pool 4.5% 9/15/2040	43,836	43,095
Ginnie Mae I Pool 4.5% 9/15/2040	21,183	20,806
Ginnie Mae I Pool 5% 1/15/2034	10,822	10,872
Ginnie Mae I Pool 5% 1/15/2040	4,398	4,417
Ginnie Mae I Pool 5% 1/15/2040	3,374	3,390
Ginnie Mae I Pool 5% 10/15/2033	5,810	5,838
Ginnie Mae I Pool 5% 10/15/2034	9,319	9,362
Ginnie Mae I Pool 5% 10/15/2039	111,201	111,727
Ginnie Mae I Pool 5% 10/15/2039	83,342	83,730
Ginnie Mae I Pool 5% 10/15/2039	66,627	66,938
Ginnie Mae I Pool 5% 10/15/2039	37,478	37,656
Ginnie Mae I Pool 5% 10/15/2039	20,625	20,723
Ginnie Mae I Pool 5% 11/15/2033	3,501	3,517
Ginnie Mae I Pool 5% 11/15/2039	109,465	109,970
Ginnie Mae I Pool 5% 11/15/2039	82,908	83,306
Ginnie Mae I Pool 5% 11/15/2039	44,405	44,611
Ginnie Mae I Pool 5% 11/15/2039	37,454	37,628
Ginnie Mae I Pool 5% 11/15/2039	8,856	8,897
Ginnie Mae I Pool 5% 11/15/2039	7,707	7,743
Ginnie Mae I Pool 5% 11/15/2040	38,269	38,447
Ginnie Mae I Pool 5% 11/15/2040	10,299	10,342
Ginnie Mae I Pool 5% 12/15/2032	1,212	1,216
Ginnie Mae I Pool 5% 12/15/2037	28,579	28,715
Ginnie Mae I Pool 5% 12/15/2038	12,998	13,061
Ginnie Mae I Pool 5% 12/15/2039	100,696	101,162
Ginnie Mae I Pool 5% 12/15/2039	51,692	51,934
Ginnie Mae I Pool 5% 12/15/2039	43,678	43,877
Ginnie Mae I Pool 5% 2/15/2039	187,384	188,270
Ginnie Mae I Pool 5% 2/15/2039	1,406	1,413
Ginnie Mae I Pool 5% 2/15/2040	8,807	8,848
Ginnie Mae I Pool 5% 3/15/2039	20,366	20,464
Ginnie Mae I Pool 5% 3/15/2040	16,790	16,869
Ginnie Mae I Pool 5% 3/15/2041	85,012	85,384
Ginnie Mae I Pool 5% 3/15/2041	49,665	49,889
Ginnie Mae I Pool 5% 3/15/2041	7,027	7,060
Ginnie Mae I Pool 5% 4/15/2033	10,116	10,162
Ginnie Mae I Pool 5% 4/15/2038	433	432
Ginnie Mae I Pool 5% 4/15/2039	45,751	45,968
Ginnie Mae I Pool 5% 4/15/2039	17,760	17,845
Ginnie Mae I Pool 5% 4/15/2040	767,966	771,542
Ginnie Mae I Pool 5% 4/15/2040	730,919	734,306
Ginnie Mae I Pool 5% 4/15/2040	43,217	43,414
Ginnie Mae I Pool 5% 4/15/2040	14,061	14,125
Ginnie Mae I Pool 5% 4/15/2040	9,155	9,197
Ginnie Mae I Pool 5% 4/15/2040	4,783	4,804
Ginnie Mae I Pool 5% 4/15/2040	1,169	1,174
Ginnie Mae I Pool 5% 4/15/2041	154,265	154,935
Ginnie Mae I Pool 5% 4/15/2041	34,204	34,355
Ginnie Mae I Pool 5% 4/15/2041	13,753	13,813
Ginnie Mae I Pool 5% 4/15/2041	5,489	5,515
Ginnie Mae I Pool 5% 4/20/2048	846,536	843,045
Ginnie Mae I Pool 5% 5/15/2039	145,192	145,879
Ginnie Mae I Pool 5% 5/15/2039	126,104	126,701
Ginnie Mae I Pool 5% 5/15/2039	17,372	17,455
Ginnie Mae I Pool 5% 5/15/2040	43,652	43,853
Ginnie Mae I Pool 5% 5/15/2040	26,396	26,522
Ginnie Mae I Pool 5% 5/15/2040	9,269	9,309
Ginnie Mae I Pool 5% 6/15/2033	809	813
Ginnie Mae I Pool 5% 6/15/2039	15,584	15,658
Ginnie Mae I Pool 5% 6/15/2039	2,787	2,800
Ginnie Mae I Pool 5% 6/15/2040	2,340,846	2,351,696
Ginnie Mae I Pool 5% 6/15/2040	67,738	68,050
Ginnie Mae I Pool 5% 6/15/2040	44,916	45,109
Ginnie Mae I Pool 5% 6/15/2040	38,204	38,374
Ginnie Mae I Pool 5% 6/15/2040	7,803	7,836
Ginnie Mae I Pool 5% 6/15/2040	4,813	4,835
Ginnie Mae I Pool 5% 6/15/2041	103,893	104,362
Ginnie Mae I Pool 5% 6/15/2041	14,472	14,536
Ginnie Mae I Pool 5% 6/15/2041	14,087	14,153
Ginnie Mae I Pool 5% 6/15/2041	3,022	3,036
Ginnie Mae I Pool 5% 7/15/2039	214,816	215,838
Ginnie Mae I Pool 5% 7/15/2039	111,347	111,874
Ginnie Mae I Pool 5% 7/15/2039	4,336	4,357
Ginnie Mae I Pool 5% 7/15/2040	123,005	123,575
Ginnie Mae I Pool 5% 7/15/2040	95,778	96,218
Ginnie Mae I Pool 5% 7/15/2040	54,940	55,191
Ginnie Mae I Pool 5% 7/15/2040	48,939	49,161
Ginnie Mae I Pool 5% 7/15/2040	39,153	39,332
Ginnie Mae I Pool 5% 7/15/2040	37,187	37,361
Ginnie Mae I Pool 5% 7/15/2040	7,624	7,659
Ginnie Mae I Pool 5% 7/15/2040	7,423	7,456
Ginnie Mae I Pool 5% 8/15/2039	96,554	97,009
Ginnie Mae I Pool 5% 8/15/2039	78,788	79,159
Ginnie Mae I Pool 5% 8/15/2039	34,502	34,664
Ginnie Mae I Pool 5% 8/15/2039	24,192	24,304
Ginnie Mae I Pool 5% 8/15/2039	15,525	15,599
Ginnie Mae I Pool 5% 8/15/2039	14,770	14,839
Ginnie Mae I Pool 5% 8/15/2039	8,308	8,347
Ginnie Mae I Pool 5% 8/15/2039	2,960	2,974
Ginnie Mae I Pool 5% 8/15/2039	2,152	2,162
Ginnie Mae I Pool 5% 8/15/2040	182,277	183,109
Ginnie Mae I Pool 5% 8/15/2040	158,161	158,889
Ginnie Mae I Pool 5% 8/15/2040	152,106	152,799
Ginnie Mae I Pool 5% 8/15/2040	41,158	41,343
Ginnie Mae I Pool 5% 8/15/2040	3,085	3,099
Ginnie Mae I Pool 5% 8/15/2041	3,341	3,357
Ginnie Mae I Pool 5% 9/15/2033	264	264
Ginnie Mae I Pool 5% 9/15/2037	5,858	5,886
Ginnie Mae I Pool 5% 9/15/2039	635,919	638,932
Ginnie Mae I Pool 5% 9/15/2039	118,456	119,013
Ginnie Mae I Pool 5% 9/15/2039	87,774	88,185
Ginnie Mae I Pool 5% 9/15/2039	46,326	46,542
Ginnie Mae I Pool 5% 9/15/2039	39,389	39,575
Ginnie Mae I Pool 5% 9/15/2039	35,771	35,935
Ginnie Mae I Pool 5% 9/15/2039	32,368	32,521
Ginnie Mae I Pool 5% 9/15/2039	24,720	24,835
Ginnie Mae I Pool 5% 9/15/2039	21,844	21,947
Ginnie Mae I Pool 5% 9/15/2039	10,780	10,830
Ginnie Mae I Pool 5% 9/15/2039	8,257	8,296
Ginnie Mae I Pool 5% 9/15/2039	5,329	5,354
Ginnie Mae I Pool 5% 9/15/2039	5,012	5,036
Ginnie Mae I Pool 5% 9/15/2040	96,922	97,370
Ginnie Mae I Pool 5% 9/15/2040	65,057	65,353
Ginnie Mae I Pool 5% 9/15/2040	27,012	27,126
Ginnie Mae I Pool 5% 9/15/2040	18,074	18,157
Ginnie Mae I Pool 5% 9/15/2041	1,658,389	1,666,165
Ginnie Mae I Pool 5.5% 1/15/2034	1,225	1,245
Ginnie Mae I Pool 5.5% 1/15/2039	7,372	7,517
Ginnie Mae I Pool 5.5% 10/15/2035	78,905	80,293
Ginnie Mae I Pool 5.5% 11/15/2033	528	536
Ginnie Mae I Pool 5.5% 12/15/2038	2,229	2,271
Ginnie Mae I Pool 5.5% 12/15/2038	350	356
Ginnie Mae I Pool 5.5% 3/15/2034	4,638	4,712
Ginnie Mae I Pool 5.5% 3/15/2034	1,174	1,190
Ginnie Mae I Pool 5.5% 3/15/2039	6,520	6,647
Ginnie Mae I Pool 5.5% 4/15/2034	6,044	6,138
Ginnie Mae I Pool 5.5% 4/15/2034	996	1,012
Ginnie Mae I Pool 5.5% 5/15/2034	19,664	19,995
Ginnie Mae I Pool 5.5% 5/15/2034	5,814	5,908
Ginnie Mae I Pool 5.5% 5/15/2034	1,854	1,884
Ginnie Mae I Pool 5.5% 5/15/2034	1,595	1,622
Ginnie Mae I Pool 5.5% 5/15/2034	1,053	1,071
Ginnie Mae I Pool 5.5% 5/15/2034	1,043	1,059
Ginnie Mae I Pool 5.5% 5/15/2039	58,303	59,451
Ginnie Mae I Pool 5.5% 6/15/2033	681	690
Ginnie Mae I Pool 5.5% 6/15/2039	4,840	4,933
Ginnie Mae I Pool 5.5% 6/15/2039	1,732	1,757
Ginnie Mae I Pool 5.5% 7/15/2033	4,233	4,302
Ginnie Mae I Pool 5.5% 7/15/2037	407	414
Ginnie Mae I Pool 5.5% 7/15/2038	1,160	1,182
Ginnie Mae I Pool 5.5% 7/15/2038	1,158	1,176
Ginnie Mae I Pool 5.5% 7/15/2039	48,495	49,471
Ginnie Mae I Pool 5.5% 8/15/2033	14,900	15,141
Ginnie Mae I Pool 5.5% 9/15/2039	388,613	396,438
Ginnie Mae I Pool 5.5% 9/15/2039	343,148	350,045
Ginnie Mae I Pool 6% 10/15/2030	23,901	24,361
Ginnie Mae I Pool 6% 10/15/2039	14,266	14,802
Ginnie Mae I Pool 6% 11/15/2037	3,151	3,259
Ginnie Mae I Pool 6% 11/15/2039	40,851	42,408
Ginnie Mae I Pool 6% 11/15/2039	21,799	22,626
Ginnie Mae I Pool 6% 11/15/2039	15,517	16,094
Ginnie Mae I Pool 6% 11/15/2039	8,579	8,886
Ginnie Mae I Pool 6% 11/15/2039	7,349	7,578
Ginnie Mae I Pool 6% 11/15/2039	6,053	6,271
Ginnie Mae I Pool 6% 11/15/2039	3,337	3,460
Ginnie Mae I Pool 6% 12/15/2034	3,755	3,865
Ginnie Mae I Pool 6% 5/15/2040	1,336,793	1,384,299
Ginnie Mae I Pool 6% 6/15/2036	158,249	163,176
Ginnie Mae I Pool 6.5% 10/15/2034	51,778	53,572
Ginnie Mae I Pool 6.5% 10/15/2034	9,411	9,708
Ginnie Mae I Pool 6.5% 10/15/2034	6,559	6,775
Ginnie Mae I Pool 6.5% 10/15/2034	3,402	3,524
Ginnie Mae I Pool 6.5% 10/15/2034	497	513
Ginnie Mae I Pool 6.5% 10/15/2035	33,542	34,817
Ginnie Mae I Pool 6.5% 10/15/2036	14,059	14,580
Ginnie Mae I Pool 6.5% 11/15/2034	13,201	13,534
Ginnie Mae I Pool 6.5% 2/15/2035	1,534	1,588
Ginnie Mae I Pool 6.5% 3/15/2035	1,398	1,436
Ginnie Mae I Pool 6.5% 6/15/2037	12,129	12,605
Ginnie Mae I Pool 6.5% 7/15/2035	3,683	3,814
Ginnie Mae I Pool 6.5% 8/15/2034	58,798	60,751
Ginnie Mae I Pool 6.5% 8/15/2034	1,293	1,327
Ginnie Mae I Pool 6.5% 8/15/2036	9,554	9,955
Ginnie Mae I Pool 6.5% 9/15/2034	22,594	23,349
Ginnie Mae I Pool 6.5% 9/15/2034	178	184
Ginnie Mae I Pool 6.5% 9/15/2035	958	978
Ginnie Mae I Pool 7% 1/15/2026	23	23
Ginnie Mae I Pool 7% 1/15/2027	93	94
Ginnie Mae I Pool 7% 1/15/2028	1,713	1,720
Ginnie Mae I Pool 7% 1/15/2028	938	944
Ginnie Mae I Pool 7% 1/15/2028	662	670
Ginnie Mae I Pool 7% 1/15/2028	645	653
Ginnie Mae I Pool 7% 1/15/2028	607	613
Ginnie Mae I Pool 7% 1/15/2028	599	603
Ginnie Mae I Pool 7% 1/15/2028	554	559
Ginnie Mae I Pool 7% 1/15/2028	458	462
Ginnie Mae I Pool 7% 1/15/2028	286	287
Ginnie Mae I Pool 7% 1/15/2028	194	196
Ginnie Mae I Pool 7% 1/15/2028	126	128
Ginnie Mae I Pool 7% 1/15/2028	127	128
Ginnie Mae I Pool 7% 1/15/2028	45	45
Ginnie Mae I Pool 7% 1/15/2029	1,595	1,624
Ginnie Mae I Pool 7% 1/15/2029	1,220	1,241
Ginnie Mae I Pool 7% 1/15/2029	887	899
Ginnie Mae I Pool 7% 1/15/2029	625	636
Ginnie Mae I Pool 7% 1/15/2029	457	464
Ginnie Mae I Pool 7% 1/15/2029	100	102
Ginnie Mae I Pool 7% 1/15/2029	74	76
Ginnie Mae I Pool 7% 1/15/2030	5,433	5,540
Ginnie Mae I Pool 7% 1/15/2030	521	530
Ginnie Mae I Pool 7% 1/15/2031	7,341	7,506
Ginnie Mae I Pool 7% 1/15/2031	3,123	3,211
Ginnie Mae I Pool 7% 1/15/2031	1,686	1,727
Ginnie Mae I Pool 7% 1/15/2032	10,590	10,896
Ginnie Mae I Pool 7% 1/15/2032	516	526
Ginnie Mae I Pool 7% 10/15/2025	36	36
Ginnie Mae I Pool 7% 10/15/2026	478	478
Ginnie Mae I Pool 7% 10/15/2028	4,976	5,050
Ginnie Mae I Pool 7% 10/15/2028	3,485	3,534
Ginnie Mae I Pool 7% 10/15/2028	1,773	1,785
Ginnie Mae I Pool 7% 10/15/2028	908	920
Ginnie Mae I Pool 7% 10/15/2028	736	739
Ginnie Mae I Pool 7% 10/15/2028	177	178
Ginnie Mae I Pool 7% 10/15/2028	84	85
Ginnie Mae I Pool 7% 10/15/2028	76	77
Ginnie Mae I Pool 7% 10/15/2029	1,154	1,179
Ginnie Mae I Pool 7% 10/15/2029	168	172
Ginnie Mae I Pool 7% 10/15/2030	1,457	1,487
Ginnie Mae I Pool 7% 10/15/2030	838	860
Ginnie Mae I Pool 7% 10/15/2031	9,012	9,290
Ginnie Mae I Pool 7% 10/15/2031	2,235	2,293
Ginnie Mae I Pool 7% 10/15/2031	2,050	2,081
Ginnie Mae I Pool 7% 10/15/2031	1,785	1,838
Ginnie Mae I Pool 7% 10/15/2031	1,227	1,264
Ginnie Mae I Pool 7% 10/15/2031	333	343
Ginnie Mae I Pool 7% 10/15/2031	321	330
Ginnie Mae I Pool 7% 10/15/2031	44	46
Ginnie Mae I Pool 7% 10/15/2032	2,996	3,078
Ginnie Mae I Pool 7% 11/15/2027	123	124
Ginnie Mae I Pool 7% 11/15/2028	2,583	2,616
Ginnie Mae I Pool 7% 11/15/2028	1,166	1,186
Ginnie Mae I Pool 7% 11/15/2028	709	721
Ginnie Mae I Pool 7% 11/15/2028	596	605
Ginnie Mae I Pool 7% 11/15/2028	474	480
Ginnie Mae I Pool 7% 11/15/2029	4,613	4,716
Ginnie Mae I Pool 7% 11/15/2031	5,390	5,504
Ginnie Mae I Pool 7% 11/15/2031	5,135	5,287
Ginnie Mae I Pool 7% 11/15/2031	1,402	1,442
Ginnie Mae I Pool 7% 11/15/2031	798	822
Ginnie Mae I Pool 7% 11/15/2031	65	67
Ginnie Mae I Pool 7% 11/15/2032	2,129	2,186
Ginnie Mae I Pool 7% 12/15/2025	52	52
Ginnie Mae I Pool 7% 12/15/2026	24	24
Ginnie Mae I Pool 7% 12/15/2027	1,469	1,486
Ginnie Mae I Pool 7% 12/15/2027	1,061	1,074
Ginnie Mae I Pool 7% 12/15/2027	410	414
Ginnie Mae I Pool 7% 12/15/2027	242	245
Ginnie Mae I Pool 7% 12/15/2027	164	166
Ginnie Mae I Pool 7% 12/15/2027	121	123
Ginnie Mae I Pool 7% 12/15/2027	38	39
Ginnie Mae I Pool 7% 12/15/2028	5,278	5,367
Ginnie Mae I Pool 7% 12/15/2028	1,910	1,942
Ginnie Mae I Pool 7% 12/15/2028	1,613	1,640
Ginnie Mae I Pool 7% 12/15/2028	827	841
Ginnie Mae I Pool 7% 12/15/2028	803	812
Ginnie Mae I Pool 7% 12/15/2028	308	312
Ginnie Mae I Pool 7% 12/15/2028	301	304
Ginnie Mae I Pool 7% 12/15/2028	134	136
Ginnie Mae I Pool 7% 12/15/2028	35	35
Ginnie Mae I Pool 7% 12/15/2030	2,215	2,275
Ginnie Mae I Pool 7% 12/15/2031	8,015	8,249
Ginnie Mae I Pool 7% 12/15/2031	4,074	4,199
Ginnie Mae I Pool 7% 12/15/2031	366	377
Ginnie Mae I Pool 7% 2/15/2026	9	9
Ginnie Mae I Pool 7% 2/15/2028	4,971	5,034
Ginnie Mae I Pool 7% 2/15/2028	2,196	2,220
Ginnie Mae I Pool 7% 2/15/2028	933	939
Ginnie Mae I Pool 7% 2/15/2028	883	889
Ginnie Mae I Pool 7% 2/15/2028	775	784
Ginnie Mae I Pool 7% 2/15/2028	629	638
Ginnie Mae I Pool 7% 2/15/2028	563	570
Ginnie Mae I Pool 7% 2/15/2028	409	411
Ginnie Mae I Pool 7% 2/15/2028	288	291
Ginnie Mae I Pool 7% 2/15/2028	174	176
Ginnie Mae I Pool 7% 2/15/2028	93	94
Ginnie Mae I Pool 7% 2/15/2028	87	88
Ginnie Mae I Pool 7% 2/15/2028	73	74
Ginnie Mae I Pool 7% 2/15/2028	55	56
Ginnie Mae I Pool 7% 2/15/2028	37	37
Ginnie Mae I Pool 7% 2/15/2028	31	31
Ginnie Mae I Pool 7% 2/15/2029	341	348
Ginnie Mae I Pool 7% 2/15/2029	316	318
Ginnie Mae I Pool 7% 2/15/2029	137	140
Ginnie Mae I Pool 7% 2/15/2030	1,250	1,280
Ginnie Mae I Pool 7% 2/15/2032	13,328	13,751
Ginnie Mae I Pool 7% 2/15/2032	10,855	11,027
Ginnie Mae I Pool 7% 2/15/2032	3,686	3,798
Ginnie Mae I Pool 7% 2/15/2032	1,255	1,292
Ginnie Mae I Pool 7% 2/15/2032	1,171	1,188
Ginnie Mae I Pool 7% 2/15/2032	830	854
Ginnie Mae I Pool 7% 2/15/2032	291	300
Ginnie Mae I Pool 7% 3/15/2028	3,310	3,355
Ginnie Mae I Pool 7% 3/15/2028	1,923	1,945
Ginnie Mae I Pool 7% 3/15/2028	1,005	1,017
Ginnie Mae I Pool 7% 3/15/2028	986	991
Ginnie Mae I Pool 7% 3/15/2028	960	971
Ginnie Mae I Pool 7% 3/15/2028	918	927
Ginnie Mae I Pool 7% 3/15/2028	540	545
Ginnie Mae I Pool 7% 3/15/2028	334	338
Ginnie Mae I Pool 7% 3/15/2028	233	235
Ginnie Mae I Pool 7% 3/15/2028	187	189
Ginnie Mae I Pool 7% 3/15/2028	185	188
Ginnie Mae I Pool 7% 3/15/2028	29	29
Ginnie Mae I Pool 7% 3/15/2029	2,400	2,441
Ginnie Mae I Pool 7% 3/15/2029	985	1,003
Ginnie Mae I Pool 7% 3/15/2029	667	677
Ginnie Mae I Pool 7% 3/15/2029	337	341
Ginnie Mae I Pool 7% 3/15/2029	231	232
Ginnie Mae I Pool 7% 3/15/2029	173	175
Ginnie Mae I Pool 7% 3/15/2031	860	883
Ginnie Mae I Pool 7% 3/15/2031	847	869
Ginnie Mae I Pool 7% 3/15/2031	613	630
Ginnie Mae I Pool 7% 3/15/2031	305	309
Ginnie Mae I Pool 7% 3/15/2031	64	66
Ginnie Mae I Pool 7% 3/15/2032	5,265	5,432
Ginnie Mae I Pool 7% 3/15/2032	2,417	2,494
Ginnie Mae I Pool 7% 3/15/2032	2,284	2,356
Ginnie Mae I Pool 7% 3/15/2032	1,295	1,328
Ginnie Mae I Pool 7% 3/15/2032	624	640
Ginnie Mae I Pool 7% 3/15/2032	431	444
Ginnie Mae I Pool 7% 3/15/2032	310	319
Ginnie Mae I Pool 7% 3/15/2032	71	74
Ginnie Mae I Pool 7% 4/15/2028	3,284	3,326
Ginnie Mae I Pool 7% 4/15/2028	1,678	1,700
Ginnie Mae I Pool 7% 4/15/2028	1,077	1,091
Ginnie Mae I Pool 7% 4/15/2028	816	826
Ginnie Mae I Pool 7% 4/15/2028	634	643
Ginnie Mae I Pool 7% 4/15/2028	494	500
Ginnie Mae I Pool 7% 4/15/2028	467	471
Ginnie Mae I Pool 7% 4/15/2028	350	354
Ginnie Mae I Pool 7% 4/15/2028	186	188
Ginnie Mae I Pool 7% 4/15/2028	183	185
Ginnie Mae I Pool 7% 4/15/2028	95	96
Ginnie Mae I Pool 7% 4/15/2028	79	80
Ginnie Mae I Pool 7% 4/15/2028	76	76
Ginnie Mae I Pool 7% 4/15/2028	70	70
Ginnie Mae I Pool 7% 4/15/2028	50	50
Ginnie Mae I Pool 7% 4/15/2028	33	33
Ginnie Mae I Pool 7% 4/15/2028	24	24
Ginnie Mae I Pool 7% 4/15/2029	1,714	1,742
Ginnie Mae I Pool 7% 4/15/2029	219	222
Ginnie Mae I Pool 7% 4/15/2029	153	156
Ginnie Mae I Pool 7% 4/15/2030	1,105	1,132
Ginnie Mae I Pool 7% 4/15/2031	6,003	6,166
Ginnie Mae I Pool 7% 4/15/2031	2,552	2,624
Ginnie Mae I Pool 7% 4/15/2031	1,475	1,517
Ginnie Mae I Pool 7% 4/15/2031	620	637
Ginnie Mae I Pool 7% 4/15/2031	331	341
Ginnie Mae I Pool 7% 4/15/2032	7,576	7,821
Ginnie Mae I Pool 7% 4/15/2032	4,303	4,433
Ginnie Mae I Pool 7% 4/15/2032	2,946	3,038
Ginnie Mae I Pool 7% 4/15/2032	2,779	2,853
Ginnie Mae I Pool 7% 4/15/2032	1,316	1,358
Ginnie Mae I Pool 7% 4/15/2032	1,197	1,230
Ginnie Mae I Pool 7% 4/15/2032	1,065	1,097
Ginnie Mae I Pool 7% 4/15/2032	1,053	1,083
Ginnie Mae I Pool 7% 4/15/2032	958	984
Ginnie Mae I Pool 7% 4/15/2032	728	747
Ginnie Mae I Pool 7% 4/15/2032	708	728
Ginnie Mae I Pool 7% 4/15/2032	682	703
Ginnie Mae I Pool 7% 4/15/2032	386	390
Ginnie Mae I Pool 7% 4/20/2032	120,112	124,482
Ginnie Mae I Pool 7% 5/15/2027	48	48
Ginnie Mae I Pool 7% 5/15/2028	1,529	1,547
Ginnie Mae I Pool 7% 5/15/2028	1,420	1,431
Ginnie Mae I Pool 7% 5/15/2028	929	942
Ginnie Mae I Pool 7% 5/15/2028	829	837
Ginnie Mae I Pool 7% 5/15/2028	187	190
Ginnie Mae I Pool 7% 5/15/2028	185	187
Ginnie Mae I Pool 7% 5/15/2028	184	186
Ginnie Mae I Pool 7% 5/15/2028	137	139
Ginnie Mae I Pool 7% 5/15/2028	135	137
Ginnie Mae I Pool 7% 5/15/2028	71	72
Ginnie Mae I Pool 7% 5/15/2028	69	70
Ginnie Mae I Pool 7% 5/15/2029	1,056	1,078
Ginnie Mae I Pool 7% 5/15/2029	391	398
Ginnie Mae I Pool 7% 5/15/2030	862	877
Ginnie Mae I Pool 7% 5/15/2031	3,133	3,214
Ginnie Mae I Pool 7% 5/15/2031	1,316	1,353
Ginnie Mae I Pool 7% 5/15/2031	819	831
Ginnie Mae I Pool 7% 5/15/2031	385	391
Ginnie Mae I Pool 7% 5/15/2032	11,915	12,301
Ginnie Mae I Pool 7% 5/15/2032	4,108	4,221
Ginnie Mae I Pool 7% 5/15/2032	4,004	4,136
Ginnie Mae I Pool 7% 5/15/2032	3,802	3,907
Ginnie Mae I Pool 7% 5/15/2032	1,714	1,740
Ginnie Mae I Pool 7% 5/15/2032	1,551	1,594
Ginnie Mae I Pool 7% 5/15/2032	1,398	1,440
Ginnie Mae I Pool 7% 5/15/2032	1,189	1,216
Ginnie Mae I Pool 7% 5/15/2032	1,053	1,087
Ginnie Mae I Pool 7% 5/15/2032	933	963
Ginnie Mae I Pool 7% 5/15/2032	917	947
Ginnie Mae I Pool 7% 5/15/2032	910	937
Ginnie Mae I Pool 7% 5/15/2032	828	850
Ginnie Mae I Pool 7% 5/15/2032	313	323
Ginnie Mae I Pool 7% 5/15/2032	276	285
Ginnie Mae I Pool 7% 5/15/2032	119	123
Ginnie Mae I Pool 7% 5/15/2032	89	92
Ginnie Mae I Pool 7% 5/15/2032	69	71
Ginnie Mae I Pool 7% 5/15/2032	29	30
Ginnie Mae I Pool 7% 6/15/2028	3,358	3,401
Ginnie Mae I Pool 7% 6/15/2028	2,585	2,620
Ginnie Mae I Pool 7% 6/15/2028	1,802	1,825
Ginnie Mae I Pool 7% 6/15/2028	1,632	1,651
Ginnie Mae I Pool 7% 6/15/2028	1,163	1,180
Ginnie Mae I Pool 7% 6/15/2028	994	1,005
Ginnie Mae I Pool 7% 6/15/2028	684	692
Ginnie Mae I Pool 7% 6/15/2028	635	642
Ginnie Mae I Pool 7% 6/15/2028	568	577
Ginnie Mae I Pool 7% 6/15/2028	499	506
Ginnie Mae I Pool 7% 6/15/2028	474	481
Ginnie Mae I Pool 7% 6/15/2028	460	465
Ginnie Mae I Pool 7% 6/15/2028	346	351
Ginnie Mae I Pool 7% 6/15/2028	282	286
Ginnie Mae I Pool 7% 6/15/2028	198	201
Ginnie Mae I Pool 7% 6/15/2028	187	189
Ginnie Mae I Pool 7% 6/15/2028	169	172
Ginnie Mae I Pool 7% 6/15/2028	121	122
Ginnie Mae I Pool 7% 6/15/2028	83	84
Ginnie Mae I Pool 7% 6/15/2028	39	39
Ginnie Mae I Pool 7% 6/15/2028	26	26
Ginnie Mae I Pool 7% 6/15/2028	3	2
Ginnie Mae I Pool 7% 6/15/2028	1	0
Ginnie Mae I Pool 7% 6/15/2029	1,202	1,226
Ginnie Mae I Pool 7% 6/15/2029	540	551
Ginnie Mae I Pool 7% 6/15/2029	377	384
Ginnie Mae I Pool 7% 6/15/2029	336	343
Ginnie Mae I Pool 7% 6/15/2029	17	17
Ginnie Mae I Pool 7% 6/15/2031	7,789	8,012
Ginnie Mae I Pool 7% 6/15/2031	3,470	3,570
Ginnie Mae I Pool 7% 6/15/2031	3,101	3,193
Ginnie Mae I Pool 7% 6/15/2031	2,391	2,457
Ginnie Mae I Pool 7% 6/15/2031	413	413
Ginnie Mae I Pool 7% 6/15/2031	80	82
Ginnie Mae I Pool 7% 6/15/2032	24,315	25,087
Ginnie Mae I Pool 7% 6/15/2032	23,820	24,598
Ginnie Mae I Pool 7% 6/15/2032	15,324	15,825
Ginnie Mae I Pool 7% 6/15/2032	10,539	10,833
Ginnie Mae I Pool 7% 6/15/2032	7,363	7,599
Ginnie Mae I Pool 7% 6/15/2032	6,372	6,580
Ginnie Mae I Pool 7% 6/15/2032	3,878	4,007
Ginnie Mae I Pool 7% 6/15/2032	3,821	3,937
Ginnie Mae I Pool 7% 6/15/2032	3,205	3,288
Ginnie Mae I Pool 7% 6/15/2032	2,520	2,598
Ginnie Mae I Pool 7% 6/15/2032	2,416	2,492
Ginnie Mae I Pool 7% 6/15/2032	2,053	2,111
Ginnie Mae I Pool 7% 6/15/2032	1,501	1,538
Ginnie Mae I Pool 7% 6/15/2032	1,456	1,499
Ginnie Mae I Pool 7% 6/15/2032	979	1,007
Ginnie Mae I Pool 7% 6/15/2032	835	861
Ginnie Mae I Pool 7% 6/15/2032	821	848
Ginnie Mae I Pool 7% 6/15/2032	604	621
Ginnie Mae I Pool 7% 6/15/2032	410	417
Ginnie Mae I Pool 7% 6/15/2032	375	386
Ginnie Mae I Pool 7% 6/15/2032	32	33
Ginnie Mae I Pool 7% 7/15/2028	2,210	2,233
Ginnie Mae I Pool 7% 7/15/2028	2,088	2,113
Ginnie Mae I Pool 7% 7/15/2028	2,011	2,038
Ginnie Mae I Pool 7% 7/15/2028	1,206	1,222
Ginnie Mae I Pool 7% 7/15/2028	973	987
Ginnie Mae I Pool 7% 7/15/2028	778	789
Ginnie Mae I Pool 7% 7/15/2028	421	427
Ginnie Mae I Pool 7% 7/15/2028	413	416
Ginnie Mae I Pool 7% 7/15/2028	394	400
Ginnie Mae I Pool 7% 7/15/2028	352	353
Ginnie Mae I Pool 7% 7/15/2028	327	332
Ginnie Mae I Pool 7% 7/15/2028	327	332
Ginnie Mae I Pool 7% 7/15/2028	317	320
Ginnie Mae I Pool 7% 7/15/2028	310	314
Ginnie Mae I Pool 7% 7/15/2028	213	215
Ginnie Mae I Pool 7% 7/15/2028	189	191
Ginnie Mae I Pool 7% 7/15/2028	162	162
Ginnie Mae I Pool 7% 7/15/2028	157	158
Ginnie Mae I Pool 7% 7/15/2028	144	145
Ginnie Mae I Pool 7% 7/15/2028	116	117
Ginnie Mae I Pool 7% 7/15/2028	79	80
Ginnie Mae I Pool 7% 7/15/2028	40	41
Ginnie Mae I Pool 7% 7/15/2028	18	18
Ginnie Mae I Pool 7% 7/15/2028	11	11
Ginnie Mae I Pool 7% 7/15/2029	1,490	1,519
Ginnie Mae I Pool 7% 7/15/2029	1,234	1,253
Ginnie Mae I Pool 7% 7/15/2029	755	768
Ginnie Mae I Pool 7% 7/15/2029	725	739
Ginnie Mae I Pool 7% 7/15/2029	132	134
Ginnie Mae I Pool 7% 7/15/2029	31	31
Ginnie Mae I Pool 7% 7/15/2030	1,224	1,245
Ginnie Mae I Pool 7% 7/15/2031	5,311	5,461
Ginnie Mae I Pool 7% 7/15/2031	5,266	5,424
Ginnie Mae I Pool 7% 7/15/2031	3,666	3,764
Ginnie Mae I Pool 7% 7/15/2031	1,493	1,530
Ginnie Mae I Pool 7% 7/15/2031	498	510
Ginnie Mae I Pool 7% 7/15/2031	219	225
Ginnie Mae I Pool 7% 7/15/2031	38	40
Ginnie Mae I Pool 7% 7/15/2031	22	22
Ginnie Mae I Pool 7% 7/15/2032	14,316	14,770
Ginnie Mae I Pool 7% 7/15/2032	12,961	13,348
Ginnie Mae I Pool 7% 7/15/2032	5,009	5,107
Ginnie Mae I Pool 7% 7/15/2032	2,833	2,928
Ginnie Mae I Pool 7% 7/15/2032	2,477	2,544
Ginnie Mae I Pool 7% 7/15/2032	2,231	2,305
Ginnie Mae I Pool 7% 7/15/2032	1,793	1,842
Ginnie Mae I Pool 7% 7/15/2032	1,590	1,634
Ginnie Mae I Pool 7% 7/15/2032	1,516	1,559
Ginnie Mae I Pool 7% 7/15/2032	206	212
Ginnie Mae I Pool 7% 7/15/2032	171	177
Ginnie Mae I Pool 7% 8/15/2025	15	15
Ginnie Mae I Pool 7% 8/15/2025	5	4
Ginnie Mae I Pool 7% 8/15/2028	988	998
Ginnie Mae I Pool 7% 8/15/2028	135	137
Ginnie Mae I Pool 7% 8/15/2029	314	318
Ginnie Mae I Pool 7% 8/15/2029	202	203
Ginnie Mae I Pool 7% 8/15/2029	36	37
Ginnie Mae I Pool 7% 8/15/2031	4,464	4,595
Ginnie Mae I Pool 7% 8/15/2031	2,767	2,851
Ginnie Mae I Pool 7% 8/15/2031	1,285	1,324
Ginnie Mae I Pool 7% 8/15/2031	812	836
Ginnie Mae I Pool 7% 8/15/2031	741	762
Ginnie Mae I Pool 7% 8/15/2031	220	226
Ginnie Mae I Pool 7% 8/15/2031	195	201
Ginnie Mae I Pool 7% 8/15/2031	82	84
Ginnie Mae I Pool 7% 8/15/2031	82	84
Ginnie Mae I Pool 7% 8/15/2032	3,833	3,941
Ginnie Mae I Pool 7% 8/15/2032	2,301	2,357
Ginnie Mae I Pool 7% 8/15/2032	1,389	1,435
Ginnie Mae I Pool 7% 8/15/2032	1,193	1,230
Ginnie Mae I Pool 7% 8/15/2032	871	900
Ginnie Mae I Pool 7% 8/15/2032	783	807
Ginnie Mae I Pool 7% 8/15/2032	700	721
Ginnie Mae I Pool 7% 8/15/2032	420	423
Ginnie Mae I Pool 7% 9/15/2025	4	3
Ginnie Mae I Pool 7% 9/15/2027	116	117
Ginnie Mae I Pool 7% 9/15/2028	1,694	1,719
Ginnie Mae I Pool 7% 9/15/2028	1,645	1,671
Ginnie Mae I Pool 7% 9/15/2028	1,369	1,388
Ginnie Mae I Pool 7% 9/15/2028	818	830
Ginnie Mae I Pool 7% 9/15/2028	387	393
Ginnie Mae I Pool 7% 9/15/2028	374	377
Ginnie Mae I Pool 7% 9/15/2028	295	297
Ginnie Mae I Pool 7% 9/15/2028	244	248
Ginnie Mae I Pool 7% 9/15/2028	244	246
Ginnie Mae I Pool 7% 9/15/2028	212	215
Ginnie Mae I Pool 7% 9/15/2028	198	200
Ginnie Mae I Pool 7% 9/15/2028	153	154
Ginnie Mae I Pool 7% 9/15/2028	84	85
Ginnie Mae I Pool 7% 9/15/2029	207	209
Ginnie Mae I Pool 7% 9/15/2030	2,274	2,334
Ginnie Mae I Pool 7% 9/15/2031	9,451	9,680
Ginnie Mae I Pool 7% 9/15/2031	5,160	5,314
Ginnie Mae I Pool 7% 9/15/2031	4,299	4,428
Ginnie Mae I Pool 7% 9/15/2031	3,431	3,532
Ginnie Mae I Pool 7% 9/15/2031	2,801	2,884
Ginnie Mae I Pool 7% 9/15/2031	1,826	1,880
Ginnie Mae I Pool 7% 9/15/2031	1,287	1,322
Ginnie Mae I Pool 7% 9/15/2031	492	505
Ginnie Mae I Pool 7% 9/15/2031	373	384
Ginnie Mae I Pool 7% 9/15/2031	123	127
Ginnie Mae I Pool 7% 9/15/2031	40	41
Ginnie Mae I Pool 7.5% 1/15/2027	21	21
Ginnie Mae I Pool 7.5% 1/15/2028	1,222	1,239
Ginnie Mae I Pool 7.5% 1/15/2031	772	801
Ginnie Mae I Pool 7.5% 1/15/2031	242	251
Ginnie Mae I Pool 7.5% 10/15/2025	13	13
Ginnie Mae I Pool 7.5% 10/15/2025	2	1
Ginnie Mae I Pool 7.5% 10/15/2027	3,019	3,052
Ginnie Mae I Pool 7.5% 10/15/2027	2,207	2,246
Ginnie Mae I Pool 7.5% 10/15/2027	1,706	1,737
Ginnie Mae I Pool 7.5% 10/15/2027	1,642	1,671
Ginnie Mae I Pool 7.5% 10/15/2027	600	609
Ginnie Mae I Pool 7.5% 10/15/2027	333	339
Ginnie Mae I Pool 7.5% 10/15/2027	229	233
Ginnie Mae I Pool 7.5% 10/15/2027	206	209
Ginnie Mae I Pool 7.5% 10/15/2027	183	185
Ginnie Mae I Pool 7.5% 10/15/2027	182	184
Ginnie Mae I Pool 7.5% 10/15/2027	152	154
Ginnie Mae I Pool 7.5% 10/15/2027	137	139
Ginnie Mae I Pool 7.5% 10/15/2027	131	132
Ginnie Mae I Pool 7.5% 10/15/2028	373	381
Ginnie Mae I Pool 7.5% 10/15/2028	176	180
Ginnie Mae I Pool 7.5% 11/15/2025	247	247
Ginnie Mae I Pool 7.5% 11/15/2025	222	222
Ginnie Mae I Pool 7.5% 11/15/2025	94	95
Ginnie Mae I Pool 7.5% 11/15/2025	64	65
Ginnie Mae I Pool 7.5% 11/15/2025	38	38
Ginnie Mae I Pool 7.5% 11/15/2025	14	14
Ginnie Mae I Pool 7.5% 11/15/2027	195	198
Ginnie Mae I Pool 7.5% 11/15/2027	135	137
Ginnie Mae I Pool 7.5% 11/15/2027	119	121
Ginnie Mae I Pool 7.5% 11/15/2027	9	9
Ginnie Mae I Pool 7.5% 11/15/2029	233	241
Ginnie Mae I Pool 7.5% 12/15/2026	4	3
Ginnie Mae I Pool 7.5% 12/15/2027	1,151	1,174
Ginnie Mae I Pool 7.5% 12/15/2027	881	895
Ginnie Mae I Pool 7.5% 12/15/2027	721	734
Ginnie Mae I Pool 7.5% 12/15/2027	392	397
Ginnie Mae I Pool 7.5% 12/15/2027	175	179
Ginnie Mae I Pool 7.5% 12/15/2027	144	144
Ginnie Mae I Pool 7.5% 12/15/2027	114	115
Ginnie Mae I Pool 7.5% 12/15/2027	93	94
Ginnie Mae I Pool 7.5% 12/15/2027	41	41
Ginnie Mae I Pool 7.5% 12/15/2027	26	26
Ginnie Mae I Pool 7.5% 12/15/2028	181	183
Ginnie Mae I Pool 7.5% 2/15/2027	276	279
Ginnie Mae I Pool 7.5% 2/15/2027	145	147
Ginnie Mae I Pool 7.5% 3/15/2026	53	53
Ginnie Mae I Pool 7.5% 3/15/2026	26	26
Ginnie Mae I Pool 7.5% 3/15/2027	95	96
Ginnie Mae I Pool 7.5% 3/15/2028	809	827
Ginnie Mae I Pool 7.5% 3/15/2031	2,623	2,735
Ginnie Mae I Pool 7.5% 4/15/2026	2	1
Ginnie Mae I Pool 7.5% 4/15/2027	1,121	1,131
Ginnie Mae I Pool 7.5% 4/15/2027	460	464
Ginnie Mae I Pool 7.5% 4/15/2027	293	297
Ginnie Mae I Pool 7.5% 4/15/2027	228	231
Ginnie Mae I Pool 7.5% 4/15/2027	220	222
Ginnie Mae I Pool 7.5% 4/15/2027	172	174
Ginnie Mae I Pool 7.5% 4/15/2027	82	83
Ginnie Mae I Pool 7.5% 4/15/2027	47	47
Ginnie Mae I Pool 7.5% 4/15/2028	93	95
Ginnie Mae I Pool 7.5% 4/15/2028	50	50
Ginnie Mae I Pool 7.5% 5/15/2027	671	678
Ginnie Mae I Pool 7.5% 5/15/2027	173	175
Ginnie Mae I Pool 7.5% 5/15/2027	108	110
Ginnie Mae I Pool 7.5% 5/15/2027	19	19
Ginnie Mae I Pool 7.5% 6/15/2027	2,269	2,295
Ginnie Mae I Pool 7.5% 6/15/2027	577	584
Ginnie Mae I Pool 7.5% 6/15/2027	237	239
Ginnie Mae I Pool 7.5% 6/15/2027	100	101
Ginnie Mae I Pool 7.5% 6/15/2027	90	90
Ginnie Mae I Pool 7.5% 6/15/2027	71	72
Ginnie Mae I Pool 7.5% 6/15/2027	46	46
Ginnie Mae I Pool 7.5% 6/15/2027	36	36
Ginnie Mae I Pool 7.5% 6/15/2029	120	121
Ginnie Mae I Pool 7.5% 7/15/2027	2,497	2,536
Ginnie Mae I Pool 7.5% 7/15/2027	1,188	1,199
Ginnie Mae I Pool 7.5% 7/15/2027	1,178	1,194
Ginnie Mae I Pool 7.5% 7/15/2027	894	909
Ginnie Mae I Pool 7.5% 7/15/2027	602	611
Ginnie Mae I Pool 7.5% 7/15/2027	421	425
Ginnie Mae I Pool 7.5% 7/15/2027	179	182
Ginnie Mae I Pool 7.5% 7/15/2027	165	166
Ginnie Mae I Pool 7.5% 7/15/2027	103	105
Ginnie Mae I Pool 7.5% 7/15/2028	4,495	4,599
Ginnie Mae I Pool 7.5% 7/15/2029	1,574	1,625
Ginnie Mae I Pool 7.5% 7/15/2029	735	754
Ginnie Mae I Pool 7.5% 8/15/2027	1,749	1,778
Ginnie Mae I Pool 7.5% 8/15/2027	1,383	1,406
Ginnie Mae I Pool 7.5% 8/15/2027	512	520
Ginnie Mae I Pool 7.5% 8/15/2027	321	323
Ginnie Mae I Pool 7.5% 8/15/2027	163	165
Ginnie Mae I Pool 7.5% 8/15/2027	154	157
Ginnie Mae I Pool 7.5% 8/15/2027	124	125
Ginnie Mae I Pool 7.5% 8/15/2027	37	37
Ginnie Mae I Pool 7.5% 8/15/2028	2,262	2,319
Ginnie Mae I Pool 7.5% 8/15/2028	978	1,002
Ginnie Mae I Pool 7.5% 8/15/2028	358	366
Ginnie Mae I Pool 7.5% 8/15/2028	130	131
Ginnie Mae I Pool 7.5% 8/15/2029	184	190
Ginnie Mae I Pool 7.5% 9/15/2025	44	44
Ginnie Mae I Pool 7.5% 9/15/2025	8	8
Ginnie Mae I Pool 7.5% 9/15/2025	3	2
Ginnie Mae I Pool 7.5% 9/15/2027	2,850	2,900
Ginnie Mae I Pool 7.5% 9/15/2027	270	275
Ginnie Mae I Pool 7.5% 9/15/2027	146	146
Ginnie Mae I Pool 7.5% 9/15/2027	145	146
Ginnie Mae I Pool 7.5% 9/15/2027	137	140
Ginnie Mae I Pool 7.5% 9/15/2027	6	5
Ginnie Mae I Pool 7.5% 9/15/2028	2,680	2,746
Ginnie Mae I Pool 7.5% 9/15/2028	1,687	1,715
Ginnie Mae I Pool 7.5% 9/15/2031	5,949	6,170
Ginnie Mae I Pool 8% 1/15/2028	1,532	1,557
Ginnie Mae I Pool 8% 10/15/2025	12	12
Ginnie Mae I Pool 8% 10/15/2029	443	454
Ginnie Mae I Pool 8% 11/15/2027	348	353
Ginnie Mae I Pool 8% 12/15/2027	1,680	1,705
Ginnie Mae I Pool 8% 12/15/2027	613	620
Ginnie Mae I Pool 8% 12/15/2027	524	529
Ginnie Mae I Pool 8% 12/15/2027	222	224
Ginnie Mae I Pool 8% 4/15/2026	96	96
Ginnie Mae I Pool 8% 7/15/2025	3	2
Ginnie Mae I Pool 8% 7/15/2027	573	580
Ginnie Mae I Pool 8% 8/15/2025	32	32
Ginnie Mae I Pool 8% 8/15/2025	13	13
Ginnie Mae I Pool 8% 8/15/2025	6	6
Ginnie Mae I Pool 8% 8/15/2027	258	260
Ginnie Mae I Pool 8% 8/15/2027	168	170
Ginnie Mae I Pool 8% 9/15/2025	4	3
Ginnie Mae I Pool 8% 9/15/2026	39	39
Ginnie Mae I Pool 8% 9/15/2029	203	207
Ginnie Mae I Pool 8.5% 1/15/2031	7,275	7,532
Ginnie Mae I Pool 8.5% 10/15/2028	283	287
Ginnie Mae I Pool 8.5% 11/15/2027	187	189
Ginnie Mae I Pool 8.5% 11/15/2027	180	183
Ginnie Mae I Pool 8.5% 12/15/2029	403	414
Ginnie Mae I Pool 8.5% 7/15/2030	868	895
Ginnie Mae I Pool 8.5% 8/15/2029	556	569
Ginnie Mae II Pool 2% 1/20/2051	97,409,916	78,295,626
Ginnie Mae II Pool 2% 11/20/2050	28,867,109	23,202,652
Ginnie Mae II Pool 2% 12/20/2050	29,995,261	24,109,432
Ginnie Mae II Pool 2% 12/20/2051	114,589	92,104
Ginnie Mae II Pool 2% 2/20/2051	63,323,160	50,897,554
Ginnie Mae II Pool 2% 4/20/2051	2,318,418	1,863,486
Ginnie Mae II Pool 2% 6/1/2055 (n)	400,025,000	321,390,726
Ginnie Mae II Pool 2% 7/1/2055 (n)	137,150,000	110,173,884
Ginnie Mae II Pool 2% 9/20/2050	15,674,919	12,608,900
Ginnie Mae II Pool 2.5% 11/20/2051	6,622,826	5,552,979
Ginnie Mae II Pool 2.5% 12/20/2051	21,762,697	18,247,164
Ginnie Mae II Pool 2.5% 6/1/2055 (n)	169,800,000	142,298,190
Ginnie Mae II Pool 2.5% 6/20/2051	10,693,068	8,969,058
Ginnie Mae II Pool 2.5% 6/20/2052	18,806,014	15,771,040
Ginnie Mae II Pool 2.5% 7/1/2055 (n)	108,225,000	90,662,409
Ginnie Mae II Pool 2.5% 7/20/2051	45,901,462	38,486,567
Ginnie Mae II Pool 2.5% 8/20/2053	204,192	171,494
Ginnie Mae II Pool 3% 1/20/2032	3,250,813	3,144,912
Ginnie Mae II Pool 3% 1/20/2043	3,934,589	3,559,650
Ginnie Mae II Pool 3% 10/20/2031	1,075,042	1,040,676
Ginnie Mae II Pool 3% 10/20/2043	51,361	46,317
Ginnie Mae II Pool 3% 11/20/2031	1,134,651	1,098,029
Ginnie Mae II Pool 3% 12/20/2031	1,745,453	1,689,127
Ginnie Mae II Pool 3% 12/20/2042	55,576	50,297
Ginnie Mae II Pool 3% 2/20/2031	140,044	135,973
Ginnie Mae II Pool 3% 3/20/2031	286,424	278,003
Ginnie Mae II Pool 3% 3/20/2050	7,361,896	6,431,146
Ginnie Mae II Pool 3% 4/20/2031	1,062,321	1,030,735
Ginnie Mae II Pool 3% 5/20/2031	2,237,857	2,170,580
Ginnie Mae II Pool 3% 6/1/2055 (n)	257,075,000	224,039,963
Ginnie Mae II Pool 3% 7/20/2031	29,574	28,657
Ginnie Mae II Pool 3% 8/20/2031	343,865	333,196
Ginnie Mae II Pool 3% 8/20/2042	7,718	6,993
Ginnie Mae II Pool 3% 9/20/2031	138,195	133,864
Ginnie Mae II Pool 3.5% 1/20/2042	4,945	4,581
Ginnie Mae II Pool 3.5% 1/20/2044	7,808	7,163
Ginnie Mae II Pool 3.5% 10/20/2040	2,027	1,883
Ginnie Mae II Pool 3.5% 10/20/2041	3,449	3,195
Ginnie Mae II Pool 3.5% 11/20/2041	323,673	299,892
Ginnie Mae II Pool 3.5% 11/20/2043	3,078	2,826
Ginnie Mae II Pool 3.5% 12/20/2041	6,678,076	6,187,502
Ginnie Mae II Pool 3.5% 2/20/2043	101,488	93,642
Ginnie Mae II Pool 3.5% 3/20/2043	101,235	93,383
Ginnie Mae II Pool 3.5% 4/20/2043	129,887	119,779
Ginnie Mae II Pool 3.5% 4/20/2046	182,397	164,440
Ginnie Mae II Pool 3.5% 5/20/2043	5,872,229	5,390,770
Ginnie Mae II Pool 3.5% 5/20/2046	252,115	227,058
Ginnie Mae II Pool 3.5% 5/20/2046	64,400	57,999
Ginnie Mae II Pool 3.5% 6/1/2055 (n)	118,950,000	105,876,289
Ginnie Mae II Pool 3.5% 7/1/2055 (n)	92,000,000	81,855,997
Ginnie Mae II Pool 3.5% 8/20/2043	3,525	3,247
Ginnie Mae II Pool 3.5% 9/20/2043	767,159	704,825
Ginnie Mae II Pool 4% 1/20/2041	902,423	865,030
Ginnie Mae II Pool 4% 1/20/2042	469,950	449,418
Ginnie Mae II Pool 4% 1/20/2046	94,326	88,237
Ginnie Mae II Pool 4% 10/20/2040	516,107	494,850
Ginnie Mae II Pool 4% 10/20/2041	5,171,315	4,947,095
Ginnie Mae II Pool 4% 11/20/2040	5,904,113	5,660,191
Ginnie Mae II Pool 4% 11/20/2041	20,263	19,381
Ginnie Mae II Pool 4% 2/20/2041	130,198	124,779
Ginnie Mae II Pool 4% 3/20/2041	544,091	521,427
Ginnie Mae II Pool 4% 3/20/2047	395,718	368,813
Ginnie Mae II Pool 4% 4/20/2042	122,139	116,732
Ginnie Mae II Pool 4% 4/20/2043	2,695	2,575
Ginnie Mae II Pool 4% 4/20/2047	26,146,894	24,369,151
Ginnie Mae II Pool 4% 5/20/2046	1,843,065	1,724,090
Ginnie Mae II Pool 4% 6/1/2055 (n)	28,000,000	25,661,625
Ginnie Mae II Pool 4% 6/20/2042	8,017	7,658
Ginnie Mae II Pool 4% 7/20/2033	2,054	2,005
Ginnie Mae II Pool 4% 8/20/2041	61,268	58,630
Ginnie Mae II Pool 4% 8/20/2043	403,703	384,125
Ginnie Mae II Pool 4% 8/20/2048	4,626,766	4,300,623
Ginnie Mae II Pool 4% 9/20/2040	2,637,991	2,529,210
Ginnie Mae II Pool 4.5% 1/20/2041	582,775	573,173
Ginnie Mae II Pool 4.5% 10/20/2035	5,482	5,417
Ginnie Mae II Pool 4.5% 10/20/2039	6,145	5,965
Ginnie Mae II Pool 4.5% 10/20/2040	123,467	121,457
Ginnie Mae II Pool 4.5% 10/20/2040	91,098	88,398
Ginnie Mae II Pool 4.5% 11/20/2040	165,276	162,564
Ginnie Mae II Pool 4.5% 11/20/2040	36,312	35,194
Ginnie Mae II Pool 4.5% 11/20/2054	65,479,405	61,830,087
Ginnie Mae II Pool 4.5% 12/20/2039	34,378	33,381
Ginnie Mae II Pool 4.5% 12/20/2040	18,885	18,308
Ginnie Mae II Pool 4.5% 2/20/2041	2,118,285	2,083,242
Ginnie Mae II Pool 4.5% 2/20/2041	1,834	1,777
Ginnie Mae II Pool 4.5% 2/20/2055	3,693,683	3,487,825
Ginnie Mae II Pool 4.5% 3/20/2036	43,029	42,508
Ginnie Mae II Pool 4.5% 3/20/2041	140,514	138,189
Ginnie Mae II Pool 4.5% 4/20/2035	2,128	2,103
Ginnie Mae II Pool 4.5% 4/20/2040	16,240	15,754
Ginnie Mae II Pool 4.5% 4/20/2041	965,625	949,578
Ginnie Mae II Pool 4.5% 4/20/2055	24,306,515	22,951,857
Ginnie Mae II Pool 4.5% 5/20/2040	148,702	146,328
Ginnie Mae II Pool 4.5% 5/20/2041	3,001,154	2,951,075
Ginnie Mae II Pool 4.5% 5/20/2042	2,982	2,932
Ginnie Mae II Pool 4.5% 5/20/2055	700,000	660,987
Ginnie Mae II Pool 4.5% 6/20/2033	21,239	21,033
Ginnie Mae II Pool 4.5% 6/20/2039	6,793	6,599
Ginnie Mae II Pool 4.5% 6/20/2040	15,820	15,363
Ginnie Mae II Pool 4.5% 6/20/2041	2,840,646	2,792,867
Ginnie Mae II Pool 4.5% 7/20/2039	1,493	1,472
Ginnie Mae II Pool 4.5% 7/20/2040	238,568	234,711
Ginnie Mae II Pool 4.5% 7/20/2040	1,388	1,347
Ginnie Mae II Pool 4.5% 8/20/2040	27,909	27,456
Ginnie Mae II Pool 4.5% 9/20/2040	1,302,728	1,281,517
Ginnie Mae II Pool 5% 1/20/2055	51,445,667	49,939,354
Ginnie Mae II Pool 5% 12/20/2054	9,794,145	9,521,148
Ginnie Mae II Pool 5% 6/1/2055 (n)	96,150,000	93,297,287
Ginnie Mae II Pool 5% 9/20/2033	968,344	973,799
Ginnie Mae II Pool 5.5% 12/20/2054	8,926,515	8,870,214
Ginnie Mae II Pool 5.5% 6/1/2055 (n)	222,825,000	221,296,777
Ginnie Mae II Pool 5.5% 7/1/2055 (n)	222,825,000	221,087,879
Ginnie Mae II Pool 6% 1/20/2055	15,556,087	15,719,079
Ginnie Mae II Pool 6% 11/20/2031	27,021	27,686
Ginnie Mae II Pool 6% 12/20/2054	12,121,220	12,259,586
Ginnie Mae II Pool 6% 5/20/2032	127,351	130,732
Ginnie Mae II Pool 6% 6/1/2055 (n)	330,250,000	333,457,652
Ginnie Mae II Pool 6% 7/1/2055 (n)	330,250,000	332,954,516
Ginnie Mae II Pool 6.5% 1/20/2032	1,203	1,237
Ginnie Mae II Pool 6.5% 11/20/2031	4,773	4,915
Ginnie Mae II Pool 6.5% 3/20/2031	6,032	6,195
Ginnie Mae II Pool 6.5% 4/20/2031	772	792
Ginnie Mae II Pool 6.5% 6/1/2055 (n)	27,100,000	27,679,498
Ginnie Mae II Pool 6.5% 6/20/2031	708	726
Ginnie Mae II Pool 6.5% 7/1/2055 (n)	27,100,000	27,660,444
Ginnie Mae II Pool 6.5% 7/20/2031	852	877
Ginnie Mae II Pool 6.5% 8/20/2031	868	891
Ginnie Mae II Pool 7% 2/20/2032	36,401	37,773
Ginnie Mae II Pool 7% 3/20/2032	18,271	18,968
Uniform Mortgage Backed Securities 2% 6/1/2055 (n)	548,075,000	426,021,219
Uniform Mortgage Backed Securities 2% 7/1/2055 (n)	406,625,000	316,246,210
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (n)	345,225,000	281,344,842
Uniform Mortgage Backed Securities 3% 6/1/2055 (n)	41,000,000	34,901,230
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (n)	103,450,000	91,763,336
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (n)	55,750,000	49,441,074
Uniform Mortgage Backed Securities 4% 6/1/2055 (n)	28,000,000	25,672,485
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (n)	26,225,000	24,745,757
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (n)	50,425,000	47,561,042
Uniform Mortgage Backed Securities 5% 6/1/2055 (n)	41,000,000	39,697,918
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (n)	58,800,000	58,230,416
Uniform Mortgage Backed Securities 6% 6/1/2055 (n)	387,825,000	391,718,414
Uniform Mortgage Backed Securities 6% 7/1/2055 (n)	130,125,000	131,263,607
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (n)	275,325,000	282,724,222
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (n)	60,050,000	61,607,517
TOTAL UNITED STATES		9,932,832,596
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,315,780,498)		9,932,832,596

U.S. Treasury Obligations - 40.7%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	238,590,000	154,980,980
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	238,924,839
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	311,610,000	210,008,098
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	482,950,000	271,357,531
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.47	196,840,000	117,212,069
US Treasury Bonds 3% 2/15/2047	1.16 to 1.19	442,997,000	325,585,492
US Treasury Bonds 3.25% 5/15/2042	3.39 to 3.44	163,800,000	132,869,954
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	200,000,000	159,726,562
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	119,666,016
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	709,766,681
US Treasury Bonds 4.25% 2/15/2054	4.31 to 4.68	449,203,000	401,211,975
US Treasury Bonds 4.25% 8/15/2054	3.96 to 3.99	101,000,000	90,316,094
US Treasury Bonds 4.5% 11/15/2054	4.39 to 4.82	285,200,000	266,216,375
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	67,520,000	64,850,850
US Treasury Bonds 4.75% 5/15/2055	4.91	130,000,000	126,668,750
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	29,958,173	28,503,759
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	478,773,000	436,150,981
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	535,722,696
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.35	150,000,000	145,283,204
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	941,366
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	597,900,000	569,382,974
US Treasury Notes 3.5% 9/30/2029	3.91	147,300,000	144,768,281
US Treasury Notes 3.625% 8/31/2029	3.44	148,800,000	147,009,750
US Treasury Notes 3.75% 4/15/2028	3.69	34,930,000	34,818,115
US Treasury Notes 3.75% 5/15/2028	3.77	79,250,000	79,014,786
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	93,118,554
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	373,828,125
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	673,217,792
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	198,000,000	190,711,877
US Treasury Notes 4% 10/31/2029	4.12 to 4.13	1,270,000,000	1,272,926,956
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	468,993,749
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	12,927,715
US Treasury Notes 4% 4/30/2032	4.16	212,000,000	209,913,125
US Treasury Notes 4% 7/31/2030 (m)	4.05 to 4.06	500,000,000	500,117,190
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	90,992,891
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	515,112,000	512,838,265
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	471,528,280
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	175,222,443
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.37	215,000,000	217,653,906
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.33	557,000,000	551,517,031
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	383,785,157
US Treasury Notes 4.25% 5/15/2035	4.39	238,000,000	235,322,500
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	609,807,188
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	589,719,530
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	456,714,846
US Treasury Notes 4.625% 2/15/2035	4.29	128,000,000	130,362,330
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	283,913,439
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	59,190,000	57,774,989
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	580,908,517
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,892,050,625)			14,654,774,573

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $723,356,055)	4.32	723,217,625	723,362,269

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	42,200,000	2,574,095
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	59,960,000	1,125,575
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	10,960,000	443,269
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	32,030,000	1,291,938
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	30,100,000	1,239,724
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	25,490,000	1,088,512
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	30,780,000	1,254,834
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	12,810,000	535,600

TOTAL PUT SWAPTIONS			9,553,547
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	42,200,000	110,779
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	59,960,000	2,332,991
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	10,960,000	414,113
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	32,030,000	1,212,791
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	30,100,000	1,107,052
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	25,490,000	898,683
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	30,780,000	1,157,247
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	12,810,000	468,015

TOTAL CALL SWAPTIONS			7,701,671
TOTAL PURCHASED SWAPTIONS (Cost $18,033,178)			17,255,218

TOTAL INVESTMENT IN SECURITIES - 109.7% (Cost $41,796,132,231)	39,556,892,516
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(3,489,609,041)
NET ASSETS - 100.0%	36,067,283,475

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(137,150,000)	(110,189,958)
Ginnie Mae II Pool 2.5% 6/1/2055	(108,225,000)	(90,696,240)
Ginnie Mae II Pool 3.5% 6/1/2055	(92,000,000)	(81,888,344)
Ginnie Mae II Pool 5% 6/1/2055	(10,350,000)	(10,042,922)
Ginnie Mae II Pool 5.5% 6/1/2055	(222,825,000)	(221,296,777)
Ginnie Mae II Pool 6% 6/1/2055	(330,250,000)	(333,457,653)
Ginnie Mae II Pool 6.5% 6/1/2055	(27,100,000)	(27,679,498)
Uniform Mortgage Backed Securities 2% 6/1/2055	(426,225,000)	(331,306,653)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(36,575,000)	(29,807,191)
Uniform Mortgage Backed Securities 3% 6/1/2055	(48,800,000)	(41,540,976)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(55,750,000)	(49,451,967)
Uniform Mortgage Backed Securities 4% 6/1/2055	(28,000,000)	(25,672,486)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(26,225,000)	(24,745,758)
Uniform Mortgage Backed Securities 5% 6/1/2055	(32,800,000)	(31,758,334)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(70,800,000)	(70,114,175)
Uniform Mortgage Backed Securities 6% 6/1/2055	(359,625,000)	(363,235,312)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(129,450,000)	(132,928,904)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,975,813,148)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,973,873,659)		(1,975,813,148)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	48,800,000	(1,345,267)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	16,800,000	(531,216)

TOTAL PUT SWAPTIONS			(1,876,483)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	48,800,000	(1,724,148)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	16,800,000	(227,480)

TOTAL CALL SWAPTIONS			(1,951,628)
TOTAL WRITTEN SWAPTIONS			(3,828,111)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	7,552	Sep 2025	837,564,000	10,431,578	10,431,578
CBOT 2 Year US Treasury Note Contracts (United States)	3,051	Sep 2025	633,130,172	1,198,827	1,198,827
CBOT 5 Year US Treasury Note Contracts (United States)	6,981	Sep 2025	756,075,023	5,937,323	5,937,323
CBOT US Treasury Long Bond Contracts (United States)	767	Sep 2025	86,766,875	2,075,571	2,075,571
CBOT US Treasury Ultra Bond Contracts (United States)	5	Sep 2025	581,406	15,224	15,224

TOTAL PURCHASED					19,658,523

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	2,464	Sep 2025	273,273,000	(3,411,852)	(3,411,852)
CBOT 5 Year US Treasury Note Contracts (United States)	1,849	Sep 2025	200,255,367	(1,577,710)	(1,577,710)

TOTAL SOLD					(4,989,562)

TOTAL FUTURES CONTRACTS					14,668,961
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(5,262)	(30,396)	(35,658)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,970,000	335,883	(469,986)	(134,103)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,520,000	429,658	(622,049)	(192,391)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	810,000	138,104	(207,854)	(69,750)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,380,000	235,289	(354,307)	(119,018)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	238,699	(406,434)	(167,735)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	470,000	80,135	(138,846)	(58,711)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	2,850,000	485,923	(815,152)	(329,229)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	2,650,000	451,823	(739,033)	(287,210)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	3,270,000	557,532	(901,445)	(343,913)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,230,000	209,714	(288,116)	(78,402)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	414,313	(568,377)	(154,064)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	690,000	117,644	(166,483)	(48,839)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,010,000	342,703	(487,367)	(144,664)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	32,395	(41,387)	(8,992)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	900,000	153,449	(197,482)	(44,033)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,020,000	173,909	(254,875)	(80,966)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	107,415	(169,027)	(61,612)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	560,000	95,480	(129,255)	(33,775)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	6,100,000	466,256	(233,693)	232,563
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	152,871	(78,822)	74,049
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	76,435	(38,828)	37,607
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	7,000,000	535,048	(255,351)	279,697
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	357,063	(183,318)	173,745
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	2,900,000	369,816	(193,621)	176,195
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	89,266	(50,035)	39,231
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	2,195,000	285,770	(276,253)	9,517
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	2,100,000	160,514	(104,382)	56,132
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,400,000	231,644	(224,612)	7,032
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	4,000,000	520,765	(652,113)	(131,348)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	600,000	76,514	(89,699)	(13,185)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,500,000	195,287	(218,780)	(23,493)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	104,153	(115,809)	(11,656)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,500,000	114,653	(112,181)	2,472
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	3,100,000	403,593	(410,194)	(6,601)

TOTAL BUY PROTECTION							8,734,454	(10,225,562)	(1,491,108)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	5,262	65,967	71,229
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	13,200,000	(231,096)	291,096	60,000
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,800,000	(259,108)	360,889	101,781
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	12,125,000	(212,276)	297,553	85,277
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,625,000	(20,010)	32,117	12,107
CMBX AAA Series 15 Index	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,900,000	(57,186)	152,126	94,940
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,000,000	(245,102)	280,827	35,725
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(54,273)	49,824	(4,449)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(148,812)	134,001	(14,811)
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	6,400,000	(36,969)	48,406	11,437
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	5,100,000	(89,287)	80,401	(8,886)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(66,528)	51,118	(15,410)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	6,400,000	(78,808)	60,018	(18,790)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	7,200,000	(126,053)	93,071	(32,982)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	17,300,000	(302,876)	324,092	21,216
CMBX AAA Series 18 Index	NR	Dec 2057	Citigroup Global Markets Ltd	0.5%	Monthly	13,700,000	(23,361)	33,695	10,334
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	10,200,000	(178,574)	185,660	7,086
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	9,800,000	(171,572)	242,530	70,958
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(10,504)	16,383	5,879
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	3,900,000	(48,023)	62,457	14,434
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	23,900,000	(418,424)	412,313	(6,111)
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	2,800,000	(34,478)	34,324	(154)

TOTAL SELL PROTECTION							(2,808,058)	3,308,868	500,810
TOTAL CREDIT DEFAULT SWAPS							5,926,396	(6,916,694)	(990,298)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	408,047,000	102,090	0	102,090
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	125,455,000	2,302,365	0	2,302,365
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	4,308,000	(5,726)	0	(5,726)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	170,102,000	839,557	0	839,557
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	77,764,000	217,441	0	217,441
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	524,589,000	241,171	0	241,171
TOTAL INTEREST RATE SWAPS							3,696,898	0	3,696,898

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,028,559,269 or 16.7% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $227,304 or 0.0% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Principal Only Strips represent the right to receive the monthly principal payments.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Level 3 security
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $34,526,555.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,319,743.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,665,032.

(p)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $640,914.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	501,967,787	6,442,279,452	6,220,884,970	27,761,754	-	-	723,362,269	723,217,625	1.3%
Fidelity Securities Lending Cash Central Fund	-	3,632,388,826	3,632,388,826	209,577	-	-	-	-	0.0%
Total	501,967,787	10,074,668,278	9,853,273,796	27,971,331	-	-	723,362,269

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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